UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

September 30, 2022

Semi Annual Report

USAA Global Equity Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Global Equity Income Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks total return with an emphasis on current income.

Sector Allocation*:

September 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (0.2%):
Consumer Discretionary (0.2%):
Domino's Pizza Enterprises Ltd.	3,554	$117
Austria (0.6%):
Energy (0.3%):
OMV AG	4,748	172
Utilities (0.3%):
Verbund AG	1,433	122
		294
Belgium (0.1%):
Communication Services (0.1%):
Telenet Group Holding NV	4,803	66
Canada (5.7%):
Consumer Discretionary (0.5%):
Dollarama, Inc.	3,899	224
Consumer Staples (0.1%):
Metro, Inc.	1,399	70
Energy (0.7%):
Canadian Natural Resources Ltd.	5,789	270
Parkland Corp.	4,259	91
		361
Financials (4.2%):
Bank of Montreal	5,065	444
Great-West Lifeco, Inc.	10,063	217
IGM Financial, Inc. (a)	10,340	258
Manulife Financial Corp.	13,254	208
Power Corp. of Canada	4,887	110
Royal Bank of Canada	771	69
Sun Life Financial, Inc.	6,426	256
The Bank of Nova Scotia	4,500	214
The Toronto-Dominion Bank	5,611	344
		2,120
Materials (0.2%):
West Fraser Timber Co. Ltd.	1,598	116
		2,891
Denmark (1.1%):
Health Care (0.9%):
Coloplast A/S Class B	1,119	114
Novo Nordisk A/S Class B	3,439	342
		456

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.2%):
AP Moller — Maersk A/S Class B	52	$95
		551
Finland (0.6%):
Communication Services (0.1%):
Elisa Oyj	1,132	51
Utilities (0.5%):
Fortum Oyj	16,908	227
		278
France (1.3%):
Consumer Staples (0.5%):
L'Oreal SA	780	249
Health Care (0.4%):
Sanofi	2,432	185
Industrials (0.4%):
Bouygues SA	8,738	229
		663
Germany (1.9%):
Consumer Discretionary (0.2%):
Volkswagen AG Preference Shares	947	116
Financials (0.7%):
Allianz SE Registered Shares	2,330	367
Industrials (0.3%):
Deutsche Post AG Registered Shares	4,390	132
Utilities (0.7%):
E.ON SE	22,291	171
RWE AG	5,078	187
		358
		973
Hong Kong (0.8%):
Industrials (0.4%):
SITC International Holdings Co. Ltd.	66,000	121
Xinyi Glass Holdings Ltd.	74,000	107
		228
Utilities (0.4%):
Power Assets Holdings Ltd.	37,000	186
		414
Ireland (0.4%):
Health Care (0.1%):
STERIS PLC	353	59

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.3%):
Seagate Technology Holdings PLC	2,479	$132
		191
Italy (0.5%):
Utilities (0.5%):
Snam SpA	28,565	116
Terna — Rete Elettrica Nazionale	19,120	116
		232
Japan (7.5%):
Communication Services (1.4%):
KDDI Corp.	11,200	327
Nippon Telegraph & Telephone Corp.	14,000	378
		705
Consumer Discretionary (1.1%):
Iida Group Holdings Co. Ltd.	10,900	148
Toyota Motor Corp.	33,600	439
		587
Consumer Staples (0.3%):
Seven & i Holdings Co. Ltd.	3,400	137
Energy (0.2%):
ENEOS Holdings, Inc.	38,200	123
Financials (1.3%):
Japan Post Holdings Co. Ltd.	24,600	163
ORIX Corp.	9,100	128
Resona Holdings, Inc.	29,800	109
Sumitomo Mitsui Financial Group, Inc.	10,000	277
		677
Health Care (0.2%):
Hoya Corp.	1,100	106
Industrials (1.5%):
ITOCHU Corp.	8,200	198
Kajima Corp.	13,900	132
Mitsubishi Corp.	4,100	112
Mitsui & Co. Ltd.	6,700	142
Mitsui Osk Lines Ltd. (a)	9,000	161
		745
Information Technology (0.9%):
FUJIFILM Holdings Corp.	2,200	100
Fujitsu Ltd.	1,100	121
Nomura Research Institute Ltd.	6,800	166
Seiko Epson Corp.	5,100	70
		457

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Asahi Kasei Corp.	13,300	$88
Nissan Chemical Corp.	1,300	58
Sumitomo Metal Mining Co. Ltd.	5,700	164
		310
		3,847
Netherlands (2.3%):
Communication Services (0.3%):
Koninklijke KPN NV	56,389	152
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	13,938	355
Industrials (0.6%):
Wolters Kluwer NV	3,057	298
Information Technology (0.3%):
ASML Holding NV	445	184
Materials (0.4%):
LyondellBasell Industries NV Class A	2,763	208
		1,197
Norway (0.7%):
Materials (0.7%):
Yara International ASA	9,897	347
Singapore (0.3%):
Financials (0.3%):
Singapore Exchange Ltd.	26,400	173
Spain (0.2%):
Utilities (0.2%):
Enagas SA	6,585	102
Switzerland (5.6%):
Communication Services (0.2%):
Swisscom AG Registered Shares	281	132
Consumer Discretionary (0.3%):
Garmin Ltd.	1,881	151
Consumer Staples (0.9%):
Nestle SA Registered Shares	4,121	446
Financials (1.0%):
Partners Group Holding AG	207	167
Zurich Insurance Group AG	843	336
		503
Health Care (2.2%):
Novartis AG Registered Shares	8,016	611
Roche Holding AG	1,619	527
		1,138

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.8%):
Geberit AG Registered Shares	660	$283
SGS SA Registered Shares	58	124
		407
Materials (0.2%):
Holcim AG	2,542	104
		2,881
United Kingdom (2.1%):
Consumer Staples (1.1%):
British American Tobacco PLC	11,044	396
Reckitt Benckiser Group PLC	2,782	184
		580
Financials (0.2%):
Admiral Group PLC	4,108	87
Health Care (0.2%):
GSK PLC	7,672	111
Industrials (0.4%):
RELX PLC	8,774	215
Information Technology (0.2%):
The Sage Group PLC	13,234	102
		1,095
United States (67.2%):
Communication Services (3.2%):
AT&T, Inc.	18,431	283
Omnicom Group, Inc.	3,190	201
Sirius XM Holdings, Inc. (a)	38,139	218
The Interpublic Group of Cos., Inc.	11,233	287
Verizon Communications, Inc.	17,460	663
		1,652
Consumer Discretionary (6.1%):
Best Buy Co., Inc.	5,568	353
D.R. Horton, Inc.	1,235	83
Genuine Parts Co.	3,457	516
Lowe's Cos., Inc.	2,334	438
McDonald's Corp.	1,375	317
Starbucks Corp.	1,909	161
Target Corp.	2,559	380
The Home Depot, Inc.	2,478	684
Tractor Supply Co.	1,085	202
		3,134
Consumer Staples (5.5%):
Campbell Soup Co.	4,710	222
Colgate-Palmolive Co.	3,883	273
General Mills, Inc.	5,218	400
Kimberly-Clark Corp.	745	84

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	5,392	$448
The Coca-Cola Co.	4,366	244
The Hershey Co.	921	203
The Kroger Co.	4,347	190
The Procter & Gamble Co.	3,817	482
Tyson Foods, Inc. Class A	3,145	207
Walgreens Boots Alliance, Inc.	2,368	74
		2,827
Energy (2.8%):
ConocoPhillips	3,019	309
Coterra Energy, Inc.	4,931	129
Devon Energy Corp.	4,799	288
EOG Resources, Inc.	3,640	407
Exxon Mobil Corp.	1,540	134
Valero Energy Corp.	1,282	137
		1,404
Financials (8.5%):
Aflac, Inc.	3,700	208
Ameriprise Financial, Inc.	1,201	303
Comerica, Inc.	1,389	99
Erie Indemnity Co. Class A	1,217	270
Fifth Third Bancorp	3,438	110
Huntington Bancshares, Inc.	8,192	108
KeyCorp	13,000	208
M&T Bank Corp.	2,751	485
MetLife, Inc.	4,221	257
Morgan Stanley	3,816	301
MSCI, Inc.	554	234
Regions Financial Corp.	18,654	374
S&P Global, Inc.	310	95
Synchrony Financial	4,414	124
T. Rowe Price Group, Inc.	2,666	280
The Allstate Corp.	3,932	490
The Goldman Sachs Group, Inc.	866	254
The PNC Financial Services Group, Inc.	943	141
		4,341
Health Care (11.2%):
Abbott Laboratories	1,054	102
AbbVie, Inc.	2,831	380
AmerisourceBergen Corp.	550	74
Amgen, Inc.	3,112	702
Bristol-Myers Squibb Co.	3,256	232
Cardinal Health, Inc.	4,393	293
CVS Health Corp.	2,028	193
Danaher Corp.	534	138
Elevance Health, Inc.	784	356
Eli Lilly & Co.	1,938	627
Johnson & Johnson	4,762	778

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Medtronic PLC	1,251	$101
Pfizer, Inc.	10,561	462
Quest Diagnostics, Inc.	1,916	235
Stryker Corp.	460	93
Thermo Fisher Scientific, Inc.	258	131
UnitedHealth Group, Inc.	1,573	794
		5,691
Industrials (8.1%):
3M Co.	3,247	359
C.H. Robinson Worldwide, Inc.	858	83
Cummins, Inc.	1,636	333
Fastenal Co.	5,169	238
Honeywell International, Inc.	956	160
Illinois Tool Works, Inc.	1,208	218
Lockheed Martin Corp.	1,620	626
Northrop Grumman Corp.	452	213
PACCAR, Inc.	2,348	196
Republic Services, Inc.	668	91
Robert Half International, Inc.	4,616	353
Rockwell Automation, Inc.	922	198
Snap-on, Inc.	700	141
Union Pacific Corp.	547	107
United Parcel Service, Inc. Class B	2,937	474
W.W. Grainger, Inc.	566	277
Waste Management, Inc.	482	77
		4,144
Information Technology (16.1%):
Apple, Inc.	16,307	2,254
Broadcom, Inc.	429	190
Cisco Systems, Inc.	15,213	608
Hewlett Packard Enterprise Co.	12,600	151
HP, Inc.	19,588	488
Intel Corp.	9,414	243
Intuit, Inc.	430	166
Juniper Networks, Inc.	4,700	123
Mastercard, Inc. Class A	1,277	363
Microsoft Corp.	7,101	1,654
NetApp, Inc.	3,825	236
NVIDIA Corp.	856	104
Oracle Corp.	2,079	127
Paychex, Inc.	3,287	369
QUALCOMM, Inc.	1,417	160
Texas Instruments, Inc.	4,024	623
The Western Union Co.	17,481	236
Visa, Inc. Class A	758	135
		8,230

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Global Equity Income Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (2.6%):
Air Products and Chemicals, Inc.	307	$71
Celanese Corp.	707	64
CF Industries Holdings, Inc.	1,475	142
Nucor Corp.	3,999	428
Packaging Corp. of America	1,672	188
RPM International, Inc.	1,083	90
Steel Dynamics, Inc.	2,438	173
The Sherwin-Williams Co.	747	153
		1,309
Utilities (3.1%):
American Electric Power Co., Inc.	3,126	270
Duke Energy Corp.	4,073	379
OGE Energy Corp.	6,617	241
Sempra Energy	885	133
The Southern Co.	3,361	228
UGI Corp.	10,472	339
		1,590
		34,322
Total Common Stocks (Cost $47,863)		50,634
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (b)	222,766	223
Total Collateral for Securities Loaned (Cost $223)		223
Total Investments (Cost $48,086) — 99.5%		50,857
Other assets in excess of liabilities — 0.5%		256
NET ASSETS — 100.00%		$51,113

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on September 30, 2022.

PLC — Public Limited Company

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Global Equity Income Fund
Assets:
Investments, at value (Cost $48,086)	$50,857	(a)
Foreign currency, at value (Cost $11)	11
Cash	258
Receivables:
Interest and dividends	146
Capital shares issued	2
Reclaims	129
From Adviser	27
Prepaid expenses	18
Total Assets	51,448
Liabilities:
Payables:
Collateral received on loaned securities	223
Capital shares redeemed	21
Accrued expenses and other payables:
Investment advisory fees	24
Administration fees	6
Custodian fees	5
Transfer agent fees	8
Compliance fees	—	(b)
Trustees' fees	3
Other accrued expenses	45
Total Liabilities	335
Net Assets:
Capital	44,693
Total accumulated earnings/(loss)	6,420
Net Assets	$51,113
Net Assets
Fund Shares	$51,049
Institutional Shares	64
Total	$51,113
Shares (unlimited number of shares authorized with no par value):
Fund Shares	5,108
Institutional Shares	7
Total	5,115
Net asset value, offering and redemption price per share: (c)
Fund Shares	$9.99
Institutional Shares	$9.57

(a)  Includes $628 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Global Equity Income Fund
Investment Income:
Dividends	$1,010
Interest	— (a)
Securities lending (net of fees)	9
Foreign tax withholding	(49)
Total Income	970
Expenses:
Investment advisory fees	161
Administration fees — Fund Shares	44
Administration fees — Institutional Shares	— (a)
Sub-Administration fees	12
Custodian fees	8
Transfer agent fees — Fund Shares	44
Transfer agent fees — Institutional Shares	— (a)
Trustees' fees	25
Compliance fees	— (a)
Legal and audit fees	41
State registration and filing fees	18
Other expenses	20
Total Expenses	373
Expenses waived/reimbursed by Adviser	(66)
Net Expenses	307
Net Investment Income (Loss)	663
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	289
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(12,299)
Net realized/unrealized gains (losses) on investments	(12,010)
Change in net assets resulting from operations	$(11,347)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Equity Income Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$663	$1,066
Net realized gains (losses)	289	9,064
Net change in unrealized appreciation/depreciation	(12,299)	(2,170)
Change in net assets resulting from operations	(11,347)	7,960
Distributions to Shareholders:
Fund Shares	(766)	(5,752)
Institutional Shares	(1)	(2)
Change in net assets resulting from distributions to shareholders	(767)	(5,754)
Change in net assets resulting from capital transactions	(1,203)	(13,488)
Change in net assets	(13,317)	(11,282)
Net Assets:
Beginning of period	64,430	75,712
End of period	$51,113	$64,430
Capital Transactions:
Fund Shares
Proceeds from shares issued	$1,789	$5,342
Distributions reinvested	760	5,728
Cost of shares redeemed	(3,774)	(18,352)
Total Fund Shares	$(1,225)	$(7,282)
Institutional Shares
Proceeds from shares issued	$21	$60
Distributions reinvested	1	2
Cost of shares redeemed	—	(6,268)
Total Institutional Shares	$22	$(6,206)
Change in net assets resulting from capital transactions	$(1,203)	$(13,488)
Share Transactions:
Fund Shares
Issued	156	422
Reinvested	71	455
Redeemed	(331)	(1,457)
Total Fund Shares	(104)	(580)
Institutional Shares
Issued	2	5
Reinvested	— (a)	— (a)
Redeemed	—	(500)
Total Institutional Shares	2	(495)
Change in Shares	(102)	(1,075)

(a)  Rounds to less than 1 thousand shares.

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$12.35	0.13	(h)	(2.34)	(2.21)	(0.15)	—
Year Ended March 31: 2022	$12.03	0.21	(h)	1.27	1.48	(0.23)	(0.93)
2021	$8.42	0.17	(h)	3.61	3.78	(0.17)	—
2020	$10.51	0.24	(h)	(1.57)	(1.33)	(0.22)	(0.54)
2019	$10.88	0.27		0.06	0.33	(0.27)	(0.43)
2018	$10.42	0.23		0.54	0.77	(0.23)	(0.08)
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$11.85	0.10	(h)	(2.24)	(2.14)	(0.14)	—
Year Ended March 31: 2022	$12.04	0.15	(h)	0.66	0.81	(0.07)	(0.93)
2021	$8.43	0.18	(h)	3.61	3.79	(0.18)	—
2020	$10.52	0.25	(h)	(1.56)	(1.31)	(0.24)	(0.54)
2019	$10.89	0.27		0.07	0.34	(0.28)	(0.43)
2018	$10.43	0.23		0.54	0.77	(0.23)	(0.08)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Reflects a return to normal trading levels after a prior year transition or asset allocation shift.

(j)  Reflects increased trading activity due to current year transition or asset allocation shift.

(k)  Prior to August 1, 2018, USAA Asset Management Company ("AMCO")(previous investment Adviser) voluntarily agreed to limit the annual expenses of the Fund Shares to 1.20% of the Fund Shares' average daily net assets.

(l)  Includes impact of Interfund lending fees and Interest fees. Without these fees, the net expense ratio would have been lower by 0.01%.

(m)  Prior to August 1, 2018, AMCO voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.10% of the Institutional Shares' average daily net assets.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Global Equity Income Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	(0.15)	$9.99	(17.98)%	1.05%		2.26%	1.24%	$51,049	13%
Year Ended March 31: 2022	(1.16)	$12.35	12.28%	1.04%		1.63%	1.15%	$64,374	31%
2021	(0.17)	$12.03	45.23%	1.03%		1.65%	1.18%	$69,690	46	%(i)
2020	(0.76)	$8.42	(14.02)%	1.00%		2.30%	1.14%	$60,491	109	%(j)
2019	(0.70)	$10.51	3.43%	1.03	%(k)	2.56%	1.10%	$75,086	15%
2018	(0.31)	$10.88	7.41%	1.05%		2.17%	1.05%	$96,101	22%
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	(0.14)	$9.57	(18.15)%	1.48%		1.77%	28.56%	$64	13%
Year Ended March 31: 2022	(1.00)	$11.85	6.64%	1.13	%(l)	1.25%	3.95%	$56	31%
2021	(0.18)	$12.04	45.32%	0.93%		1.74%	1.25%	$6,022	46	%(i)
2020	(0.78)	$8.43	(13.90)%	0.90%		2.40%	1.51%	$4,215	109	%(j)
2019	(0.71)	$10.52	3.47%	0.97	%(m)	2.58%	1.22%	$5,261	15%
2018	(0.31)	$10.89	7.35%	1.10%		2.14%	1.29%	$5,447	22%

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Global Equity Income Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$37,763	$12,871	$—	$50,634
Collateral for Securities Loaned	223	—	—	223
Total	$37,986	$12,871	$—	$50,857

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of September 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$628	$444	$223

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$7,372	$8,478

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2022, to September 30, 2022, performance adjustments were $14 and less than $1 for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were 0.05% and 0.58% for Fund Shares and Institutional Shares, respectively. The performance adjustment

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2022, the expense limits (excluding voluntary waivers) were 1.00% and 0.90% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$70	$117	$81	$66	$334

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Subsequent Event:

On September 20, 2022, the Board of Trustees of USAA Mutual Funds Trust ("Trust"), upon the recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved a Plan of Liquidation ("Plan") for the USAA Global Equity Income Fund Institutional Shares (the "Share Class"). It is anticipated that the Share Class will liquidate on or about November 29, 2022. On the liquidation date, the Share Class will redeem all its outstanding shares at the net asset value of such shares.

Effective October 3, 2022, the Share Class will be closed to new investors and shareholder accounts. Through the NAV on November 18, 2022, the Share Class will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. Please note that no other classes of the Fund are affected.

24

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22- 9/30/22*	Hypothetical Expenses Paid During Period 4/1/22- 9/30/22*	Annualized Expense Ratio During Period 4/1/22- 9/30/22
Fund Shares	$1,000.00	$820.20	$1,019.80	$4.79	$5.32	1.05%
Institutional Shares	1,000.00	818.50	1,017.65	6.75	7.49	1.48%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

98352-1122

September 30, 2022

Semi Annual Report

USAA California Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	26
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA California Bond Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides California investors with a high level of current interest income that is exempt from federal and California state income taxes.

Top 10 Industries:

September 30, 2022

(% of Net Assets)

School District	17.8%
General	16.8%
Medical	14.0%
General Obligation	8.5%
Education	8.0%
Transportation	7.7%
Water	7.4%
Nursing Homes	5.0%
Higher Education	2.6%
Mello-Roos	2.0%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.9%)
California (94.5%):
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	$4,235	$4,298
Adelanto Public Utility Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/39, Continuously Callable @100	2,000	2,072
Alameda Corridor Transportation Authority Revenue, 10/1/50, Continuously Callable @100 (a)	1,250	519
Albany Unified School District, GO Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,059
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,368
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Pre-refunded 5/1/24 @100	1,500	1,544
Bay Area Toll Authority Revenue 3.70% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27) (b) (c)	15,000	14,901
Series H, 5.00%, 4/1/49, Pre-refunded 4/1/29 @100	4,000	4,420
Burbank Unified School District, GO 8/1/33, Continuously Callable @100 (d)	3,085	3,059
8/1/34, Continuously Callable @100 (e)	3,000	2,963
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (f)	2,000	1,689
California County Tobacco Securitization Agency Revenue 4.00%, 6/1/49, Continuously Callable @100	500	415
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	411
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	811
California Educational Facilities Authority Revenue 5.00%, 10/1/43, Continuously Callable @100	2,000	2,048
5.00%, 10/1/48, Continuously Callable @100	2,000	2,031
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,001
Series A, 5.00%, 10/1/52, Continuously Callable @100	5,500	5,218
California Enterprise Development Authority Revenue 4.00%, 11/1/49, Continuously Callable @100	1,900	1,611
4.00%, 11/1/50, Continuously Callable @100	680	575
California Health Facilities Financing Authority Revenue Series A, 5.00%, 7/1/33, Pre-refunded 7/1/23 @100	5,000	5,072
Series A, 4.00%, 3/1/39, Continuously Callable @100	7,375	6,585
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,103
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	983
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,800	1,510
Series A, 4.00%, 10/1/47, Continuously Callable @100	10,000	8,172
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,700	1,389
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	1,754
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	12,101
California Health Facilities Financing Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program) 5.00%, 7/1/39, Continuously Callable @100	1,050	1,070
5.00%, 7/1/44, Continuously Callable @100	2,300	2,333

See notes to financial statements.

3

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue 2.80% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (b) (c)	$2,250	$2,204
4.00%, 7/1/50, Continuously Callable @100	4,000	3,469
4.00%, 11/1/56, Continuously Callable @100	1,200	962
Series B, 5.00%, 11/1/57, Continuously Callable @100	1,300	1,318
California Municipal Finance Authority Revenue 5.00%, 6/1/43, Continuously Callable @100	2,500	2,582
4.00%, 10/1/46, Continuously Callable @100	965	792
4.00%, 10/1/46, Continuously Callable @100	6,500	5,407
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	765
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,009
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	1,777
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,003
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	987
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	941
Series A, 4.00%, 11/15/52, Continuously Callable @103	750	576
Series A, 4.00%, 11/15/56, Continuously Callable @103	1,100	821
California Municipal Finance Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program) 4.13%, 5/15/39, Continuously Callable @100	1,900	1,804
4.13%, 5/15/46, Continuously Callable @100	2,100	1,891
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,553
California Pollution Control Financing Authority Revenue 5.00%, 7/1/39, Continuously Callable @100 (f)	6,000	5,660
5.00%, 11/21/45, Continuously Callable @100 (f)	2,000	1,819
California Public Finance Authority Revenue 5.00%, 10/15/37, Continuously Callable @100	1,000	1,005
5.00%, 10/15/47, Continuously Callable @100	3,000	3,002
California School Finance Authority Revenue 5.00%, 8/1/41, Continuously Callable @100 (f)	1,600	1,605
5.00%, 8/1/41, Pre-refunded 8/1/25 @100 (f)	150	157
5.00%, 8/1/42, Continuously Callable @100 (f)	1,000	1,006
5.00%, 8/1/46, Continuously Callable @100 (f)	2,050	2,048
5.00%, 8/1/46, Pre-refunded 8/1/25 @100 (f)	200	210
5.00%, 8/1/52, Continuously Callable @100 (f)	1,000	984
Series A, 5.00%, 7/1/47, Continuously Callable @100 (f)	1,370	1,308
Series A, 5.00%, 7/1/49, Continuously Callable @100 (f)	1,000	944
Series A, 5.00%, 7/1/54, Continuously Callable @100 (f)	2,150	2,007
California Statewide Communities Development Authority Revenue 5.00%, 5/15/24	1,300	1,312
5.00%, 5/15/40, Continuously Callable @100	2,750	2,750
5.00%, 10/1/46, Continuously Callable @100	2,750	2,707
5.00%, 1/1/48, Continuously Callable @100	1,995	1,971
5.00%, 7/1/48, Continuously Callable @100	4,000	4,102
Series A, 5.00%, 5/15/25	2,180	2,212
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	569
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,242
Series A, 4.00%, 6/1/46, Continuously Callable @100	2,000	1,799
Series A, 5.00%, 5/15/47, Continuously Callable @100	2,000	1,947
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	2,494

See notes to financial statements.

4

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/53, Continuously Callable @100	$1,000	$1,007
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	2,517
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 4.00%, 11/1/46, Continuously Callable @100	4,000	3,539
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	8,041
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	913
City & County of San Francisco CA Community Facilities District Special Tax, 4.00%, 9/1/52, Callable 9/1/28 @103 (f)	1,750	1,393
City & County of San Francisco CA Infrastructure & Revitalization Fing Dist No 1 Tax Allocation Series A, 5.00%, 9/1/52, Continuously Callable @100 (f)	1,250	1,129
Series B, 5.00%, 9/1/52, Continuously Callable @100 (f)	640	578
City of Atwater Wastewater Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,346
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,060
City of Sacramento CA Special Tax, 5.38%, 9/1/52, Continuously Callable @103 (f)	2,000	1,875
City of San Mateo CA Special Tax (INS — Build America Mutual Assurance Co.), 5.25%, 9/1/44, Continuously Callable @100	4,000	4,104
City of Tulare Sewer Revenue (INS — Assured Guaranty Municipal Corp.) 4.00%, 11/15/41, Continuously Callable @100	5,710	5,326
4.00%, 11/15/44, Continuously Callable @100	5,000	4,571
City of Upland Certificate of Participation 4.00%, 1/1/42, Continuously Callable @100	3,000	2,530
5.00%, 1/1/47, Continuously Callable @100	2,000	1,927
City of Vernon CA Electric System Revenue Series 2022-A, 5.00%, 8/1/39, Continuously Callable @100	450	459
Series 2022-A, 5.00%, 8/1/40, Continuously Callable @100	375	382
Series 2022-A, 5.00%, 8/1/41, Continuously Callable @100	420	426
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded 9/1/23 @100	1,350	1,374
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,130
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	10,009
Elk Grove Finance Authority Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,527
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,085
Foothill-Eastern Transportation Corridor Agency Revenue (INS — Assured Guaranty Municipal Corp.) 1/15/34 (g)	15,000	9,027
1/15/35 (g)	7,500	4,277
Fresno Joint Powers Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,088
Grass Valley School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,452

See notes to financial statements.

5

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hayward Unified School District, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	$3,000	$3,084
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,944
Inglewood Unified School District, GO (INS — Build America Mutual Assurance Co.) Series B, 5.00%, 8/1/38, Continuously Callable @100	750	772
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	213
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	431
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	419
Inglewood Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series A, 4.00%, 8/1/46, Continuously Callable @100	3,550	3,168
Irvine Unified School District Special Tax 5.00%, 9/1/45, Continuously Callable @100	1,000	982
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	879
Series A, 5.00%, 9/1/49, Continuously Callable @100	2,000	1,933
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,000
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	974
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,000
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	512
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	967
Irvine Unified School District Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	6,146
Irvine Unified School District Special Tax (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	1,572
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,008
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,263
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	3,885
Los Angeles County Facilities, Inc. Revenue Series A, 5.00%, 12/1/51, Continuously Callable @100	2,440	2,508
Series A, 5.00%, 12/1/51, Pre-refunded 12/1/28 @100	1,560	1,708
Los Angeles County Public Works Financing Authority Revenue Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,045
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	6,138
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/41, Continuously Callable @100	5,790	5,316
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100	2,205	2,298
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	3,484
Monrovia Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,396
Moreno Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	6,736
Mountain View School District/Los Angeles County, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,362
See notes to financial statements.

6

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	$2,000	$2,003
Norwalk Redevelopment Agency Tax Allocation (INS — National Public Finance Guarantee Corp.) Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,005
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,504
Norwalk-La Mirada Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 8/1/30 (g)	7,500	5,576
Palomar Health, GO (INS — Assured Guaranty Municipal Corp.), Series A, 8/1/31 (g)	12,230	8,236
Palomar Health, GO (INS — National Public Finance Guarantee Corp.), Series A, 8/1/26 (g)	5,500	4,727
Perris Union High School District, GO (INS — Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	4,545
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,108
Pomona Unified School District, GO (INS — Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,529
Poway Unified School District Special Tax (INS — Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	4,187
Regents of The University of California Medical Ce (NBGA — University of California Medical Center), 2.00%, 5/15/45, Callable 11/1/22 @100 (h)	3,800	3,800
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	1,846
Rio Elementary School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	2,474
River Islands Public Financing Authority (INS — Assured Guaranty Corp.), Series A-1, 5.25%, 9/1/52, Continuously Callable @103	1,500	1,544
Riverside County Public Financing Authority Tax Allocation (INS — Build America Mutual Assurance Co.) Series A, 4.00%, 10/1/36, Continuously Callable @100	1,250	1,199
Series A, 4.00%, 10/1/37, Continuously Callable @100	1,625	1,542
Riverside County Redevelopment Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 10/1/37, Continuously Callable @100	2,000	1,891
Riverside County Transportation Commission Revenue Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @100	2,000	2,029
Series B1, 4.00%, 6/1/46, Continuously Callable @100	3,000	2,541
RNR School Financing Authority Special Tax (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,034
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,019
Sacramento City Unified School District CA, GO (INS — Build America Mutual Assurance Co.), Series A, 5.50%, 8/1/52, Continuously Callable @100	1,500	1,610
Sacramento City Unified School District, GO (INS — Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,029
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,063
San Diego County Regional Airport Authority Revenue Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	1,865

See notes to financial statements.

7

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/47, Continuously Callable @100	$1,500	$1,521
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,032
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,552
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, 4.00%, 5/1/52, Continuously Callable @100	3,100	2,762
San Leandro Unified School District, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	2,835
San Luis & Delta Mendota Water Authority Revenue (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Pre-refunded 3/1/23 @100	1,500	1,512
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,072
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	4,738
Santa Cruz County Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	6,149
Santa Rosa High School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,029
State of California, GO 5.00%, 2/1/43, Continuously Callable @100	3,000	3,011
5.00%, 8/1/46, Continuously Callable @100	9,500	9,780
5.00%, 10/1/47, Continuously Callable @100	9,500	9,738
5.00%, 9/1/52, Continuously Callable @100	1,000	1,061
Stockton Public Financing Authority Revenue 4.00%, 3/1/40, Continuously Callable @100	920	794
5.00%, 3/1/47, Continuously Callable @100	2,760	2,719
Sweetwater Union High School District, GO, Series A1, 5.00%, 8/1/52, Continuously Callable @100 (i)	1,000	1,012
Tahoe-Truckee Unified School District Certificate of Participation (INS — Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	906
Temecula Valley Unified School District Financing Authority Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,607
Temecula Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	6,963
Tobacco Securitization Authority of Southern California Revenue 5.00%, 6/1/48, Continuously Callable @100	880	829
5.00%, 6/1/48, Continuously Callable @100	2,175	2,129
Transbay Joint Powers Authority Tax Allocation Series A, 5.00%, 10/1/49, Continuously Callable @100	800	800
Series B, 2.40%, 10/1/49, Continuously Callable @100	820	776
University of California Revenue, 5.00%, 5/15/52, Continuously Callable @100	2,500	2,625
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	1,676
Val Verde Unified School District Certificate of Participation (INS — Build America Mutual Assurance Co.) Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,149
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,585

See notes to financial statements.

8

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Val Verde Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	$4,475	$3,984
Val Verde Unified School District, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Pre-refunded 8/1/25 @100	4,000	4,201
Victor Valley Union High School District, GO (INS — Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	4,848
Washington Township Health Care District Revenue Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	983
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,280	2,793
Western Placer Unified School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	5,473
		490,591
Guam (3.8%):
Guam Government Waterworks Authority Revenue 5.50%, 7/1/43, Pre-refunded 7/1/23 @100	4,000	4,059
5.00%, 1/1/46, Continuously Callable @100	7,000	7,016
Guam Power Authority Revenue Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,000
Series A, 5.00%, 10/1/38, Continuously Callable @100	635	636
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	2,781
Series A, 5.00%, 10/1/43, Continuously Callable @100	2,000	1,958
Territory of Guam Revenue (LOC — Barclays Bank PLC), Series 2017-XF2510, 2.57%, 12/1/46, Callable 12/1/26 @100 (f) (h)	2,200	2,200
		19,650
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/33, Continuously Callable @100 (f)	3,000	3,067
Total Municipal Bonds (Cost $553,242)		513,308
Total Investments (Cost $553,242) — 98.9%		513,308
Other assets in excess of liabilities — 1.1%		5,722
NET ASSETS — 100.00%		$519,030

(a)  Stepped-coupon security converts to coupon form on 10/1/37 with a rate of 5.40%

(b)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.

(c)  Put Bond.

(d)  Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%

(e)  Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $29,679 thousands and amounted to 5.7% of net assets.

(g)  Zero-coupon bond.

See notes to financial statements.

9

USAA Mutual Funds Trust USAA California Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

(h)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(i)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA California Bond Fund
Assets:
Investments, at value (Cost $553,242)	$513,308
Cash	4
Receivables:
Interest	5,772
Capital shares issued	5
Investments sold	3,968
From Adviser	7
Prepaid expenses	2
Total Assets	523,066
Liabilities:
Payables:
Distributions	181
Investments purchased	3,130
Capital shares redeemed	420
Accrued expenses and other payables:
Investment advisory fees	166
Administration fees	66
Custodian fees	5
Transfer agent fees	11
Compliance fees	—	(a)
Trustees' fees	3
12b-1 fees	—	(a)
Other accrued expenses	54
Total Liabilities	4,036
Net Assets:
Capital	572,244
Total accumulated earnings/(loss)	(53,214)
Net Assets	$519,030
Net Assets
Fund Shares	$517,397
Institutional Shares	1,178
Class A	455
Total	$519,030
Shares (unlimited number of shares authorized with no par value):
Fund Shares	52,953
Institutional Shares	121
Class A	47
Total	53,121
Net asset value, offering and redemption price per share: (b)
Fund Shares	$9.77
Institutional Shares	9.77
Class A	9.76
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$9.98

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA California Bond Fund
Investment Income:
Interest	$9,589
Total Income	9,589
Expenses:
Investment advisory fees	1,065
Administration fees — Fund Shares	424
Administration fees — Institutional Shares	1
Administration fees — Class A	— (a)
Sub-Administration fees	12
12b-1 fees — Class A	1
Custodian fees	11
Transfer agent fees — Fund Shares	60
Transfer agent fees — Institutional Shares	1
Transfer agent fees — Class A	— (a)
Trustees' fees	25
Compliance fees	2
Legal and audit fees	36
State registration and filing fees	— (a)
Other expenses	39
Total Expenses	1,677
Expenses waived/reimbursed by Adviser	(7)
Net Expenses	1,670
Net Investment Income (Loss)	7,919
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(8,338)
Net change in unrealized appreciation/depreciation on investment securities	(48,212)
Net realized/unrealized gains (losses) on investments	(56,550)
Change in net assets resulting from operations	$(48,631)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA California Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$7,919	$15,733
Net realized gains (losses)	(8,338)	(469)
Net change in unrealized appreciation/depreciation	(48,212)	(37,878)
Change in net assets resulting from operations	(48,631)	(22,614)
Distributions to Shareholders:
Fund Shares	(7,893)	(15,686)
Institutional Shares	(16)	(16)
Class A	(8)	(36)
Change in net assets resulting from distributions to shareholders	(7,917)	(15,738)
Change in net assets resulting from capital transactions	(32,586)	(17,126)
Change in net assets	(89,134)	(55,478)
Net Assets:
Beginning of period	608,164	663,642
End of period	$519,030	$608,164

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA California Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$14,769	$32,637
Distributions reinvested	6,803	13,547
Cost of shares redeemed	(54,267)	(57,349)
Total Fund Shares	$(32,695)	$(11,165)
Institutional Shares
Proceeds from shares issued	$758	$58
Distributions reinvested	15	15
Cost of shares redeemed	(96)	(358)
Total Institutional Shares	$677	$(285)
Class A
Proceeds from shares issued	$1	$25
Distributions reinvested	4	28
Cost of shares redeemed	(573)	(5,729)
Total Class A	$(568)	$(5,676)
Change in net assets resulting from capital transactions	$(32,586)	$(17,126)
Share Transactions:
Fund Shares
Issued	1,419	2,826
Reinvested	660	1,180
Redeemed	(5,230)	(5,011)
Total Fund Shares	(3,151)	(1,005)
Institutional Shares
Issued	74	5
Reinvested	1	1
Redeemed	(9)	(30)
Total Institutional Shares	66	(24)
Class A
Issued	— (a)	2
Reinvested	— (a)	2
Redeemed	(55)	(493)
Total Class A	(55)	(489)
Change in Shares	(3,140)	(1,518)

(a)  Rounds to less than 1 thousand shares.

See notes to financial statements.

14

This page is intentionally left blank.

15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA California Bond Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.81	0.15	(h)	(1.04)	(0.89)	(0.15)	(0.15)
Year Ended March 31: 2022	$11.49	0.27	(h)	(0.68)	(0.41)	(0.27)	(0.27)
2021	$11.17	0.27	(h)	0.32	0.59	(0.27)	(0.27)
2020	$11.07	0.30	(h)	0.10	0.40	(0.30)	(0.30)
2019	$10.92	0.34		0.15	0.49	(0.34)	(0.34)
2018	$10.92	0.37		— (i)	0.37	(0.37)	(0.37)
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.81	0.15	(h)	(1.04)	(0.89)	(0.15)	(0.15)
Year Ended March 31: 2022	$11.48	0.28	(h)	(0.67)	(0.39)	(0.28)	(0.28)
June 29, 2020 (j) through March 31, 2021	$11.35	0.21	(h)	0.13	0.34	(0.21)	(0.21)
Class A
Six Months Ended September 30, 2022 (Unaudited)	$10.80	0.13	(h)	(1.04)	(0.91)	(0.13)	(0.13)
Year Ended March 31: 2022	$11.47	0.25	(h)	(0.67)	(0.42)	(0.25)	(0.25)
2021	$11.16	0.25	(h)	0.31	0.56	(0.25)	(0.25)
2020	$11.06	0.27	(h)	0.10	0.37	(0.27)	(0.27)
2019	$10.91	0.32		0.15	0.47	(0.32)	(0.32)
2018	$10.91	0.34		— (i)	0.34	(0.34)	(0.34)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than once year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, for Fund Shares and Class A, and June 29, 2020, for Institutional Shares, and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)	Net Investment Income (Loss)(c)	Gross Expenses(c)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA California Bond Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$9.77	(8.34)%	0.59%	2.79%	0.59%	$517,397	14%
Year Ended March 31: 2022	$10.81	(3.64)%	0.55%	2.39%	0.55%	$606,474	11%
2021	$11.49	5.36%	0.56%	2.40%	0.56%	$655,948	32%
2020	$11.17	3.62%	0.53%	2.66%	0.53%	$677,785	33%
2019	$11.07	4.61%	0.52%	3.15%	0.52%	$691,391	18%
2018	$10.92	3.37%	0.51%	3.32%	0.51%	$674,498	6%
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$9.77	(8.30)%	0.51%	2.88%	0.59%	$1,178	14%
Year Ended March 31: 2022	$10.81	(3.50)%	0.51%	2.43%	0.58%	$592	11%
June 29, 2020 (j) through March 31, 2021	$11.48	3.01%	0.50%	2.44%	0.94%	$911	32%
Class A
Six Months Ended September 30, 2022 (Unaudited)	$9.76	(8.46)%	0.85%	2.52%	0.93%	$455	14%
Year Ended March 31: 2022	$10.80	(3.78)%	0.79%	2.15%	0.85%	$1,098	11%
2021	$11.47	5.01%	0.81%	2.15%	0.88%	$6,783	32%
2020	$11.16	3.36%	0.78%	2.41%	0.78%	$6,381	33%
2019	$11.06	4.37%	0.76%	2.92%	0.76%	$7,005	18%
2018	$10.91	3.12%	0.75%	3.08%	0.75%	$6,985	6%

(e)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Amount is less than $0.005 per share.

(j)  Commencement of operations.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA California Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$513,308	$—	$513,308
Total	$—	$513,308	$—	$513,308

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18F-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is the security's last sale price on an exchange. For the six months ended September 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$37,600	$41,600	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$76,296	$115,463

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2022, to September 30, 2022, performance adjustments were $138, less than $1, and less than $1 for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.05%, 0.01%, and 0.05% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended September 30, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2022, the expense limits (excluding voluntary waivers) were 0.54%, 0.50%, and 0.80% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2024	Expires 2025	Expires 2026	Total
$7	$2	$7	$16

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

State-Specific Risk — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks. The Fund's performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2022.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$874	$4,028	$4,902

25

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22- 9/30/22*	Hypothetical Expenses Paid During Period 4/1/22- 9/30/22*	Annualized Expense Ratio During Period 4/1/22- 9/30/22
Fund Shares	$1,000.00	$916.60	$1,022.11	$2.83	$2.99	0.59%
Institutional Shares	1,000.00	917.00	1,022.51	2.45	2.59	0.51%
Class A	1,000.00	915.40	1,020.81	4.08	4.31	0.85%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

39600-1122

September 30, 2022

Semi Annual Report

USAA New York Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA New York Bond Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

Top 10 Industries:

September 30, 2022

(% of Net Assets)

General	18.7%
Medical	15.2%
Higher Education	13.8%
General Obligation	9.8%
Education	8.9%
Transportation	8.3%
Development	5.7%
Nursing Homes	4.9%
Utilities	2.5%
Power	2.4%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Shares or Security Description	Principal Amount	Value
Other Equity Interests (0.0%) (a)
Utilities (0.0%):
CMS Liquidating Trust (b) (c) (d)	200	$10
Total Other Equity Interests (Cost $499)		10
Municipal Bonds (100.2%)
New York (94.1%):
Albany Capital Resource Corp. Revenue 5.00%, 6/1/49, Continuously Callable @100	$1,500	1,254
4.00%, 11/1/51, Continuously Callable @100	850	674
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,031
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	1,000	912
Brookhaven Local Development Corp. Revenue 5.25%, 11/1/36, Continuously Callable @100	1,500	1,506
4.00%, 10/1/45, Continuously Callable @100	1,000	846
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	739
Broome County Local Development Corp. Revenue, 4.00%, 1/1/47, Continuously Callable @103	500	379
Buffalo & Erie County Industrial Land Development Corp. Revenue 5.00%, 7/1/40, Continuously Callable @100	2,000	1,774
5.00%, 8/1/52, Continuously Callable @100	1,000	920
Series A, 5.00%, 6/1/35, Continuously Callable @103	1,000	1,004
Build NYC Resource Corp. Revenue 5.00%, 6/1/40, Continuously Callable @100	700	706
5.00%, 8/1/40, Pre-refunded 8/1/25 @100	1,000	1,049
5.00%, 7/1/41, Continuously Callable @100	500	476
4.00%, 8/1/42, Continuously Callable @100	1,000	851
5.50%, 4/1/43, Continuously Callable @100	1,000	1,000
5.00%, 7/1/45, Continuously Callable @100	2,000	2,013
5.00%, 11/1/47	2,000	2,054
5.00%, 6/1/48, Continuously Callable @102	2,000	1,853
4.00%, 7/1/49, Continuously Callable @100	500	399
5.00%, 7/1/56, Continuously Callable @100	500	447
Bushnell's Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30	2,445	2,033
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,660
City of Long Beach NY, GO (INS — Build America Mutual Assurance Co.), Series B, 4.63%, 7/15/52, Continuously Callable @100	2,000	1,798
City of New York, GO Series B, 2.85%, 10/1/46, Continuously Callable @100 (e)	4,600	4,600
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	3,525
City of Newburgh, GO, Series A, 5.00%, 6/15/23, Continuously Callable @100	825	826
City of Poughkeepsie, GO 4.00%, 4/15/27	235	236
4.00%, 4/15/28	125	125
4.00%, 4/15/29	125	124
4.00%, 4/15/30	135	134

See notes to financial statements.

3

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Yonkers, GO (INS — Assured Guaranty Municipal Corp.), Series A, 3.00%, 7/1/25, Continuously Callable @100	$665	$654
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,031
County of Nassau, GO (INS — Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,008
Dutchess County Local Development Corp. Revenue 5.00%, 7/1/46, Continuously Callable @100	600	601
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @100	1,000	1,031
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,021
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	1,617
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,409
Genesee County Funding Corp. The Revenue, Series A, 5.25%, 12/1/52, Continuously Callable @100	750	752
Hempstead Town Local Development Corp. Revenue 5.00%, 7/1/47, Continuously Callable @100	600	617
5.00%, 7/1/48, Continuously Callable @100	300	285
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	1,781
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	780
Long Island Power Authority Revenue Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,024
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,025
Metropolitan Transportation Authority Revenue Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	986
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	795
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,005
Series D-2, 2.90% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (f) (g)	2,000	1,991
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	1,601
Monroe County Industrial Development Corp. Revenue 5.00%, 12/1/46, Continuously Callable @100	1,000	974
4.00%, 12/1/46, Continuously Callable @100	2,000	1,579
4.00%, 10/1/47, Continuously Callable @100	1,000	813
5.00%, 6/1/59, Continuously Callable @100 (h)	1,000	884
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,000
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	1,979
Series C, 4.00%, 7/1/43, Continuously Callable @100	1,000	925
Monroe County Industrial Development Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	506
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	2,990	2,520
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	848
New York City Industrial Development Agency Revenue (INS — Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,225	1,125
New York City Transitional Finance Authority Building Aid Revenue Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,270
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	1,790

See notes to financial statements.

4

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 8/1/41, Continuously Callable @100	$1,000	$901
4.00%, 11/1/42, Continuously Callable @100	2,000	1,778
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	902
New York City Trust for Cultural Resources Revenue 5.00%, 8/1/43, Pre-refunded 8/1/23 @100	1,000	1,016
4.00%, 7/1/46, Continuously Callable @100	1,000	862
New York Convention Center Development Corp. Revenue 5.00%, 11/15/45, Continuously Callable @100	500	497
Series S, 11/15/37 (i)	1,000	469
New York Convention Center Development Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 11/15/48 (i)	2,000	463
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	2,500	2,590
5.50%, 10/1/37	560	594
5.00%, 11/15/44, Continuously Callable @100 (h)	1,000	894
2.80%, 9/15/69, Continuously Callable @100	1,500	1,223
New York State Dormitory Authority Revenue 5.00%, 7/1/34, Continuously Callable @100	500	506
5.00%, 12/1/37, Continuously Callable @100 (h)	1,300	1,220
4.00%, 8/1/38, Continuously Callable @100	2,000	1,704
6.00%, 7/1/40, Continuously Callable @100 (d) (h)	3,000	2,449
5.00%, 5/1/43, Continuously Callable @100	1,000	1,000
5.75%, 7/1/43, Continuously Callable @100	1,000	1,003
3.50%, 7/1/44, Continuously Callable @100	1,000	786
4.00%, 2/15/47, Continuously Callable @100	4,000	3,437
5.00%, 7/1/48, Pre-refunded 7/1/28 @100	430	468
5.00%, 7/1/48, Continuously Callable @100	570	586
4.00%, 3/15/49, Continuously Callable @100	750	655
5.00%, 7/1/51, Continuously Callable @100	725	696
5.00%, 7/1/57, Continuously Callable @100	1,000	900
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	500
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	1,672
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,500
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	1,990
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	2,566
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,274
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	368
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	2,654
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	861
New York State Dormitory Authority Revenue (INS — AMBAC Assurance Corp.) Series 1, 5.50%, 7/1/40	2,000	2,258
Series A, 5.50%, 5/15/30	3,275	3,670
New York State Dormitory Authority Revenue (NBGA — State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	1,990	1,992
New York State Thruway Authority Revenue Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	827
Series B, 4.00%, 1/1/50, Continuously Callable @100	1,000	859
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,090

See notes to financial statements.

5

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	$750	$638
Oneida County Local Development Corp. Revenue (INS — Assured Guaranty Corp.), 4.00%, 12/1/51, Continuously Callable @100	500	408
Onondaga Civic Development Corp. Revenue 5.00%, 10/1/40, Continuously Callable @100	1,000	892
5.00%, 1/1/43, Continuously Callable @100	740	733
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable @100	800	820
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	997
St. Lawrence County Industrial Development Agency Revenue 4.00%, 7/1/43, Continuously Callable @100	500	454
5.00%, 9/1/47, Continuously Callable @100	1,770	1,785
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,370	1,238
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously Callable @100	250	254
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,296
Triborough Bridge & Tunnel Authority Revenue Series A, 4.00%, 11/15/52, Continuously Callable @100	3,000	2,549
Series B, 11/15/32 (i)	1,000	662
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,006
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	125	125
Westchester County Local Development Corp., 5.00%, 1/1/51, Continuously Callable @103 (j)	1,000	934
Westchester County Local Development Corp. Revenue 5.00%, 1/1/34, Continuously Callable @100	1,500	1,507
5.00%, 7/1/42, Continuously Callable @104	450	458
5.00%, 11/1/46, Continuously Callable @100	1,000	937
5.00%, 6/1/47, Continuously Callable @100	1,000	942
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	504
		150,994
Guam (6.1%):
Antonio B. Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @100	1,000	1,022
Guam Government Waterworks Authority Revenue 5.50%, 7/1/43, Pre-refunded 7/1/23 @100	1,000	1,015
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,016
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	505
Guam Power Authority Revenue Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,168
Series A, 5.00%, 10/1/38, Continuously Callable @100	500	501
Series A, 5.00%, 10/1/44, Continuously Callable @100	750	729

See notes to financial statements.

6

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/30, Continuously Callable @100	$1,000	$1,000
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	507
Territory of Guam Revenue Series A, 5.00%, 12/1/46, Continuously Callable @100	500	457
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	930
Territory of Guam Revenue (LOC — Barclays Bank PLC), Series 2017-XF2510, 2.57%, 12/1/46, Callable 12/1/26 @100 (e) (h)	1,000	1,000
		9,850
Total Municipal Bonds (Cost $178,516)		160,844
Total Investments (Cost $179,015) — 100.2%		160,854
Liabilities in excess of other assets — (0.2)%		(294)
NET ASSETS — 100.00%		$160,560

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2022, illiquid securities were 1.5% of the Fund's net assets.

(e)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.

(g)  Put Bond.

(h)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $6,447 thousands and amounted to 4.0% of net assets.

(i)  Zero-coupon bond.

(j)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

See notes to financial statements.

7

USAA Mutual Funds Trust USAA New York Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA New York Bond Fund
Assets:
Investments, at value (Cost $179,015)	$160,854
Cash	234
Receivables:
Interest	2,157
Capital shares issued	3
From Adviser	15
Prepaid expenses	2
Total Assets	163,265
Liabilities:
Payables:
Distributions	72
Investments purchased	2,032
Capital shares redeemed	471
Accrued expenses and other payables:
Investment advisory fees	53
Administration fees	20
Custodian fees	2
Transfer agent fees	7
Compliance fees	—	(a)
Trustees' fees	3
12b-1 fees	—	(a)
Other accrued expenses	45
Total Liabilities	2,705
Net Assets:
Capital	183,558
Total accumulated earnings/(loss)	(22,998)
Net Assets	$160,560
Net Assets
Fund Shares	$138,209
Institutional Shares	21,198
Class A	1,153
Total	$160,560
Shares (unlimited number of shares authorized with no par value):
Fund Shares	13,632
Institutional Shares	2,092
Class A	114
Total	15,838
Net asset value, offering and redemption price per share: (b)
Fund Shares	$10.14
Institutional Shares	10.13
Class A	10.12
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.35

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA New York Bond Fund
Investment Income:
Interest	$3,352
Total Income	3,352
Expenses:
Investment advisory fees	376
Administration fees — Fund Shares	115
Administration fees — Institutional Shares	11
Administration fees — Class A	1
Sub-Administration fees	12
12b-1 fees — Class A	2
Custodian fees	3
Transfer agent fees — Fund Shares	25
Transfer agent fees — Institutional Shares	11
Transfer agent fees — Class A	1
Trustees' fees	25
Compliance fees	1
Legal and audit fees	36
State registration and filing fees	— (a)
Other expenses	22
Total Expenses	641
Expenses waived/reimbursed by Adviser	(34)
Net Expenses	607
Net Investment Income (Loss)	2,745
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(987)
Net change in unrealized appreciation/depreciation on investment securities	(19,413)
Net realized/unrealized gains (losses) on investments	(20,400)
Change in net assets resulting from operations	$(17,655)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA New York Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$2,745	$5,688
Net realized gains (losses)	(987)	(316)
Net change in unrealized appreciation/depreciation	(19,413)	(12,062)
Change in net assets resulting from operations	(17,655)	(6,690)
Distributions to Shareholders:
Fund Shares	(2,365)	(5,434)
Institutional Shares	(352)	(228)
Class A	(18)	(48)
Change in net assets resulting from distributions to shareholders	(2,735)	(5,710)
Change in net assets resulting from capital transactions	(12,506)	(10,562)
Change in net assets	(32,896)	(22,962)
Net Assets:
Beginning of period	193,456	216,418
End of period	$160,560	$193,456

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA New York Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$4,799	$12,790
Distributions reinvested	1,930	4,576
Cost of shares redeemed	(21,101)	(43,318)
Total Fund Shares	$(14,372)	$(25,952)
Institutional Shares
Proceeds from shares issued	$7,121	$20,383
Distributions reinvested	351	227
Cost of shares redeemed	(5,200)	(601)
Total Institutional Shares	$2,272	$20,009
Class A
Proceeds from shares issued	$53	$543
Distributions reinvested	17	45
Cost of shares redeemed	(476)	(5,207)
Total Class A	$(406)	$(4,619)
Change in net assets resulting from capital transactions	$(12,506)	$(10,562)
Share Transactions:
Fund Shares
Issued	443	1,044
Reinvested	179	377
Redeemed	(1,941)	(3,573)
Total Fund Shares	(1,319)	(2,152)
Institutional Shares
Issued	654	1,667
Reinvested	32	19
Redeemed	(475)	(49)
Total Institutional Shares	211	1,637
Class A
Issued	5	44
Reinvested	2	4
Redeemed	(43)	(426)
Total Class A	(36)	(378)
Change in Shares	(1,144)	(893)

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA New York Bond Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$11.39	0.17	(h)	(1.25)	(1.08)	(0.17)	(0.17)
Year Ended March 31: 2022	$12.11	0.32	(h)	(0.72)	(0.40)	(0.32)	(0.32)
2021	$11.80	0.34	(h)	0.31	0.65	(0.34)	(0.34)
2020	$11.87	0.38	(h)	(0.07)	0.31	(0.38)	(0.38)
2019	$11.76	0.40		0.11	0.51	(0.40)	(0.40)
2018	$11.88	0.41		(0.12)	0.29	(0.41)	(0.41)
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$11.38	0.17	(h)	(1.25)	(1.08)	(0.17)	(0.17)
Year Ended March 31: 2022	$12.10	0.33	(h)	(0.72)	(0.39)	(0.33)	(0.33)
June 29, 2020 (i) through March 31, 2021	$11.94	0.26	(h)	0.16	0.42	(0.26)	(0.26)
Class A
Six Months Ended September 30, 2022 (Unaudited)	$11.37	0.16	(h)	(1.25)	(1.09)	(0.16)	(0.16)
Year Ended March 31: 2022	$12.08	0.30	(h)	(0.72)	(0.42)	(0.29)	(0.29)
2021	$11.77	0.32	(h)	0.31	0.63	(0.32)	(0.32)
2020	$11.84	0.35	(h)	(0.07)	0.28	(0.35)	(0.35)
2019	$11.73	0.37		0.11	0.48	(0.37)	(0.37)
2018	$11.85	0.38		(0.12)	0.26	(0.38)	(0.38)
(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, for Fund Shares and Class A, and June 29, 2020, for Institutional Shares, and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)	Net Investment Income (Loss)(c)	Gross Expenses(c)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA New York Bond Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.14	(9.58)%	0.69%	3.09%	0.73%	$138,209	10%
Year Ended March 31: 2022	$11.39	(3.40)%	0.64%	2.65%	0.64%	$170,335	10%
2021	$12.11	5.61%	0.66%	2.87%	0.66%	$207,085	19%
2020	$11.80	2.60%	0.61%	3.17%	0.61%	$218,096	18%
2019	$11.87	4.41%	0.60%	3.39%	0.60%	$226,973	15%
2018	$11.76	2.45%	0.59%	3.43%	0.59%	$216,090	6%
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.13	(9.55)%	0.61%	3.18%	0.69%	$21,198	10%
Year Ended March 31: 2022	$11.38	(3.39)%	0.61%	2.72%	0.65%	$21,414	10%
June 29, 2020 (i) through March 31, 2021	$12.10	3.55%	0.61%	2.86%	0.77%	$2,958	19%
Class A
Six Months Ended September 30, 2022 (Unaudited)	$10.12	(9.69)%	0.88%	2.91%	0.99%	$1,153	10%
Year Ended March 31: 2022	$11.37	(3.56)%	0.85%	2.46%	0.92%	$1,707	10%
2021	$12.08	5.38%	0.89%	2.65%	0.96%	$6,375	19%
2020	$11.77	2.36%	0.85%	2.93%	0.85%	$6,468	18%
2019	$11.84	4.16%	0.85%	3.15%	0.85%	$6,295	15%
2018	$11.73	2.19%	0.84%	3.18%	0.84%	$5,971	6%

(e)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Commencement of operations.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA New York Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Other Equity Interests	$—	$—	$10	$10
Municipal Bonds	—	160,844	—	160,844
Total	$—	$160,844	$10	$160,854

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18F-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is the security's last sale price on an exchange. For the six months ended September 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$12,800	$16,629	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$16,815	$30,282

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2022, to September 30, 2022, performance adjustments were $35, $1, and less than $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.05%, less than 0.01%, and (0.02)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended September 30, 2022, the Distributor did not receive any commissions.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2022, the expense limits (excluding voluntary waivers) were 0.65%, 0.61%, and 0.90% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2024	Expires 2025	Expires 2026	Total
$7	$5	$34	$46

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

State-Specific Risk — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the Fund's performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State's economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of New York State; and when New York City experiences financial difficulty, it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2022.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$1,586	$2,260	$3,846

23

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22- 9/30/22*	Hypothetical Expenses Paid During Period 4/1/22- 9/30/22*	Annualized Expense Ratio During Period 4/1/22- 9/30/22
Fund Shares	$1,000.00	$904.20	$1,021.61	$3.29	$3.50	0.69%
Institutional Shares	1,000.00	904.50	1,022.01	2.91	3.09	0.61%
Class A	1,000.00	903.10	1,020.66	4.20	4.46	0.88%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

39608-1122

September 30, 2022

Semi Annual Report

USAA Virginia Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Virginia Bond Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

Top 10 Industries

September 30, 2022

(% of Net Assets)

General	22.8%
Medical	18.5%
Nursing Homes	11.7%
Higher Education	8.8%
Transportation	7.4%
Water	6.1%
Development	4.3%
Facilities	3.8%
Multifamily Housing	3.2%
Utilities	3.0%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.7%)
Virginia (91.5%):
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100	$2,400	$2,025
Amherst IDA Revenue 5.00%, 9/1/26, Continuously Callable @100	1,105	1,101
4.75%, 9/1/30, Continuously Callable @100	2,000	1,921
Arlington County IDA Revenue 5.00%, 2/15/43, Continuously Callable @100	1,775	1,842
4.00%, 7/1/45, Continuously Callable @100	1,585	1,375
Bristol Industrial Development Authority Revenue, 5.00%, 11/1/53, Continuously Callable @100	8,030	7,892
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	4,084
Capital Region Airport Commission Revenue Series A, 4.00%, 7/1/36, Continuously Callable @100	700	652
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	682
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	9,050
Chesapeake Bay Bridge & Tunnel District Revenue 5.50%, 7/1/25	5,000	5,168
5.00%, 7/1/46, Continuously Callable @100	5,805	5,861
5.00%, 7/1/51, Continuously Callable @100	3,435	3,470
Chesapeake Bay Bridge & Tunnel District Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,079
Chesapeake Hospital Authority Revenue 4.00%, 7/1/39, Continuously Callable @100	1,000	884
4.00%, 7/1/43, Continuously Callable @100	4,000	3,465
City of Chesapeake Expressway Toll Road Revenue 7/15/32, Continuously Callable @100 (a)	6,520	6,235
7/15/40, Continuously Callable @100 (h)	3,000	2,871
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	4,686
City of Norfolk, GO Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	1,986
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,469
City of Portsmouth, GO 5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	885
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	120	121
City of Richmond Public Utility Revenue 4.00%, 1/15/40, Continuously Callable @100	6,000	5,730
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @ 100	6,000	6,031
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	1,518
City of Richmond, GO Series D, 5.00%, 3/1/32	800	905
Series D, 5.00%, 3/1/33	1,000	1,135
County of Fairfax VA Sewer Revenue Series A, 5.00%, 7/15/46, Continuously Callable @100	10,000	10,603
Series A, 4.00%, 7/15/51, Continuously Callable @100	10,000	8,909
Fairfax County Economic Development Authority Revenue 5.00%, 4/1/47, Continuously Callable @100	4,000	4,158
Series A, 5.00%, 10/1/29, Pre-refunded 10/1/24 @ 100	2,000	2,069

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/30, Pre-refunded 10/1/24 @ 100	$2,000	$2,069
Series A, 5.00%, 10/1/31, Pre-refunded 10/1/24 @ 100	2,000	2,069
Series A, 5.00%, 10/1/32, Pre-refunded 10/1/24 @ 100	1,500	1,552
Series A, 5.00%, 12/1/32, Pre-refunded 12/1/23 @ 100	1,500	1,530
Series A, 5.00%, 10/1/33, Pre-refunded 10/1/24 @ 100	2,200	2,276
Series A, 5.00%, 10/1/34, Pre-refunded 10/1/24 @ 100	2,000	2,069
Series A, 5.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,250	2,370
Series A, 4.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,750	2,844
Series A, 5.00%, 12/1/42, Pre-refunded 12/1/23 @ 100	2,800	2,855
Series B, 5.00%, 10/1/35, Pre-refunded 10/1/27 @ 100	2,620	2,835
Series B, 5.00%, 10/1/36, Pre-refunded 10/1/27 @ 100	2,000	2,164
Fairfax County IDA Revenue Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	6,278
Series A, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,325
Farmville Industrial Development Authority Revenue, 5.38%, 7/1/53, (Put Date 7/1/43), Continuously Callable @103 (c)	6,000	6,160
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	5,934
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-refunded 6/15/25 @ 100	1,500	1,569
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,003
Hampton Roads Transportation Accountability Commission Revenue Series A, 5.00%, 7/1/52, Pre-refunded 1/1/28 @ 100	15,000	16,295
Series A, 4.00%, 7/1/52, Continuously Callable @100	5,000	4,534
Henrico County Economic Development Authority Revenue 5.00%, 6/1/24, Continuously Callable @100	1,200	1,200
4.25%, 6/1/26, Continuously Callable @100	140	136
5.00%, 10/1/37, Continuously Callable @103	2,500	2,525
4.00%, 10/1/40, Continuously Callable @103	500	448
4.00%, 10/1/45, Continuously Callable @103	725	620
4.00%, 10/1/50, Continuously Callable @103	1,500	1,246
5.00%, 10/1/52, Continuously Callable @103	2,200	2,144
James City County Economic Development Authority Revenue 4.00%, 6/1/47, Continuously Callable @103	1,000	735
Series A, 4.00%, 12/1/50, Continuously Callable @103	9,905	7,110
Lewistown Commerce Center Community Development Authority Tax Allocation 6.05%, 3/1/44, Continuously Callable @103 (d)	1,053	695
6.05%, 3/1/44, Continuously Callable @103	665	534
Series C, 0.50%, 3/1/54, Continuously Callable @100	2,599	390
Lexington IDA Revenue 4.00%, 1/1/31, Continuously Callable @102	750	681
4.00%, 1/1/37, Continuously Callable @102	1,000	842
5.00%, 1/1/48, Continuously Callable @100	1,000	1,025
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,034
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,293
Loudoun County Economic Development Authority Revenue 5.00%, 12/1/31, Continuously Callable @100	1,135	1,177
5.00%, 12/1/32, Continuously Callable @100	800	829
5.00%, 12/1/33, Continuously Callable @100	775	802

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/34, Continuously Callable @100	$805	$831
Series A, 4.00%, 10/1/52, Continuously Callable @100	2,250	1,959
Lynchburg Economic Development Authority Revenue, 4.00%, 1/1/40, Continuously Callable @100	1,100	955
Lynchburg Economic Development Authority Revenue 4.00%, 1/1/39, Continuously Callable @100	1,320	1,155
5.00%, 9/1/43, Continuously Callable @100	3,000	3,007
4.00%, 1/1/55, Continuously Callable @100	12,920	10,376
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,264
Lynchburg Economic Development Authority Revenue (LIQ — JPMorgan Chase & Co.), Series 2018-XL0075, 2.70%, 1/1/47 (e) (f)	3,400	3,400
Lynchburg Economic Development Authority Revenue (LOC — Branch Banking & Trust Co.), Series A-3, 2.30%, 1/1/47, Continuously Callable @100 (f)	500	500
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously Callable @100	4,500	3,730
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 2.81%, 9/1/41 (d) (g)	3,532	1,699
Marquis Community Development Authority Revenue, 3.75%, 9/1/45 (d) (e) (g)	1,093	526
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (b) (g)	5,389	248
Montgomery County Economic Development Authority Revenue Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,083
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	1,630
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	2,830
Norfolk Economic Development Authority Revenue 5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,001
Series A, 2.46%, 11/1/34, Continuously Callable @100 (f)	1,100	1,100
Series B, 5.00%, 11/1/43, Continuously Callable @100	3,500	3,502
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (c)	1,600	1,712
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	942
Prince Edward County IDA Revenue 4.00%, 9/1/43, Continuously Callable @100	2,250	1,974
5.00%, 9/1/48, Continuously Callable @100	2,055	2,086
Prince Edward County Industrial Development Authority Revenue, 5.25%, 9/1/57, Continuously Callable @100	3,000	3,117
Prince William County IDA Revenue 5.00%, 1/1/37, Continuously Callable @102	1,000	889
5.00%, 1/1/46, Continuously Callable @102	4,000	3,324
5.00%, 11/1/46, Pre-refunded 11/1/22 @ 100	10,000	10,015
Radford IDA Revenue (NBGA — Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	3,864
Rappahannock Regional Jail Authority Revenue 5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100	2,340	2,460
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100	1,165	1,224
Roanoke Economic Development Authority Revenue 5.00%, 7/1/47	6,250	6,276
4.00%, 7/1/51, Continuously Callable @100	5,000	4,190
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,680
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,114

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Rockingham County Economic Development Authority Revenue 4.00%, 12/1/33, Continuously Callable @100	$1,000	$908
5.00%, 12/1/39, Continuously Callable @100	4,180	4,017
Salem Economic Development Authority Revenue 4.00%, 4/1/38, Continuously Callable @100	250	224
4.00%, 4/1/39, Continuously Callable @100	225	200
4.00%, 4/1/40, Continuously Callable @100	250	221
4.00%, 4/1/45, Continuously Callable @100	750	631
5.00%, 4/1/49, Continuously Callable @100	910	916
Stafford County Economic Development Authority Revenue 5.00%, 6/15/36, Continuously Callable @100	5,900	5,974
4.00%, 6/15/37, Continuously Callable @100	6,495	5,821
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	9,165
University of Virginia Revenue Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,458
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,161
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	5,150
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	4,623
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	5,154
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	2,000	2,042
Virginia Beach Development Authority Revenue 5.00%, 9/1/40, Continuously Callable @103	3,250	3,066
5.00%, 9/1/44, Continuously Callable @103	4,865	4,465
4.00%, 9/1/48, Continuously Callable @103	3,755	2,861
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	1,845
Virginia College Building Authority Revenue 5.00%, 6/1/23	125	126
5.00%, 6/1/24	225	229
5.00%, 6/1/25	250	256
5.00%, 6/1/26	250	256
5.00%, 6/1/27	275	281
5.00%, 6/1/28	295	302
5.00%, 6/1/29	300	307
5.00%, 6/1/30	325	333
5.00%, 2/1/31, Continuously Callable @100	10,000	10,778
5.00%, 6/1/31	300	307
5.00%, 2/1/32, Continuously Callable @100	4,000	4,292
4.00%, 1/15/33, Continuously Callable @100	965	950
4.00%, 1/15/35, Continuously Callable @100	545	521
4.00%, 1/15/36, Continuously Callable @100	650	613
4.00%, 6/1/36, Continuously Callable @100	925	808
4.00%, 1/15/43, Continuously Callable @100	1,285	1,133
4.00%, 6/1/46, Continuously Callable @100	1,000	757
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	7,871
Series A, 3.00%, 1/15/46, Continuously Callable @100	1,000	693
Series A, 3.00%, 1/15/51, Continuously Callable @100	1,175	768
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46, Continuously Callable @100	5,195	4,715

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/32, Continuously Callable @100	$3,350	$3,582
5.00%, 9/15/32, Continuously Callable @100	9,190	9,808
4.00%, 5/15/42, Continuously Callable @100	10,000	9,262
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	1,939
Virginia Commonwealth University Health System Authority Revenue, 5.00%, 7/1/46, Continuously Callable @100	5,500	5,549
Virginia Commonwealth University Revenue Series A, 4.00%, 11/1/37, Continuously Callable @100	750	712
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	366
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,140
Virginia Housing Development Authority Revenue Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	5,513
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,037
Series I, 2.45%, 11/1/45, Continuously Callable @100	1,500	971
Series K, 1.95%, 12/1/32, Continuously Callable @100	1,500	1,203
Series K, 2.05%, 12/1/33, Continuously Callable @100	665	522
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,080
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	10,330
Virginia Resources Authority Revenue 5.00%, 11/1/32, Continuously Callable @100	15	15
4.00%, 11/1/49, Continuously Callable @100	6,700	6,124
Series A, 4.00%, 11/1/43, Continuously Callable @100	1,445	1,362
Series A, 4.00%, 11/1/47, Continuously Callable @100	1,040	959
Virginia Small Business Financing Authority Revenue 5.00%, 10/1/42, Continuously Callable @100	5,000	5,108
4.00%, 12/1/49, Continuously Callable @100	12,800	10,785
4.00%, 12/1/51, Continuously Callable @103	4,000	3,129
Series A, 4.00%, 1/1/45, Continuously Callable @103	2,800	2,360
Series A, 4.00%, 1/1/51, Continuously Callable @103	16,265	13,361
Virginia St Housing Development Auth Revenue, Series F, 5.00%, 10/1/52, Continuously Callable @100	5,000	5,028
Western Regional Jail Authority Revenue 5.00%, 12/1/35, Continuously Callable @100	1,540	1,629
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,654
5.00%, 12/1/38, Continuously Callable @100	1,000	1,050
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,071
Winchester Economic Development Authority Revenue 5.00%, 1/1/44, Continuously Callable @100	3,250	3,272
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,320
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25) (c)	2,500	2,274
		522,435
District of Columbia (2.4%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 4.00%, 10/1/53, Continuously Callable @100	1,500	1,247
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,516
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 10/1/30 (b)	5,500	3,933

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Washington Metropolitan Area Transit Authority Revenue 5.00%, 7/1/43, Continuously Callable @100	$5,000	$5,178
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,223
		14,097
Guam (5.8%):
Antonio B. Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,255	1,282
Guam Government Waterworks Authority Revenue 5.00%, 7/1/37, Continuously Callable @100	1,000	1,018
5.00%, 7/1/40, Continuously Callable @100	3,250	3,291
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,059
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	2,877
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	996
Guam Power Authority Revenue Series A, 5.00%, 10/1/31, Continuously Callable @100	500	505
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,000
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	3,973
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,459
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 10/1/39, Continuously Callable @100	750	761
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,010
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,467
Territory of Guam Revenue Series A, 5.00%, 11/1/27	200	201
Series A, 5.00%, 11/1/28	250	251
Series A, 5.00%, 11/1/29	250	250
Series A, 5.00%, 11/1/30	250	249
Series A, 5.00%, 11/1/35, Continuously Callable @100	1,000	972
Series A, 5.00%, 11/1/40, Continuously Callable @100	1,000	934
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,142
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	1,860
Series F, 5.00%, 1/1/31	500	494
Series F, 4.00%, 1/1/42, Continuously Callable @100	1,000	816
Territory of Guam Revenue (LOC — Barclays Bank PLC), Series 2017-XF2510, 2.57%, 12/1/46, Callable 12/1/26 @ 100 (e) (f)	2,170	2,170
		33,037
Total Municipal Bonds (Cost $636,520)		569,569
Total Investments (Cost $636,520) — 99.7%		569,569
Other assets in excess of liabilities — 0.3%		1,594
NET ASSETS — 100.00%		$571,163

(a)  Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.75%

(b)  Zero-coupon bond.

(c)  Put Bond.

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Virginia Bond Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

(d)  Currently the issuer is in default with respect to interest and/or principal payments.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $6,096 thousands and amounted to 1.1% of net assets.

(f)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(g)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

(h)  Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.88%.

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LOC — Letter of Credit

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Virginia Bond Fund
Assets:
Investments, at value (Cost $636,520)	$569,569
Cash	481
Receivables:
Interest	7,366
Capital shares issued	200
From Adviser	11
Prepaid expenses	2
Total Assets	577,629
Liabilities:
Payables:
Distributions	183
Investments purchased	4,977
Capital shares redeemed	998
Accrued expenses and other payables:
Investment advisory fees	158
Administration fees	73
Custodian fees	5
Transfer agent fees	19
Compliance fees	— (a)
Trustees' fees	3
12b-1 fees	1
Other accrued expenses	49
Total Liabilities	6,466
Net Assets:
Capital	649,029
Total accumulated earnings/(loss)	(77,866)
Net Assets	$571,163
Net Assets
Fund Shares	$548,204
Institutional Shares	8,987
Class A	13,972
Total	$571,163
Shares (unlimited number of shares authorized with no par value):
Fund Shares	55,287
Institutional Shares	906
Class A	1,410
Total	57,603
Net asset value, offering and redemption price per share: (b)
Fund Shares	$9.92
Institutional Shares	9.92
Class A	9.91
Maximum Sales Charge — Class A	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.14

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Virginia Bond Fund
Investment Income:
Interest	$10,106
Total Income	10,106
Expenses:
Investment advisory fees	1,055
Administration fees — Fund Shares	448
Administration fees — Institutional Shares	5
Administration fees — Class A	11
Sub-Administration fees	12
12b-1 fees — Class A	19
Custodian fees	12
Transfer agent fees — Fund Shares	85
Transfer agent fees — Institutional Shares	5
Transfer agent fees — Class A	8
Trustees' fees	25
Compliance fees	3
Legal and audit fees	36
State registration and filing fees	— (a)
Other expenses	41
Total Expenses	1,765
Expenses waived/reimbursed by Adviser	(21)
Net Expenses	1,744
Net Investment Income (Loss)	8,362
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,294)
Net change in unrealized appreciation/depreciation on investment securities	(59,409)
Net realized/unrealized gains (losses) on investments	(60,703)
Change in net assets resulting from operations	$(52,341)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Virginia Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$8,362	$16,415
Net realized gains (losses)	(1,294)	(241)
Net change in unrealized appreciation/depreciation	(59,409)	(41,154)
Change in net assets resulting from operations	(52,341)	(24,980)
Distributions to Shareholders:
Fund Shares	(8,064)	(15,740)
Institutional Shares	(125)	(288)
Class A	(187)	(375)
Change in net assets resulting from distributions to shareholders	(8,376)	(16,403)
Change in net assets resulting from capital transactions	(34,434)	(36,515)
Change in net assets	(95,151)	(77,898)
Net Assets:
Beginning of period	666,314	744,212
End of period	$571,163	$666,314

(continues on next page)

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Virginia Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$32,210	$43,169
Distributions reinvested	7,004	13,583
Cost of shares redeemed	(72,027)	(90,975)
Total Fund Shares	$(32,813)	$(34,223)
Institutional Shares
Proceeds from shares issued	$5,109	$2,693
Distributions reinvested	55	102
Cost of shares redeemed	(5,629)	(3,719)
Total Institutional Shares	$(465)	$(924)
Class A
Proceeds from shares issued	$887	$2,422
Distributions reinvested	177	356
Cost of shares redeemed	(2,220)	(4,146)
Total Class A	$(1,156)	$(1,368)
Change in net assets resulting from capital transactions	$(34,434)	$(36,515)
Share Transactions:
Fund Shares
Issued	3,064	3,716
Reinvested	670	1,175
Redeemed	(6,861)	(7,905)
Total Fund Shares	(3,127)	(3,014)
Institutional Shares
Issued	482	231
Reinvested	5	9
Redeemed	(538)	(326)
Total Institutional Shares	(51)	(86)
Class A
Issued	84	209
Reinvested	17	31
Redeemed	(210)	(361)
Total Class A	(109)	(121)
Change in Shares	(3,287)	(3,221)

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Virginia Bond Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.94	0.14	(h)	(1.02)	(0.88)	(0.14)	(0.14)
Year Ended March 31: 2022	$11.61	0.26	(h)	(0.67)	(0.41)	(0.26)	(0.26)
2021	$11.26	0.27	(h)	0.35	0.62	(0.27)	(0.27)
2020	$11.30	0.31	(h)	(0.04)	0.27	(0.31)	(0.31)
2019	$11.16	0.34		0.14	0.48	(0.34)	(0.34)
2018	$11.21	0.34		(0.05)	0.29	(0.34)	(0.34)
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.94	0.14	(h)	(1.02)	(0.88)	(0.14)	(0.14)
Year Ended March 31, 2022	$11.61	0.26	(h)	(0.67)	(0.41)	(0.26)	(0.26)
June 29, 2020 (i) through March 31, 2021	$11.46	0.20	(h)	0.15	0.35	(0.20)	(0.20)
Class A
Six Months Ended September 30, 2022 (Unaudited)	$10.94	0.13	(h)	(1.03)	(0.90)	(0.13)	(0.13)
Year Ended March 31: 2022	$11.60	0.23	(h)	(0.66)	(0.43)	(0.23)	(0.23)
2021	$11.25	0.24	(h)	0.35	0.59	(0.24)	(0.24)
2020	$11.29	0.28	(h)	(0.04)	0.24	(0.28)	(0.28)
2019	$11.16	0.32		0.12	0.44	(0.31)	(0.31)
2018	$11.20	0.31		(0.04)	0.27	(0.31)	(0.31)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, for Fund Shares and Class A, and June 29, 2020, for Institutional Shares, and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(f)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Virginia Bond Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	—		$9.92	(8.08)%	0.56%		2.70%	0.56%	$548,204	10%
Year Ended March 31: 2022	—		$10.94	(3.64)%	0.53%		2.23%	0.53%	$639,231	8%
2021	—		$11.61	5.53%	0.50%		2.32%	0.50%	$713,075	28%
2020	—		$11.26	2.39%	0.55%		2.70%	0.55%	$685,508	24%
2019	—		$11.30	4.36%	0.59%		3.03%	0.59%	$672,191	9%
2018	—		$11.16	2.56%	0.56%		2.98%	0.56%	$666,772	11%
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	—		$9.92	(8.06)%	0.51%		2.74%	0.58%	$8,987	10%
Year Ended March 31, 2022	—		$10.94	(3.61)%	0.50%		2.25%	0.56%	$10,469	8%
June 29, 2020 (i) through March 31, 2021	—		$11.61	3.04%	0.49%		2.26%	0.58%	$12,105	28%
Class A
Six Months Ended September 30, 2022 (Unaudited)	—		$9.91	(8.28)%	0.79%		2.46%	0.86%	$13,972	10%
Year Ended March 31: 2022	—		$10.94	(3.78)%	0.77%		1.99%	0.82%	$16,614	8%
2021	—		$11.60	5.26%	0.76%		2.06%	0.81%	$19,032	28%
2020	—		$11.25	2.14%	0.80%		2.46%	0.82%	$19,671	24%
2019	—		$11.29	4.05%	0.80%		2.82%	0.86%	$19,439	9%
2018	—	(j)	$11.16	2.42%	0.79	%(k)	2.76%	0.81%	$19,894	11%

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Commencement of operations.

(j)  Amount is less than $0.005 per share.

(k)  Effective October 12, 2017, USAA Asset Management Company voluntarily agreed to limit the annual expenses of Class A to 0.80% of Class A average daily net assets.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Virginia Bond Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$567,096	$2,473	$569,569
Total	$—	$567,096	$2,473	$569,569

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is the security's last sale price on an exchange. For the six months ended September 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$20,000	$27,500	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$59,140	$69,993

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2022, to September 30, 2022, performance adjustments were $47, $1, and less than ($1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.02%, 0.01%, and (0.01)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36- month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended September 30, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2022, the expense limits (excluding voluntary waivers) were 0.54%, 0.50%, and 0.80% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$1	$15	$17	$21	$54

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

State-Specific Risk — Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks. The Fund's performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in Virginia than are funds that invest in municipal securities of multiple states.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2022.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$1,175	$8,620	$9,795

23

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22- 9/30/22*	Hypothetical Expenses Paid During Period 4/1/22- 9/30/22*	Annualized Expense Ratio During Period 4/1/22- 9/30/22
Fund Shares	$1,000.00	$919.20	$1,022.26	$2.69	$2.84	0.56%
Institutional Shares	1,000.00	919.40	1,022.51	2.45	2.59	0.51%
Class A	1,000.00	917.20	1,021.11	3.80	4.00	0.79%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

39604-1122

September 30, 2022

Semi Annual Report

USAA Tax Exempt Money Market Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	20
Proxy Voting and Portfolio Holdings Information	20
Expense Example	20
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides investors with interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.

Top 10 Industries:

September 30, 2022

(% of Net Assets)

Development	31.2%
Medical	15.5%
Pollution	10.2%
Higher Education	9.0%
Power	6.0%
Nursing Homes	4.4%
Facilities	4.2%
Transportation	4.2%
Multifamily Housing	3.6%
Education	2.1%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.0%)
Alabama (3.8%):
Mobile County IDA (LOC — Swedbank AB), Series B, 2.53%, 7/1/40, Continuously Callable @100 (a)	$15,000	$15,000
West Jefferson Industrial Development Board Revenue, 2.57%, 6/1/28, Continuously Callable @100 (a)	3,190	3,190
		18,190
Florida (2.2%):
County of Escambia Revenue, 2.35%, 4/1/39, Continuously Callable @100 (a)	9,000	9,000
County of St. Lucie Revenue, 2.25%, 9/1/28, Continuously Callable @100 (a)	1,400	1,400
		10,400
Georgia (3.2%):
Development Authority of Appling County Revenue, 2.55%, 9/1/29, Continuously Callable @100 (a)	9,500	9,500
The Development Authority of Burke County Revenue, Series 1, 2.40%, 7/1/49, Continuously Callable @100 (a)	5,775	5,775
		15,275
Illinois (6.7%):
Illinois Educational Facilities Authority (LOC — Huntington National Bank), Series A, 2.53%, 10/1/32, Continuously Callable @100 (a)	13,890	13,890
Illinois Finance Authority (LOC — PNC Financial Services Group), 2.44%, 4/1/37, Continuously Callable @100 (a)	10,000	10,000
Metropolitan Pier & Exposition Authority Revenue (LIQ — Barclays Bank PLC), Series 2015-XF1045, 2.49%, 6/15/53, Callable 11/14/22 @ 100 (a) (b)	4,355	4,355
Village of Channahon (LOC — U.S. Bancorp), 2.45%, 12/1/34, Continuously Callable @100 (a)	4,540	4,540
		32,785
Indiana (2.4%):
City of Berne (LOC — Federal Home Loan Bank of Indianapolis), 2.61%, 10/1/33, Continuously Callable @100 (a)	4,240	4,240
City of Evansville (LOC — Fifth Third Bank), 2.58%, 1/1/25, Callable 10/14/22 @ 100 (a)	1,460	1,460
Indiana Finance Authority (LOC — Federal Home Loan Bank of Indianapolis), 2.61%, 7/1/29, Continuously Callable @100 (a)	5,550	5,550
		11,250
Iowa (4.2%):
Iowa Finance Authority Revenue 2.51%, 6/1/39, Continuously Callable @100 (a)	13,600	13,600
Series B, 2.50%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		20,363

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (4.8%):
City of Burlington Revenue 2.58%, 9/1/35, Continuously Callable @100 (a)	$8,250	$8,250
Series B, 2.58%, 9/1/35, Continuously Callable @100 (a)	4,200	4,200
City of St. Marys Revenue, 2.55%, 4/15/32, Continuously Callable @100 (a)	10,500	10,500
		22,950
Kentucky (4.4%):
City of Georgetown (LOC — Fifth Third Bank), 2.58%, 11/15/29, Callable 10/15/22 @ 100 (a)	10,735	10,735
Kentucky Economic Development Finance Authority Revenue, Series C, 2.60%, 5/1/34, Continuously Callable @100 (a)	9,200	9,200
Lexington-Fayette Urban County Government (LOC — Federal Home Loan Bank of Cincinnati), 2.73%, 12/1/27, Callable 10/13/22 @ 100 (a)	1,495	1,495
		21,430
Louisiana (6.1%):
City of New Orleans (LOC — Capital One, N.A.), 2.63%, 8/1/24, Continuously Callable @100 (a)	1,690	1,690
Parish of St. James Revenue, Series B-1, 2.85%, 11/1/40, Continuously Callable @100 (a)	22,650	22,650
St. Tammany Corp. (LOC — Federal Home Loan Bank of Dallas), 2.60%, 3/1/33, Continuously Callable @100 (a)	4,575	4,575
		28,915
Maryland (1.6%):
Town of Williamsport Revenue, 2.52%, 11/1/37 (a)	7,810	7,810
Michigan (0.4%):
Michigan Strategic Fund (LOC — Fifth Third Bank), 2.60%, 3/1/37, Continuously Callable @100 (a)	1,800	1,800
Mississippi (0.7%):
Mississippi Business Finance Corp. (LOC — Federal Home Loan Bank of Dallas), 2.60%, 3/1/33, Continuously Callable @100 (a)	3,230	3,230
Missouri (4.2%):
Jackson County IDA (LOC — Commerce Bank, N.A.), 2.55%, 7/1/25, Continuously Callable @100 (a)	20,000	20,000
New Hampshire (4.2%):
New Hampshire Business Finance Authority (LOC — Landesbank Hessen-Thuringen), 2.52%, 9/1/30, Continuously Callable @100 (a)	19,990	19,990
New Mexico (1.0%):
New Mexico Hospital Equipment Loan Council (LOC — Fifth Third Bank), 2.54%, 7/1/25, Continuously Callable @100 (a)	5,000	5,000
New York (12.1%):
Binghamton City School District, GO, 1.00%, 1/20/23	4,000	4,006
Build NYC Resource Corp. (LOC — Toronto-Dominion Bank), 2.62%, 12/1/45, Continuously Callable @100 (a)	5,185	5,185
Guilderland Industrial Development Agency (LOC — Key Bank, N.A.), Series A, 2.57%, 7/1/32, Continuously Callable @100 (a)	2,480	2,480

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority (LOC — Barclays Bank PLC), Series E-1, 2.47%, 11/1/35, Callable 11/1/22 @ 100 (a)	$20,000	$20,000
New York City Capital Resources Corp. (LOC — Manufacturers & Traders Trust Co.), 2.67%, 12/1/40, Continuously Callable @100 (a)	7,500	7,500
New York State Energy Research & Development Authority (LOC — Mizuho Corporate Bank Ltd.), Series A-3, 2.31%, 5/1/39, Continuously Callable @100 (a)	4,500	4,500
Onondaga County Industrial Development Agency (LOC — Manufacturers & Traders Trust Co.), 2.52%, 12/1/31, Continuously Callable @100 (a)	4,790	4,790
Ramapo Housing Authority (LOC — Manufacturers & Traders Trust Co.), 2.52%, 12/1/29, Continuously Callable @100 (a)	8,285	8,285
St. Lawrence County Industrial Development Agency (LOC — Citizens Financial Group), 2.65%, 7/1/37 (a)	1,720	1,720
		58,466
Ohio (0.3%):
County of Hamilton (LOC — Fifth Third Bank), 2.58%, 12/1/24 (a)	1,550	1,550
Oklahoma (5.6%):
Edmond Economic Development Authority (LOC — Bank of Oklahoma, N.A.), Series A, 2.49%, 6/1/31, Callable 11/1/22 @ 100 (a)	4,520	4,520
Garfield County Industrial Authority Revenue, Series A, 2.60%, 1/1/25, Callable 11/2/22 @ 100 (a)	20,900	20,900
Muskogee Industrial Trust Revenue, Series A, 2.60%, 6/1/27, Continuously Callable @100 (a)	2,000	2,000
		27,420
Rhode Island (1.2%):
Rhode Island Commerce Corp. (LOC — Citizens Financial Group), 2.48%, 3/1/38, Callable 11/1/22 @ 100 (a)	3,210	3,210
Rhode Island Health and Educational Building Corp. (LOC — Citizens Financial Group), 2.18%, 6/1/35, Callable 11/1/22 @ 100 (a)	2,500	2,500
		5,710
South Carolina (3.6%):
South Carolina Jobs-Economic Development Authority (LOC — Federal Home Loan Bank of Indianapolis), 2.48%, 5/1/61, Continuously Callable @100 (a)	17,400	17,400
Tennessee (4.4%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 2.60%, 5/1/39, Continuously Callable @100 (a)	14,000	14,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (LOC — Fifth Third Bank), 2.58%, 12/1/24, Callable 10/14/22 @ 100 (a)	6,535	6,535
		20,535
Texas (8.1%):
Port of Arthur Navigation District Industrial Development Corp. Revenue, Series A, 2.52%, 12/1/40, Callable 11/1/22 @ 100 (a)	16,000	16,000

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Port of Port Arthur Navigation District Revenue 2.82%, 11/1/40, Continuously Callable @100 (a)	$4,000	$4,000
Series A, 3.00%, 4/1/40, Continuously Callable @100 (a)	9,850	9,850
Series B, 3.00%, 4/1/40, Continuously Callable @100 (a)	9,000	9,000
		38,850
Virginia (4.2%):
Loudoun County Economic Development Authority Revenue Series A, 2.45%, 2/15/38, Callable 11/1/22 @ 100 (a)	10,000	10,000
Series E-1, 2.45%, 2/15/38, Callable 11/1/22 @ 100 (a)	10,000	10,000
		20,000
Washington (1.6%):
Washington Higher Education Facilities Authority Revenue, 2.50%, 10/1/31, Callable 11/2/22 @ 100 (a)	7,485	7,485
West Virginia (2.0%):
West Virginia Hospital Finance Authority (LOC — PNC Financial Services Group), Series D, 2.44%, 6/1/41, Continuously Callable @100 (a)	9,700	9,700
Total Municipal Bonds (Cost $446,504)		446,504
Municipal Commercial Paper (6.3%)
Houston Texas, 1.95%, 11/3/22	15,000	15,000
University of Texas, 2.23%, 1/9/23	15,000	15,000
Total Municipal Commercial Paper (Cost $30,000)		30,000
Total Investments (Cost $476,504) — 99.3%		476,504
Other assets in excess of liabilities — 0.7%		3,385
NET ASSETS — 100.00%		$479,889

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $4,355 thousands and amounted to 0.9% of net assets.

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LOC — Letter of Credit

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Money Market Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Tax Exempt Money Market Fund
Assets:
Investments, at value (Cost $476,504)	$476,504
Cash	2,003
Receivables:
Interest	756
Capital shares issued	1,372
From Adviser	26
Prepaid expenses	19
Total Assets	480,680
Liabilities:
Payables:
Distributions	9
Capital shares redeemed	515
Accrued expenses and other payables:
Investment advisory fees	111
Administration fees	40
Custodian fees	5
Transfer agent fees	60
Compliance fees	—	(a)
Trustees' fees	3
Other accrued expenses	48
Total Liabilities	791
Net Assets:
Capital	479,866
Total accumulated earnings	23
Net Assets	$479,889
Shares (unlimited number of shares authorized with no par value):	479,858
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Tax Exempt Money Market Fund
Investment Income:
Interest	$2,639
Total Income	2,639
Expenses:
Investment advisory fees	691
Administration fees	247
Sub-Administration fees	9
Custodian fees	12
Transfer agent fees	370
Trustees' fees	25
Compliance fees	2
Legal and audit fees	35
State registration and filing fees	25
Other expenses	31
Total Expenses	1,447
Expenses waived/reimbursed by Adviser	(94)
Net Expenses	1,353
Net Investment Income	1,286
Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	—	(a)
Net realized gains (losses) on investments	—	(a)
Change in net assets resulting from operations	$1,286

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Money Market Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income	$1,286	$52
Net realized gains (losses)	— (a)	24
Change in net assets resulting from operations	1,286	76
Change in net assets resulting from distributions to shareholders	(1,286)	(52)
Change in net assets resulting from capital transactions	(22,461)	(59,689)
Change in net assets	(22,461)	(59,665)
Net Assets:
Beginning of period	502,350	562,015
End of period	$479,889	$502,350
Capital Transactions:
Proceeds from shares issued	$62,986	$109,591
Distributions reinvested	1,253	51
Cost of shares redeemed	(86,700)	(169,331)
Change in net assets resulting from capital transactions	$(22,461)	$(59,689)
Share Transactions:
Issued	62,986	109,591
Reinvested	1,253	51
Redeemed	(86,700)	(169,331)
Change in Shares	(22,461)	(59,689)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

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11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses)		Total from Investment Activities		Net Investment Income		Net Realized Gains From Investments
USAA Tax Exempt Money Market Fund
Six Months Ended September 30, 2022 (Unaudited)	$1.00	—	(f)(g)	—	(g)	—	(g)	—	(g)	—
Year Ended March 31: 2022	$1.00	—	(f)(g)	—	(g)	—	(g)	—	(g)	—
2021	$1.00	—	(f)(g)	—		—	(g)	—	(g)	—	(g)
2020	$1.00	0.01	(f)	—	(g)	0.01		(0.01)		—
2019	$1.00	0.01		—	(g)	0.01		(0.01)		—
2018	$1.00	0.01		—	(g)	0.01		(0.01)		—

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limit in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income has been calculated using the average daily shares method.

(g)  Amount is less than $0.005 per share.

(h)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.

(i)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.

(j)  Prior to August 1, 2017, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions		Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)(d)(e)		Net Investment Income(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)
USAA Tax Exempt Money Market Fund
Six Months Ended September 30, 2022 (Unaudited)	—	(g)	$1.00	0.27%		0.55	%(h)	0.52%	0.59%	$479,889
Year Ended March 31: 2022	—	(g)	$1.00	0.01%		0.16	%(i)	0.01%	0.58%	$502,350
2021	—	(g)	$1.00	0.10%		0.35%		0.11%	0.57%	$562,015
2020	(0.01)		$1.00	1.05%		0.56%		1.04%	0.56%	$1,345,628
2019	(0.01)		$1.00	1.05%		0.56%		1.04%	0.56%	$1,598,214
2018	(0.01)		$1.00	0.51	%(j)	0.56	%(j)	0.50%	0.56%	$1,761,649

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Trust's Board of Trustees (the "Board") to impose a liquidity fee or to temporarily suspend redemptions from the Fund (impose a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board's oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market Funds: Procedures to Stabilize Net Asset Value ("the Procedures"). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under the Procedures approved by the Board.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is the security's last sale price on an exchange. For the six months ended September 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$10,000	$10,500	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets of the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit. As of September 30, 2022, the expense limit (excluding voluntary waivers) was 0.56%.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

In addition, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit of 0.56%. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$17	$1,557	$2,216	$94	$3,884

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of certain market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

5. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

6. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

19

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form N-MFP is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22-9/30/22*	Hypothetical Expenses Paid During Period 4/1/22-9/30/22*	Annualized Expense Ratio During Period 4/1/22-9/30/22
$1,000.00	$1,002.70	$1,022.31	$2.76	$2.79	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

39598-1122

September 30, 2022

Semi Annual Report

USAA Target Managed Allocation Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	19
Proxy Voting and Portfolio Holdings Information	19
Expense Example	19
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to maximize total return primarily through capital appreciation.

Asset Allocation*:

September 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (98.5%)
iShares iBoxx High Yield Corporate Bond ETF (a)	520,514	$37,160
JPMorgan BetaBuilders MSCI U.S. REIT ETF	124,347	9,744
SPDR Gold Shares (b)	33,077	5,116
U.S. Oil Fund LP (a) (b)	190,801	12,455
Vanguard FTSE All-World ex-U.S. ETF (a)	1,864,425	82,706
Vanguard Real Estate ETF	223,793	17,941
Vanguard S&P 500 ETF	256,682	84,269
Vanguard Short-Term Bond ETF (a)	447,567	33,487
Vanguard Total Stock Market ETF (c)	624,713	112,117
Total Exchange-Traded Funds (Cost $430,584)		394,995
Collateral for Securities Loaned (17.8%)^
HSBC U.S. Government Money Market Fund I Shares, 2.91% (d)	17,977,920	17,978
Invesco Government & Agency Portfolio, Institutional Shares, 2.95% (d)	53,308,876	53,309
Total Collateral for Securities Loaned (Cost $71,287)		71,287
Total Investments (Cost $501,871) — 116.3%		466,282
Liabilities in excess of other assets — (16.3)%		(65,230)
NET ASSETS — 100.00%		$401,052

At September 30, 2022, the Fund's investments in foreign securities were 20.6% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on September 30, 2022.

ETF — Exchange-Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trust

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Target Managed Allocation Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	486	12/16/22	$46,454,644	$40,576,140	$(5,878,504)
FTSE 100 Index Futures	580	12/16/22	47,926,440	44,768,034	(3,158,406)
S&P/Toronto Stock Exchange 60 Index Futures	313	12/15/22	54,826,029	50,580,365	(4,245,664)
					$(13,282,574)
Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	345	12/15/22	$38,171,250	$35,664,473	$2,506,777
Hang Seng Index Futures	121	10/28/22	13,749,894	13,264,772	485,122
Swiss Market Index Futures	471	12/16/22	52,110,023	48,981,135	3,128,888
Tokyo Price Index Futures	293	12/08/22	39,630,895	37,174,210	2,456,685
					$8,577,472
Total unrealized appreciation					$8,577,472
Total unrealized depreciation					(13,282,574)
Total net unrealized appreciation (depreciation)					$(4,705,102)

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Managed Allocation Fund
Assets:
Investments, at value (Cost $501,871)	$466,282	(a)
Cash	1,046
Deposit with broker for futures contracts	4,646
Receivables:
Interest and dividends	445
Variation margin on open futures contracts	1,216
Prepaid expenses	2
Total Assets	473,637
Liabilities:
Payables:
Collateral received on loaned securities	71,287
Variation margin on open futures contracts	1,043
Accrued expenses and other payables:
Investment advisory fees	176
Administration fees	18
Custodian fees	3
Transfer agent fees	18
Compliance fees	—	(b)
Trustees' fees	3
Other accrued expenses	37
Total Liabilities	72,585
Net Assets:
Capital	470,331
Total accumulated earnings/(loss)	(69,279)
Net Assets	$401,052
Shares (unlimited number of shares authorized with no par value):	48,548
Net asset value, offering and redemption price per share: (c)	$8.26

(a)  Includes $69,251 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Target Managed Allocation Fund
Investment Income:
Dividends	$4,628
Securities lending (net of fees)	177
Total Income	4,805
Expenses:
Investment advisory fees	1,147
Administration fees	115
Sub-Administration fees	10
Custodian fees	9
Transfer agent fees	115
Trustees' fees	25
Compliance fees	2
Legal and audit fees	33
State registration and filing fees	— (a)
Interfund lending fees	1
Interest fees	120
Other expenses	21
Total Expenses	1,598
Net Investment Income (Loss)	3,207
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(29,693)
Net realized gains (losses) from foreign currency transactions	— (a)
Net realized gains (losses) from futures contracts	(7,446)
Net change in unrealized appreciation/depreciation on investment securities	(82,248)
Net change in unrealized appreciation/depreciation on foreign currency translations	(260)
Net change in unrealized appreciation/depreciation on futures contracts	(4,369)
Net realized/unrealized gains (losses) on investments	(124,016)
Change in net assets resulting from operations	$(120,809)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Managed Allocation Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$3,207	$5,767
Net realized gains (losses)	(37,139)	79,424
Net change in unrealized appreciation/depreciation	(86,877)	(18,969)
Change in net assets resulting from operations	(120,809)	66,222
Change in net assets resulting from distributions to shareholders	—	(121,136)
Change in net assets resulting from capital transactions	1,500	45,662
Change in net assets	(119,309)	(9,252)
Net Assets:
Beginning of period	520,361	529,613
End of period	$401,052	$520,361
Capital Transactions:
Proceeds from shares issued	$1,500	$—
Distributions reinvested	—	121,136
Cost of shares redeemed	—	(75,474)
Change in net assets resulting from capital transactions	$1,500	$45,662
Share Transactions:
Issued	166	—
Reinvested	—	11,133
Redeemed	—	(6,061)
Change in Shares	166	5,072

See notes to financial statements.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2022 (Unaudited)	$10.76	0.07	(f)	(2.57)	(2.50)	—	—
Year Ended March 31: 2022	$12.23	0.13	(f)	1.44	1.57	(0.13)	(2.91)
2021	$8.98	0.11	(f)	3.84	3.95	(0.09)	(0.61)
2020	$10.26	0.20	(f)	(0.96)	(0.76)	(0.22)	(0.30)
2019	$11.22	0.17		(0.10)	0.07	(0.15)	(0.88)
2018	$10.46	0.16		0.73	0.89	(0.13)	— (j)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

(g)  Includes impact of Interfund lending fees and Interest fees. Without these fees, the net expense ratio would have been lower by 0.05%.

(h)  Reflects overall decrease in purchases and sales of securities.

(i)  Reflects an increase in trading activity due to asset allocation shifts.

(j)  Amount is less than $0.005 per share.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)(d)(e)		Net Investment Income (Loss)(c)	Gross Expenses(c)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Managed Allocation Fund
Six Months Ended September 30, 2022 (Unaudited)	—	$8.26	(23.23)%	0.70	%(g)	1.40%	0.70%	$401,052	106%
Year Ended March 31: 2022	(3.04)	$10.76	12.85%	0.65%		1.06%	0.65%	$520,361	152	%(h)
2021	(0.70)	$12.23	44.39%	0.64%		0.96%	0.64%	$529,613	202	%(h)
2020	(0.52)	$8.98	(8.20)%	0.64%		1.88%	0.64%	$446,616	298	%(i)
2019	(1.03)	$10.26	1.32%	0.65%		1.83%	0.65%	$512,207	195	%(i)
2018	(0.13)	$11.22	8.48%	0.65%		1.50%	0.65%	$487,599	75%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Target Managed Allocation Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment only to other USAA Mutual Funds participating in a fund-of-funds investment strategy, or to other persons or legal entities that the Fund may approve from time to time.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$394,995	$—	$—	$394,995
Collateral for Securities Loaned	71,287	—	—	71,287
Total	$466,282	$—	$—	$466,282
Other Financial Investments*
Assets:
Futures Contracts	$8,577	$—	$—	$8,577
Liabilities:
Futures Contracts	$(13,282)	$—	$—	$(13,282)
Total	$(4,705)	$—	$—	$(4,705)

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended September 30, 2022, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of September 30, 2022 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$8,577	$13,282

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended September 30, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(7,446)	$(4,369)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of September 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$69,251	$—	$71,287

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$480,864	$490,159

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of September 30, 2022, certain fund-of-funds owned a percentage of total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	1.2
USAA Cornerstone Equity Fund	2.9
USAA Target Retirement Income Fund	7.9
USAA Target Retirement 2030 Fund	23.7
USAA Target Retirement 2040 Fund	36.2
USAA Target Retirement 2050 Fund	24.6
USAA Target Retirement 2060 Fund	3.6

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.05%, which is based on the Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2022, the expense limit (excluding voluntary waivers) was 0.65%.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of September 30, 2022, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund's portfolio holdings will result in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

ETF Risk — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund's ability to invest in derivatives.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended September 30, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at September 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$11,382	1	3.54%	$11,382

*  Based on the number of days borrowings were outstanding for the six months ended September 30, 2022.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

18

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22-9/30/22*	Hypothetical Expenses Paid During Period 4/1/22-9/30/22*	Annualized Expense Ratio During Period 4/1/22-9/30/22
$1,000.00	$767.70	$1,021.56	$3.10	$3.55	0.70%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

19

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

98356-1122

September 30, 2022

Semi Annual Report

USAA Tax Exempt Long-Term Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	28
Notes to Financial Statements	30
Supplemental Information	38
Proxy Voting and Portfolio Holdings Information	38
Expense Examples	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides investors with interest income that is exempt from federal income tax.

Top 10 Industries:

September 30, 2022

(% of Net Assets)

Medical	19.5%
General	15.8%
Nursing Homes	10.4%
Transportation	8.5%
School District	7.7%
Higher Education	7.2%
Education	6.7%
General Obligation	6.2%
Development	3.3%
Water	3.2%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.1%)
Industrials (0.1%):
Northwest Senior Housing Corp. — Edgemere Project, Promissory Note, DIP Loan, 10.00%, 12/31/23 (a) (b)	$992	$992
Total Corporate Bonds (Cost $992)		992
Municipal Bonds (98.9%)
Alabama (0.5%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	4,000	3,298
Homewood Educational Building Authority Revenue 5.00%, 12/1/47, Continuously Callable @100	4,500	4,523
Series A, 4.00%, 12/1/51, Continuously Callable @100	3,000	2,395
		10,216
Alaska (0.0%): (c)
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	1,000	803
Arizona (1.8%):
Arizona IDA Revenue 5.00%, 7/1/52, Continuously Callable @100	1,725	1,729
Series A, 5.00%, 7/1/47, Continuously Callable @100	600	564
Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	747
City of Phoenix Civic Improvement Corp. Revenue (INS — National Public Finance Guarantee Corp.) Series B, 5.50%, 7/1/29	1,000	1,124
Series B, 5.50%, 7/1/30	1,500	1,706
Maricopa County IDA Revenue 5.00%, 7/1/47, Continuously Callable @100	1,600	1,456
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	789
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	9,077
Tempe IDA Revenue, 4.00%, 12/1/46, Continuously Callable @102	2,500	1,797
The City of Phoenix IDA Revenue 5.00%, 7/1/41, Continuously Callable @100	1,200	1,124
5.00%, 7/1/42, Continuously Callable @100	1,250	1,161
5.00%, 7/1/44, Continuously Callable @100	6,000	5,537
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (d)	2,500	1,911
The Pima County IDA Revenue, 4.00%, 9/1/29, Continuously Callable @100	3,000	2,926
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,487
		33,135
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS — AMBAC Assurance Corp.) 7/1/28 (e)	1,000	791

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
7/1/29 (e)	$1,165	$883
7/1/30 (e)	1,150	832
7/1/36 (e)	2,500	1,319
		3,825
California (5.9%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously Callable @100	3,000	2,846
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	996
California State Public Works Board Revenue 5.00%, 6/1/31, Continuously Callable @100	2,950	2,986
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	3,558
California Statewide Communities Development Authority Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8065, 2.85%, 11/1/52, Callable 12/12/22 @100 (d) (f)	10,000	10,000
Cerritos Community College District, GO Series D, 8/1/31 (e)	1,000	722
Series D, 8/1/32 (e)	2,500	1,725
Series D, 8/1/33 (e)	2,175	1,425
Series D, 8/1/34 (e)	1,000	622
Series D, 8/1/35 (e)	1,500	883
Series D, 8/1/36 (e)	2,200	1,231
City & County of San Francisco Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8059, 2.85%, 12/1/52, Callable 11/14/22 @100 (d) (f)	10,000	10,000
Coachella Valley Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series D, 8/1/41 (e)	8,500	3,371
El Camino Community College District, GO Series C, 8/1/34 (e)	3,000	1,850
Series C, 8/1/38 (e)	3,000	1,467
El Monte Union High School District, GO (INS — Assured Guaranty Municipal Corp.), 6/1/42 (e)	10,000	3,876
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @100	2,000	2,026
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,440	1,442
Los Alamitos Unified School District Certificate of Participation 8/1/34, Continuously Callable @100 (g)	1,200	1,240
8/1/42, Continuously Callable @100 (h)	4,500	4,398
Paramount Unified School District, GO 8/1/34 (e)	1,860	1,133
8/1/35 (e)	2,000	1,147
8/1/36 (e)	2,750	1,483
8/1/37 (e)	2,750	1,336
Sacramento City Schools Joint Powers Financing Authority Revenue (INS — Build America Mutual Assurance Co.) Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,614
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,039
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,551

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
San Ysidro School District, GO (INS — Assured Guaranty Municipal Corp.) Series G, 8/1/36 (e)	$13,605	$7,159
Series G, 8/1/37 (e)	14,285	7,083
Santa Ana Unified School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.), 4/1/29 (e)	15,000	11,120
State of California, GO 5.00%, 2/1/38, Continuously Callable @100	6,750	6,787
5.00%, 10/1/47, Continuously Callable @100	5,000	5,125
Stockton Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series D, 8/1/34 (e)	8,885	5,368
		111,609
Colorado (2.3%):
Colorado Educational & Cultural Facilities Authority Revenue 4.00%, 12/1/48, Continuously Callable @100	2,500	2,058
4.00%, 1/1/52, Continuously Callable @100	675	499
5.00%, 4/1/53, Continuously Callable @100	750	753
4.00%, 1/1/62, Continuously Callable @100	795	551
Series A, 5.25%, 4/1/43, Pre-refunded 4/1/23 @100	2,500	2,524
Colorado Health Facilities Authority Revenue 5.00%, 6/1/45, Pre-refunded 6/1/25 @100	6,000	6,261
5.00%, 6/1/47, Pre-refunded 6/1/27 @100	1,250	1,335
Series A, 4.00%, 8/1/44, Continuously Callable @100	2,070	1,715
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,179
Series A, 4.00%, 12/1/50, Continuously Callable @103	7,250	5,557
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	636
E-470 Public Highway Authority Revenue (INS — National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64 (e)	10,000	5,333
Park Creek Metropolitan District Revenue 5.00%, 12/1/45, Continuously Callable @100	1,000	1,010
5.00%, 12/1/46, Continuously Callable @100	2,500	2,525
5.00%, 12/1/51, Continuously Callable @100	2,000	2,015
Rampart Range Metropolitan District No. 1 Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,091
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Pre-refunded 6/1/23 @100	5,000	5,063
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	858
		43,963
Connecticut (0.7%):
Connecticut State Health & Educational Facilities Authority Revenue Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	2,345
Series U, 4.00%, 7/1/52, Continuously Callable @100	3,000	2,464
State of Connecticut, GO Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	5,733
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,622
		12,164

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
District of Columbia (0.7%):
District of Columbia Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8070, 2.85%, 8/1/40, Callable 1/1/32 @105 (d) (f)	$7,500	$7,500
District of Columbia Revenue 6.00%, 7/1/43, Pre-refunded 7/1/23 @100	1,700	1,735
6.00%, 7/1/48, Pre-refunded 7/1/23 @100	1,450	1,481
5.00%, 7/1/49, Continuously Callable @100	1,275	1,167
5.00%, 7/1/54, Continuously Callable @100	1,140	1,020
		12,903
Florida (7.5%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable @103	700	556
City of Atlantic Beach Revenue Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	1,865
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,027
City of Jacksonville Revenue 5.00%, 10/1/29, Continuously Callable @100	2,270	2,270
4.00%, 11/1/45, Continuously Callable @100	2,500	2,079
City of Pompano Beach Revenue 4.00%, 9/1/50, Continuously Callable @103	8,000	6,207
Series A, 4.00%, 9/1/51, Continuously Callable @103	2,895	2,192
County of Miami-Dade Florida Water & Sewer System Revenue 4.00%, 10/1/46, Continuously Callable @100	3,000	2,650
Serie B, 4.00%, 10/1/44, Continuously Callable @100	21,500	19,179
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,756
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100	4,000	3,422
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	1,786
Escambia County Health Facilities Authority Revenue 4.00%, 8/15/45, Continuously Callable @100	6,265	5,068
4.00%, 8/15/50, Continuously Callable @100	5,050	3,998
Florida Development Finance Corp. Revenue 4.00%, 7/1/45, Continuously Callable @100	600	460
4.00%, 2/1/52, Continuously Callable @100	4,000	3,041
4.00%, 7/1/55, Continuously Callable @100	500	361
Series A, 5.00%, 6/15/55, Continuously Callable @100	1,500	1,410
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 3/1/44, Continuously Callable @100	4,280	3,890
4.00%, 10/1/44, Continuously Callable @100	1,400	1,118
5.00%, 3/1/49, Continuously Callable @100	1,250	1,107
4.00%, 10/1/49, Continuously Callable @100	1,150	865
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded 6/1/25 @100	3,000	3,128
Lee County IDA Revenue 5.75%, 10/1/42, Pre-refunded 10/1/22 @100	4,000	4,000
5.50%, 10/1/47, Pre-refunded 10/1/22 @102	5,000	5,100
5.00%, 11/15/49, Continuously Callable @103	12,350	11,596
Series A, 5.25%, 10/1/52, Continuously Callable @103	1,000	869

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	$4,500	$3,776
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	2,500	1,910
Miami-Dade County Expressway Authority Revenue Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,032
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,001
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,661
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,264
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	2,070	1,626
Palm Beach County Health Facilities Authority Revenue 5.00%, 11/15/45, Continuously Callable @103	150	149
5.00%, 5/15/47, Continuously Callable @100	5,000	4,343
Series A, 5.00%, 11/1/52, Continuously Callable @100	250	230
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	1,003
Pinellas County Educational Facilities Authority Revenue 5.00%, 10/1/27, Continuously Callable @100	1,000	1,000
5.25%, 10/1/30, Continuously Callable @100	1,000	1,000
Polk County IDA Revenue 5.00%, 1/1/49, Continuously Callable @103	1,000	880
5.00%, 1/1/55, Continuously Callable @103	1,000	865
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	1,685
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable @100	5,000	4,152
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	4,671
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 11/1/22 @100	2,200	2,200
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @100	2,000	2,082
		141,530
Georgia (1.2%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,439
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	12,700
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously Callable @100	1,500	1,445
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	2,872
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	1,100	898
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	1,700	1,464
		21,818
See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Illinois (14.5%):
Bureau County Township High School District No. 502, GO (INS — Build America Mutual Assurance Co.) Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @100	$1,530	$1,647
Series A, 5.00%, 12/1/38, Pre-refunded 12/1/27 @100	1,555	1,674
Series A, 5.00%, 12/1/39, Pre-refunded 12/1/27 @100	1,400	1,507
Chicago Board of Education, GO Series A, 5.00%, 12/1/47, Continuously Callable @100	1,800	1,687
Series A, 4.00%, 12/1/47, Continuously Callable @100	8,220	6,482
Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	4,911
Chicago Midway International Airport Revenue Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,525
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	3,514
Chicago O'Hare International Airport Revenue 5.75%, 1/1/43, Continuously Callable @100	5,000	5,013
Series C, 4.00%, 1/1/38, Continuously Callable @100	1,000	916
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,081
Chicago Park District, GO Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,025
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,144
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/44, Continuously Callable @100	4,000	3,866
Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,018
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,030
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	2,993
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	4,000	3,298
City of Springfield Electric Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,052
Cook County Community College District No. 508, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	9,617
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	7,948
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	1,763
Illinois Finance Authority Revenue 3.90%, 3/1/30, Continuously Callable @100	14,000	14,016
5.50%, 4/1/32, Continuously Callable @100	7,065	6,801
4.00%, 2/1/33, Continuously Callable @100	6,000	5,933
5.00%, 5/15/37, Continuously Callable @100	700	691
4.00%, 3/1/38, Continuously Callable @100	2,000	1,864
4.00%, 2/15/41, Pre-refunded 2/15/27 @100	20	21
5.00%, 8/1/42, Continuously Callable @100	750	745
5.00%, 1/1/44, Pre-refunded 1/1/28 @100	10,000	10,777
5.00%, 8/15/44, Continuously Callable @100	2,000	1,996
4.00%, 12/1/46, Continuously Callable @100	4,500	3,679
5.00%, 2/15/47, Continuously Callable @100	1,000	857
5.00%, 5/15/47, Continuously Callable @100	1,155	1,096
5.00%, 8/1/47, Continuously Callable @100	750	729
5.00%, 12/1/47, Continuously Callable @100	2,000	1,960

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/49, Continuously Callable @100	$1,250	$1,312
5.00%, 2/15/50, Continuously Callable @100	500	421
5.00%, 10/1/51, Continuously Callable @100	1,000	1,049
5.00%, 3/1/52, Continuously Callable @100	1,075	914
4.00%, 10/1/55, Continuously Callable @100	2,000	1,524
Series A, 4.00%, 7/1/38, Pre-refunded 7/1/26 @100	5,000	5,113
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	11,088
Series A, 6.00%, 7/1/43, Continuously Callable @100	5,000	5,102
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,500	2,701
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @100	485	497
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	9,259
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable @100	4,000	3,529
Metropolitan Pier & Exposition Authority Revenue 5.00%, 6/15/42, Continuously Callable @100	2,000	1,864
5.00%, 6/15/50, Continuously Callable @100	7,500	6,793
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	7,716
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	521
Regional Transportation Authority Revenue (INS — National Public Finance Guarantee Corp.), 6.50%, 7/1/30	37,550	43,483
Sangamon County Water Reclamation District, GO Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	13,058
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,066
State of Illinois, GO 5.50%, 5/1/39, Continuously Callable @100	2,275	2,310
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	1,997
State of Illinois, GO (INS — Assured Guaranty Municipal Corp.) 4.00%, 2/1/31, Continuously Callable @100	1,000	969
4.00%, 2/1/32, Continuously Callable @100	1,000	961
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,038
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	10,261
		271,422
Indiana (2.0%):
Evansville Redevelopment Authority Revenue (INS — Build America Mutual Assurance Co.) 4.00%, 2/1/38, Continuously Callable @100	5,540	5,173
4.00%, 2/1/39, Continuously Callable @100	3,605	3,341
Indiana Finance Authority Revenue 5.00%, 2/1/40, Continuously Callable @100	1,495	1,502
5.00%, 11/15/43, Continuously Callable @103	1,970	1,885
5.00%, 10/1/44, Pre-refunded 10/1/23 @100	4,000	4,061
5.00%, 11/15/48, Continuously Callable @103	3,895	3,659
4.00%, 11/15/51, Continuously Callable @100	1,030	757
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,008
Series A, 5.50%, 7/1/52, Continuously Callable @100	4,500	4,628

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100	$7,000	$7,022
		37,036
Iowa (0.6%):
Iowa Finance Authority Revenue Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	5,545
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,041
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable @100	1,000	1,006
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	812
		11,404
Kansas (1.0%):
City of Coffeyville Electric System Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @100 (d)	2,500	2,616
City of Lawrence Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	5,000	4,941
City of Manhattan Revenue Series A, 4.00%, 6/1/46, Continuously Callable @103	1,000	761
Series A, 4.00%, 6/1/52, Continuously Callable @103	1,500	1,095
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (d)	7,600	6,936
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,028
		18,377
Kentucky (1.1%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,001
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,427
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100	1,070	853
Kentucky Economic Development Finance Authority Revenue 5.00%, 5/15/46, Continuously Callable @100	5,500	4,434
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	2,965
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.) 4.00%, 12/1/41, Continuously Callable @100	500	437
Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	1,990
Louisville Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52, Continuously Callable @100	6,000	5,908
		20,015
Louisiana (3.8%):
City of Shreveport Water & Sewer Revenue 5.00%, 12/1/40, Continuously Callable @100	1,000	1,015
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	5,600
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,158
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,027

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Corp.), Series B, 4.00%, 12/1/49, Continuously Callable @100	$1,000	$843
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	6,305
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	5,569
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/39, Continuously Callable @100	1,685	1,736
4.00%, 10/1/46, Continuously Callable @100	8,210	7,223
5.00%, 10/1/48, Continuously Callable @100	5,000	4,930
Louisiana Public Facilities Authority Revenue 4.00%, 5/15/41, Pre-refunded 5/15/26 @100	15	15
4.00%, 5/15/41, Continuously Callable @100	1,235	1,035
5.00%, 11/1/45, Pre-refunded 11/1/25 @100	6,000	6,308
5.00%, 5/15/46, Continuously Callable @100	5,000	4,912
5.00%, 7/1/52, Continuously Callable @100	400	398
4.00%, 1/1/56, Continuously Callable @100	9,000	7,046
5.00%, 7/1/57, Continuously Callable @100	2,000	1,966
Series A, 4.00%, 12/15/50, Pre-refunded 12/15/27 @100	30	31
Series A, 4.00%, 12/15/50, Continuously Callable @100	970	813
Louisiana Public Facilities Authority Revenue (INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @100	5,000	5,256
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	6,297
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,509
		71,992
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	7,256
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue 5.00%, 4/15/40, Continuously Callable @100	1,000	967
5.00%, 7/1/46, Continuously Callable @100	4,000	3,894
5.00%, 7/1/47, Continuously Callable @100	2,280	2,280
4.00%, 7/1/51, Continuously Callable @100	1,000	789
Series A, 5.50%, 7/1/44, Continuously Callable @100	2,000	1,716
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	2,732
Series A, 4.00%, 6/1/49, Pre-refunded 6/1/29 @100	1,000	1,037
Series B, 4.00%, 6/1/50, Continuously Callable @100	1,700	1,334
Series B, 4.00%, 7/1/50, Continuously Callable @100	975	760
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,053
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	2,981
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	871
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	9,883
		30,297

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Michigan (2.3%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	$2,000	$1,789
County of Genesee, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	2,926
Downriver Utility Wastewater Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,580
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,162
Jackson Public Schools, GO (NBGA — Michigan School Bond Qualification and Loan Program) 5.00%, 5/1/45, Continuously Callable @100	6,000	6,167
5.00%, 5/1/48, Continuously Callable @100	3,000	3,077
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	2,788
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,068
Michigan Finance Authority Revenue 5.00%, 11/1/43, Continuously Callable @100	1,000	1,029
4.00%, 2/15/44, Continuously Callable @100	5,000	4,394
4.00%, 2/15/47, Continuously Callable @100	1,000	847
4.00%, 2/15/50, Continuously Callable @100	2,000	1,673
4.00%, 9/1/50, Continuously Callable @100	1,000	812
4.00%, 11/1/55, Continuously Callable @100	4,000	3,302
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	2,554
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100	2,500	2,189
		42,357
Missouri (3.1%):
Cape Girardeau County IDA Revenue 5.00%, 3/1/36, Continuously Callable @100	750	750
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,080	2,150
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	2,949
Health & Educational Facilities Authority of the State of Missouri Revenue 4.00%, 8/1/36, Continuously Callable @100	440	380
5.00%, 5/15/40, Continuously Callable @103	5,510	4,969
4.00%, 8/1/41, Continuously Callable @100	410	332
4.00%, 2/1/48, Continuously Callable @100	10,000	7,951
4.00%, 2/15/51, Continuously Callable @100	1,000	772
Series A, 5.00%, 2/1/42, Continuously Callable @104	3,500	3,356
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,007
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,071
Missouri Development Finance Board Revenue 4.00%, 6/1/46, Continuously Callable @100	17,775	14,783
4.00%, 3/1/51, Continuously Callable @100	2,000	1,619
St. Louis County IDA Revenue 5.88%, 9/1/43, Continuously Callable @100	5,000	4,971
5.00%, 9/1/48, Continuously Callable @100	2,000	1,678
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	3,065	3,118

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Corp.), 5.00%, 10/1/45, Continuously Callable @100	$3,000	$3,040
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,875	1,932
		57,828
Montana (0.3%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @100	4,000	3,832
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	1,000	849
		4,681
Nebraska (1.2%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	13,665	13,234
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,370
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	6,255
		22,859
Nevada (0.9%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	2,728
Las Vegas Convention & Visitors Authority Revenue Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	3,923
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	10,460
		17,111
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	3,000	2,242
New Jersey (4.9%):
New Jersey Economic Development Authority Revenue 4.05% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @100 (i)	20,000	19,658
5.00%, 6/15/40, Continuously Callable @100	8,125	8,033
5.00%, 6/15/40, Pre-refunded 6/15/24 @100	1,875	1,929
4.00%, 11/1/44, Continuously Callable @100	3,000	2,536
4.00%, 6/15/49, Continuously Callable @100	4,000	3,296
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	2,970
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,004
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	3,484
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	2,855
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @100	165	174
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,183
New Jersey Educational Facilities Authority Revenue Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,024
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	2,591
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously Callable @100	2,250	2,259

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	$1,250	$1,233
New Jersey Transportation Trust Fund Authority Revenue 5.25%, 6/15/43, Continuously Callable @100	4,000	4,038
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,140
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,013
Series AA, 4.00%, 6/15/50, Continuously Callable @100	3,000	2,472
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	12,321
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	7,000	5,723
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	2,944
		92,880
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	8,625	7,028
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (d)	670	546
		7,574
New York (2.8%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	4,000	3,649
Build Nyc Resource Corp. Revenue, 5.00%, 7/1/52, Continuously Callable @100	700	637
City of New York, GO, Series B, 2.85%, 10/1/46, Continuously Callable @100 (f)	5,000	5,000
Metropolitan Transportation Authority Revenue Series A, 11/15/32 (e)	5,000	3,297
Series A-2, 5.00%, 11/15/45	5,490	5,671
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	16,130	16,712
2.80%, 9/15/69, Continuously Callable @100	1,500	1,223
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	2,206
New York State Thruway Authority Renenue, Series A, 5.00%, 1/1/46, Continuously Callable @100	2,000	2,024
New York State Urban Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously Callable @100	5,000	4,308
Triborough Bridge & Tunnel Authority Revenue Series A, 11/15/31 (e)	5,000	3,277
Series A, 11/15/32 (e)	3,000	1,905
Series B, 11/15/32 (e)	2,500	1,654
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,006
		52,569
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue 5.00%, 1/1/49, Continuously Callable @104	2,725	2,755
Series A, 4.00%, 10/1/50, Continuously Callable @103	1,000	773
		3,528

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
North Dakota (0.5%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	$2,375	$1,840
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	6,604
University of North Dakota Certificate of Participation (INS — Assured Guaranty Corp.), Series A, 4.00%, 6/1/51, Continuously Callable @100	1,500	1,308
		9,752
Ohio (2.3%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,393
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,654
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	8,201
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	5,000	5,037
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,205
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	4,358
County of Montgomery Revenue 4.00%, 11/15/42, Continuously Callable @100	2,500	2,106
4.00%, 11/15/45, Continuously Callable @100	2,000	1,629
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100	9,100	9,024
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	762
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,016
State of Ohio Revenue 4.00%, 11/15/40, Continuously Callable @100	655	559
Series A, 4.00%, 1/15/50, Continuously Callable @100	5,000	4,135
		44,079
Oklahoma (0.9%):
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	4,250	3,400
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	3,606
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	8,708
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	1,932
		17,646
Oregon (0.6%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	735	736
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	1,652
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	3,267
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	794
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	908

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Union County Hospital Facility Authority Revenue 5.00%, 7/1/47, Continuously Callable @100	$450	$424
5.00%, 7/1/52, Continuously Callable @100	1,325	1,229
Yamhill County Hospital Authority Revenue 5.00%, 11/15/51, Continuously Callable @102	1,180	922
Series B-2, 2.13%, 11/15/27, Continuously Callable @100	1,000	882
Series B-3, 1.75%, 11/15/26, Continuously Callable @100	680	607
		11,421
Pennsylvania (9.2%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	6,276
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	6,341
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,252
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (d)	5,000	4,583
Altoona Area School District, GO (INS — Build America Mutual Assurance Co.) 5.00%, 12/1/45, Pre-refunded 12/1/25 @100	1,000	1,052
5.00%, 12/1/48, Pre-refunded 12/1/25 @100	300	316
Armstrong School District, GO Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	949
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,078
Berks County IDA Revenue 5.00%, 5/15/48, Continuously Callable @102	1,000	945
5.00%, 11/1/50, Continuously Callable @100	8,500	5,682
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	2,448
Canon Mcmillan School District, GO 4.00%, 6/1/44, Continuously Callable @100	3,500	3,080
4.00%, 6/1/48, Continuously Callable @100	1,105	954
4.00%, 6/1/50, Continuously Callable @100	6,065	5,206
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	2,851
Chester County Industrial Development Authority Revenue, 6.00%, 10/15/52, Continuously Callable @100 (d)	1,775	1,703
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	517
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,026
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	12,308
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,135
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,084
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	1,000	743
Montgomery County Higher Education & Health Authority Revenue 4.00%, 9/1/49, Continuously Callable @100	2,500	2,012
4.00%, 9/1/51, Continuously Callable @100	3,500	2,783
Montgomery County IDA Revenue 5.00%, 12/1/48, Continuously Callable @102	2,000	1,886

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/49, Continuously Callable @103	$2,000	$2,056
Northampton County General Purpose Authority Revenue 4.00%, 8/15/40, Continuously Callable @100	4,000	3,416
5.00%, 8/15/48, Continuously Callable @100	2,440	2,375
Northeastern Pennsylvania Hospital & Education Authority Revenue 5.00%, 5/1/44, Continuously Callable @100	1,000	945
5.00%, 5/1/49, Continuously Callable @100	1,350	1,235
Pennsylvania Economic Development Financing Authority Revenue 4.00%, 7/1/46, Continuously Callable @103	1,000	779
Series A, 4.00%, 10/15/51, Continuously Callable @100	2,320	1,931
Pennsylvania Higher Educational Facilities Authority Revenue Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @100	1,970	2,001
Series A, 5.50%, 7/15/38, Pre-refunded 7/15/23 @100	2,750	2,799
Series A, 4.00%, 7/15/46, Continuously Callable @100	2,025	1,673
Pennsylvania Turnpike Commission Revenue 5.00%, 12/1/37, Continuously Callable @100	1,000	1,025
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	4,197
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,014
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,057
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,308
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	8,118
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	5,037
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	10,084
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,500	1,253
Series B, 4.00%, 12/1/51, Continuously Callable @100	8,990	7,870
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	3,982
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	10,144
Pittsburgh Water & Sewer Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	5,151
Reading School District, GO (INS — Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	945
School District of Philadelphia, GO Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	2,532
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,015
Scranton School District, GO (INS — Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	968
The School District of Philadelphia, GO Series F, 5.00%, 9/1/38, Pre-refunded 9/1/26 @100	10	10
Series F, 5.00%, 9/1/38, Continuously Callable @100	1,990	2,018
Wilkes-Barre Area School District, GO (INS — Build America Mutual Assurance Co.) 4.00%, 4/15/49, Continuously Callable @100	750	645
5.00%, 4/15/59, Continuously Callable @100	3,000	3,066
		171,859
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @100	2,000	2,050

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	$180	$180
		2,230
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,157
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	2,000	1,657
South Carolina Jobs-Economic Development Authority Revenue 5.00%, 11/15/47, Continuously Callable @103	1,850	1,822
5.00%, 4/1/54, Continuously Callable @103	1,000	874
4.00%, 4/1/54, Continuously Callable @103	1,165	853
		7,363
South Dakota (0.0%): (c)
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Pre-refunded 6/1/23 @100	500	506
Tennessee (0.5%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,013
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	739
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue 5.00%, 10/1/45, Continuously Callable @100	1,500	1,453
5.00%, 7/1/46, Continuously Callable @100	4,000	4,007
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	1,678
		9,890
Texas (16.7%):
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund) 4.00%, 8/15/43, Continuously Callable @100	10,000	9,041
4.00%, 8/15/44, Continuously Callable @100	2,170	1,935
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,055
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	7,308
Bexar County Health Facilities Development Corp. Revenue 5.00%, 7/15/42, Continuously Callable @105	600	545
4.00%, 7/15/45, Continuously Callable @100	8,450	6,438
Capital Area Housing Finance Corp. Revenue (LOC — Deutsche Bank A.G.), Series 2021-XF1131, 2.70%, 12/1/61, Callable 12/1/38 @100 (d) (f)	4,600	4,600
Central Texas Regional Mobility Authority Revenue 4.00%, 1/1/41, Continuously Callable @100	5,000	4,430
5.00%, 1/1/42, Pre-refunded 1/1/23 @100	2,500	2,512
Series A, 5.00%, 1/1/45, Pre-refunded 7/1/25 @100	3,500	3,654
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	6,516
Central Texas Turnpike System Revenue (INS — AMBAC Assurance Corp.), Series A, 8/15/30 (e)	18,530	13,374

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Arlington Special Tax (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	$7,500	$7,659
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	5,405
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	830
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	3,735
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	638
Clifton Higher Education Finance Corp. Revenue, 4.25%, 8/15/52, Continuously Callable @100	1,500	1,304
Clifton Higher Education Finance Corp. Revenue 6.00%, 8/15/33, Continuously Callable @100	1,000	1,019
6.00%, 8/15/43, Continuously Callable @100	2,750	2,798
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund) 5.00%, 8/15/39, Continuously Callable @100	4,250	4,324
4.00%, 8/15/44, Continuously Callable @100	11,000	10,063
5.00%, 8/15/48, Continuously Callable @100	10,000	10,362
County of Bexar Revenue 4.00%, 8/15/44, Continuously Callable @100	500	424
4.00%, 8/15/49, Continuously Callable @100	1,700	1,399
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	6,628
Everman Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	3,991
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	1,717
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	1,651
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38, Continuously Callable @100	6,100	5,510
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	13,165
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	5,947
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	1,911
Matagorda County Navigation District No. 1 Revenue 4.00%, 6/1/30, Continuously Callable @100	6,000	5,688
4.00%, 6/1/30, Continuously Callable @100	9,615	9,115
Midlothian Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	15,570
New Hope Cultural Education Facilities Finance Corp. Revenue 4.75%, 7/1/47 (j)	6,000	4,800
5.00%, 4/1/48, Pre-refunded 4/1/26 @100	1,250	1,318
4.00%, 11/1/55, Continuously Callable @103	1,250	929
2.00% (PIK), 11/15/61, Callable 11/15/26 @105, Continuously Callable @105 (k)	10,410	3,946

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 7.50%, 11/15/37	$410	$317
Series A-2, 7.50%, 11/15/36	2,565	2,171
New Hope Cultural Education Facilities Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,016
North Texas Tollway Authority Revenue 5.00%, 1/1/48, Continuously Callable @100	2,000	2,010
5.00%, 1/1/50, Continuously Callable @100	1,750	1,755
Series B, 9/1/37, Pre-refunded 9/1/31 @64.1040 (e)	3,000	1,329
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,049
North Texas Tollway Authority Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	4,996
Port of Port Arthur Navigation District Revenue 2.82%, 11/1/40, Continuously Callable @100 (f)	5,000	5,000
Series A, 3.00%, 4/1/40, Continuously Callable @100 (f)	5,500	5,500
Series B, 3.00%, 4/1/40, Continuously Callable @100 (f)	1,900	1,900
Series C, 3.07%, 4/1/40, Continuously Callable @100 (f)	10,470	10,470
Princeton Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	7,221
Prosper Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	15,482
Red River Education Finance Corp. Revenue 4.00%, 6/1/41, Continuously Callable @100	2,000	1,742
5.50%, 10/1/46, Continuously Callable @100	3,000	3,024
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	728
Tarrant County Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/46, Continuously Callable @100	1,000	990
Series A, 11/15/45 (j) (l)	4,500	1,800
Series B, 11/15/36 (j) (l)	3,600	1,440
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	6,929
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	9,935
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	2,000	2,050
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	4,866
Uptown Development Authority Tax Allocation 5.00%, 9/1/37, Continuously Callable @100	4,365	4,375
5.00%, 9/1/40, Continuously Callable @100	2,490	2,484
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,646
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	4,000	3,329
West Harris County Regional Water Authority Revenue 4.00%, 12/15/45, Continuously Callable @100	1,600	1,432
4.00%, 12/15/49, Continuously Callable @100	3,945	3,460
Ysleta Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	4,362
		314,062
Utah (0.2%):
Military Installation Development Authority Revenue Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,500	1,121
Series A-1, 4.00%, 6/1/52, Continuously Callable @103	1,000	665

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utah Charter School Finance Authority Revenue Series A, 5.63%, 6/15/42, Continuously Callable @100 (d)	$500	$484
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,550	1,270
		3,540
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,350	1,035
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	2,796
		3,831
Virginia (0.5%):
Alexandria IDA Revenue 5.00%, 10/1/45, Pre-refunded 10/1/25 @100	2,600	2,733
5.00%, 10/1/50, Pre-refunded 10/1/25 @100	2,400	2,523
Lewistown Commerce Center Community Development Authority Tax Allocation 6.05%, 3/1/44, Continuously Callable @103 (j)	2,654	1,752
6.05%, 3/1/44, Continuously Callable @103	1,623	1,303
Series C, 6.05%, 3/1/54, Continuously Callable @100	6,327	949
		9,260
Washington (1.2%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	9,219
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	3,560
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	4,682
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,040
Washington State Housing Finance Commission Revenue 5.00%, 1/1/43, Continuously Callable @102 (d)	3,055	2,900
Series A-1, 3.50%, 12/20/35	981	828
		22,229
West Virginia (0.1%):
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	1,926
Wisconsin (3.5%):
City of Kaukauna Electric System Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @100	7,800	7,829
Public Finance Authority Revenue 5.25%, 5/15/42, Continuously Callable @102 (d)	2,200	1,944
5.00%, 7/1/44, Continuously Callable @100	6,000	6,177
5.00%, 11/15/44, Continuously Callable @103	460	440
4.00%, 1/1/45, Continuously Callable @100	1,500	1,249
5.00%, 7/1/47, Continuously Callable @100	1,000	919
5.00%, 6/15/49, Continuously Callable @100 (d)	520	433
5.00%, 6/15/49, Continuously Callable @100	1,480	1,348
5.00%, 11/15/49, Continuously Callable @103	2,400	2,256

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/51, Continuously Callable @100	$1,500	$1,175
4.00%, 10/1/51, Continuously Callable @103	2,185	1,634
4.00%, 1/1/52, Continuously Callable @103	2,350	1,884
5.13%, 4/1/52, Continuously Callable @100	3,000	2,680
5.00%, 7/1/52, Continuously Callable @100	1,000	901
5.00%, 6/15/53, Continuously Callable @100	1,000	897
5.00%, 6/15/54, Continuously Callable @100 (d)	455	371
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,002
Series A, 4.00%, 10/1/47, Continuously Callable @100	4,740	3,794
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	8,632
Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	731
Series A, 4.00%, 7/1/56, Continuously Callable @100	2,250	1,688
Series A-1, 4.00%, 7/1/51, Continuously Callable @100 (d)	2,870	2,041
Public Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 7/1/54, Continuously Callable @100	1,285	1,308
5.00%, 7/1/58, Continuously Callable @100	1,500	1,524
Wisconsin Health & Educational Facilities Authority Revenue 4.00%, 1/1/47, Continuously Callable @103	120	92
5.00%, 7/1/49, Continuously Callable @100	1,000	977
5.00%, 3/15/50, Continuously Callable @100	1,175	1,091
4.00%, 12/1/51, Continuously Callable @100	500	360
4.00%, 1/1/57, Continuously Callable @103	3,000	2,114
Series A, 5.00%, 9/15/50, Pre-refunded 9/15/23 @100	5,000	5,084
Series B, 4.00%, 9/15/45, Continuously Callable @103	475	371
		64,946
Total Municipal Bonds (Cost $2,060,945)		1,857,934
Total Investments (Cost $2,061,937) — 99.0%		1,858,926
Other assets in excess of liabilities — 1.0%		18,899
NET ASSETS — 100.00%		$1,877,825

(a)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of September 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2022, illiquid securities were 0.1% of net assets.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $58,568 thousands and amounted to 3.1% of net assets.

(e)  Zero-coupon bond.

(f)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Tax Exempt Long-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

(g)  Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 5.95%

(h)  Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 6.05%

(i)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.

(j)  Currently the issuer is in default with respect to interest and/or principal payments.

(k)  Stepped-coupon security coupon converts from 2% to 5% on 11/15/26.

(l)  Issuer filed for bankruptcy.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

DIP — Debtor-In-Possession

GO — General Obligation

IDA — Industrial Development Authority

LOC — Letter of Credit

MUNIPSA — Municipal Swap Index

PIK — Payment in-kind

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Tax Exempt Long-Term Fund
Assets:
Investments, at value (Cost $2,061,937)	$1,858,926
Cash	120
Receivables:
Interest	24,216
Capital shares issued	130
Investments sold	3,245
From Adviser	42
Prepaid expenses	54
Total Assets	1,886,733
Liabilities:
Payables:
Distributions	889
Investments purchased	5,000
Capital shares redeemed	2,256
Accrued expenses and other payables:
Investment advisory fees	370
Administration fees	237
Custodian fees	16
Transfer agent fees	59
Compliance fees	1
Trustees' fees	3
12b-1 fees	— (a)
Other accrued expenses	77
Total Liabilities	8,908
Net Assets:
Capital	2,188,293
Total accumulated earnings/(loss)	(310,468)
Net Assets	$1,877,825
Net Assets
Fund Shares	$1,815,765
Institutional Shares	57,504
Class A	4,556
Total	$1,877,825
Shares (unlimited number of shares authorized with no par value):
Fund Shares	158,696
Institutional Shares	5,027
Class A	399
Total	164,122
Net asset value, offering and redemption price per share: (b)
Fund Shares	$11.44
Institutional Shares	11.44
Class A	11.43
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$11.69

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

24

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Long-Term Fund
Investment Income:
Interest	$38,751
Total Income	38,751
Expenses:
Investment advisory fees	2,868
Administration fees — Fund Shares	1,488
Administration fees — Institutional Shares	30
Administration fees — Class A	3
Sub-Administration fees	14
12b-1 fees — Class A	5
Custodian fees	39
Transfer agent fees — Fund Shares	293
Transfer agent fees — Institutional Shares	30
Transfer agent fees — Class A	2
Trustees' fees	26
Compliance fees	9
Legal and audit fees	39
State registration and filing fees	49
Other expenses	104
Total Expenses	4,999
Expenses waived/reimbursed by Adviser	(95)
Net Expenses	4,904
Net Investment Income (Loss)	33,847
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(12,207)
Net change in unrealized appreciation/depreciation on investment securities	(233,369)
Net realized/unrealized gains (losses) on investments	(245,576)
Change in net assets resulting from operations	$(211,729)

See notes to financial statements.

25

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Long-Term Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$33,847	$65,699
Net realized gains (losses)	(12,207)	(33,056)
Net change in unrealized appreciation/depreciation	(233,369)	(102,892)
Change in net assets resulting from operations	(211,729)	(70,249)
Distributions to Shareholders:
Fund Shares	(32,699)	(65,256)
Institutional Shares	(994)	(271)
Class A	(68)	(96)
Change in net assets resulting from distributions to shareholders	(33,761)	(65,623)
Change in net assets resulting from capital transactions	(72,755)	(86,235)
Change in net assets	(318,245)	(222,107)
Net Assets:
Beginning of period	2,196,070	2,418,177
End of period	$1,877,825	$2,196,070

(continues on next page)

See notes to financial statements.

26

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Long-Term Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$49,367	$139,630
Distributions reinvested	27,447	55,245
Cost of shares redeemed	(151,162)	(337,291)
Total Fund Shares	$(74,348)	$(142,416)
Institutional Shares
Proceeds from shares issued	$32,691	$65,362
Distributions reinvested	955	242
Cost of shares redeemed	(33,349)	(4,889)
Total Institutional Shares	$297	$60,715
Class A
Proceeds from shares issued	$1,557	$836
Distributions reinvested	62	83
Cost of shares redeemed	(323)	(5,453)
Total Class A	$1,296	$(4,534)
Change in net assets resulting from capital transactions	$(72,755)	$(86,235)
Share Transactions:
Fund Shares
Issued	4,024	10,107
Reinvested	2,254	4,019
Redeemed	(12,313)	(24,748)
Total Fund Shares	(6,035)	(10,622)
Institutional Shares
Issued	2,671	4,939
Reinvested	79	18
Redeemed	(2,718)	(366)
Total Institutional Shares	32	4,591
Class A
Issued	126	63
Reinvested	5	6
Redeemed	(26)	(393)
Total Class A	105	(324)
Change in Shares	(5,898)	(6,355)

See notes to financial statements.

27

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Long-Term Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$12.92	0.20	(h)	(1.48)	(1.28)	(0.20)	(0.20)
Year Ended March 31: 2022	$13.71	0.38	(h)	(0.79)	(0.41)	(0.38)	(0.38)
2021	$13.21	0.42	(h)	0.50	0.92	(0.42)	(0.42)
2020	$13.28	0.45	(h)	(0.07)	0.38	(0.45)	(0.45)
2019	$13.21	0.49		0.07	0.56	(0.49)	(0.49)
2018	$13.25	0.51		(0.03)	0.48	(0.52)	(0.52)
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$12.91	0.21	(h)	(1.47)	(1.26)	(0.21)	(0.21)
Year Ended March 31: 2022	$13.71	0.39	(h)	(0.81)	(0.42)	(0.38)	(0.38)
June 29, 2020 (i) through March 31, 2021	$13.40	0.31	(h)	0.32	0.63	(0.32)	(0.32)
Class A
Six Months Ended September 30, 2022 (Unaudited)	$12.90	0.19	(h)	(1.47)	(1.28)	(0.19)	(0.19)
Year Ended March 31: 2022	$13.69	0.35	(h)	(0.79)	(0.44)	(0.35)	(0.35)
2021	$13.19	0.40	(h)	0.50	0.90	(0.40)	(0.40)
2020	$13.26	0.43	(h)	(0.08)	0.35	(0.42)	(0.42)
2019	$13.19	0.46		0.08	0.54	(0.47)	(0.47)
2018	$13.23	0.48		(0.04)	0.44	(0.48)	(0.48)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, for Fund Shares and Class A, and June 29, 2020, for Institutional Shares, and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(f)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

28

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Tax Exempt Long-Term Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$11.44	(9.97)%	0.48%		3.31%	0.48%	$1,815,765	7%
Year Ended March 31: 2022	$12.92	(3.15)%	0.50%		2.73%	0.50%	$2,127,775	10%
2021	$13.71	7.00%	0.47%		3.13%	0.48%	$2,404,178	21%
2020	$13.21	2.74%	0.48%		3.36%	0.48%	$2,403,342	24%
2019	$13.28	4.39%	0.48%		3.73%	0.48%	$2,362,819	13%
2018	$13.21	3.62%	0.47%		3.83%	0.47%	$2,358,955	14%
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$11.44	(9.88)%	0.44%		3.35%	0.57%	$57,504	7%
Year Ended March 31: 2022	$12.91	(3.16)%	0.44%		2.92%	0.65%	$64,506	10%
June 29, 2020 (i) through March 31, 2021	$13.71	4.71%	0.44%		3.03%	0.98%	$5,533	21%
Class A
Six Months Ended September 30, 2022 (Unaudited)	$11.43	(10.00)%	0.68%		3.12%	1.21%	$4,556	7%
Year Ended March 31: 2022	$12.90	(3.33)%	0.69%		2.56%	1.11%	$3,789	10%
2021	$13.69	6.80%	0.67%		2.94%	1.08%	$8,466	21%
2020	$13.19	2.53%	0.70%		3.15%	1.01%	$7,680	24%
2019	$13.26	4.16%	0.70%		3.51%	0.94%	$7,745	13%
2018	$13.19	3.36%	0.74	%(j)	3.57%	0.92%	$8,577	14%

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Commencement of operations.

(j)  Prior to August 1, 2017, USAA Asset Management Company (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of Class A to 0.80% of Class A average daily net assets.
See notes to financial statements.

29

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Long-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$—	$992	$992
Municipal Bonds	—	1,857,934	—	1,857,934
Total	$—	$1,857,934	$992	$1,858,926

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is the security's last sale price on an exchange. For the six months ended September 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$52,800	$31,000	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$134,761	$191,292

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper General & Insured Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2022, to September 30, 2022, performance adjustments were $2, less than $(1), and less than $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were less than 0.01%, less than (0.01)%, and (0.02)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended September 30, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes,

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2022, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, and 0.70% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$10	$62	$35	$95	$202

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2022.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$15,382	$81,767	$97,149

37

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22- 9/30/22*	Hypothetical Expenses Paid During Period 4/1/22- 9/30/22*	Annualized Expense Ratio During Period 4/1/22- 9/30/22
Fund Shares	$1,000.00	$900.30	$1,022.66	$2.29	$2.43	0.48%
Institutional Shares	1,000.00	901.20	1,022.86	2.10	2.23	0.44%
Class A	1,000.00	900.00	1,021.66	3.24	3.45	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

38

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

39596-1122

September 30, 2022

Semi Annual Report

USAA Tax Exempt Intermediate-Term Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	44
Notes to Financial Statements	46
Supplemental Information	54
Proxy Voting and Portfolio Holdings Information	54
Expense Examples	54
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides investors with interest income that is exempt from federal income tax.

Top 10 Industries:

September 30, 2022

(% of Net Assets)

General	21.4%
Medical	19.0%
Transportation	11.7%
General Obligation	7.4%
Higher Education	6.9%
Nursing Homes	5.5%
School District	4.4%
Education	4.3%
Airport	3.7%
Development	3.4%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.0%) (a)
Health Care (0.0%):
Christian Care Centers, Inc., DIP Loan, 12.00%, 11/30/22 (b) (c)	$1,235	$1,235
Total Corporate Bonds (Cost $1,225)		1,235
Municipal Bonds (99.4%)
Alabama (0.9%):
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	8,079
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/28	7,000	7,075
Series A, 5.00%, 9/1/34	15,000	15,081
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 12/1/51, (Put Date 12/1/31) (d)	2,000	1,851
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	1,778
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	2,248
		36,112
Arizona (1.0%):
Arizona IDA Revenue, 4.00%, 12/15/41, Continuously Callable @100 (e)	955	794
City of Phoenix Civic Improvement Corp. Revenue (INS — National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,391
5.50%, 7/1/25	2,115	2,235
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100 (e)	2,000	1,889
4.00%, 7/1/41, Continuously Callable @100 (e)	1,250	1,037
Series C, 3.02% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (d) (f)	2,280	2,265
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102	2,690	2,141
The City of Phoenix IDA Revenue
3.75%, 7/1/24	2,350	2,329
5.00%, 7/1/34, Continuously Callable @100	11,100	10,885
5.00%, 7/1/36, Continuously Callable @100	1,675	1,617
5.00%, 10/1/36, Continuously Callable @100	4,250	4,328
The County of Pima IDA Revenue, 4.00%, 6/15/41, Continuously Callable @100 (e)	3,500	2,862
The Pima County IDA Revenue
4.00%, 4/1/40, Continuously Callable @100	1,350	1,206
4.00%, 4/1/41, Continuously Callable @100	1,690	1,491
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	895
		39,365
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	1,000	1,006
5.00%, 9/1/38, Continuously Callable @100	1,000	1,004
5.00%, 9/1/39, Continuously Callable @100	1,000	1,003
5.00%, 9/1/40, Continuously Callable @100	1,045	1,046

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
University of Arkansas — Pulaski Technical College Revenue (INS — Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	$4,290	$4,464
		8,523
California (3.7%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Pre-refunded 5/1/24 @ 100	500	514
Series A, 5.00%, 5/1/29, Pre-refunded 5/1/24 @ 100	500	515
Series A, 5.00%, 5/1/30, Pre-refunded 5/1/24 @ 100	1,000	1,029
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100 (e)	450	458
5.00%, 8/1/31, Pre-refunded 8/1/25 @ 100 (e)	50	52
5.00%, 8/1/36, Continuously Callable @100 (e)	1,450	1,461
5.00%, 8/1/36, Pre-refunded 8/1/25 @ 100 (e)	150	158
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,260
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,376
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	11,869
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,010
California State University Revenue
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	165	171
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	10,522
California Statewide Communities Development Authority Revenue
5.00%, 5/15/32, Continuously Callable @100	1,250	1,268
5.00%, 5/15/33, Continuously Callable @100	2,000	2,024
5.00%, 5/15/34, Continuously Callable @100	1,250	1,262
5.00%, 5/15/35, Continuously Callable @100	2,000	2,014
Cerritos Community College District, GO
Series D, 8/1/25 (g)	1,510	1,374
Series D, 8/1/27 (g)	1,000	844
Series D, 8/1/28 (g)	1,000	813
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,578
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	1,764
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	1,851
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	2,731
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,169
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,014
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	565	540
City of Tulare Sewer Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,675
5.00%, 11/15/33, Continuously Callable @100	1,570	1,635
5.00%, 11/15/34, Continuously Callable @100	3,655	3,791
5.00%, 11/15/35, Continuously Callable @100	2,340	2,418
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,311
El Camino Community College District, GO
Series C, 8/1/26 (g)	6,810	5,956
Series C, 8/1/27 (g)	7,665	6,447
Series C, 8/1/28 (g)	5,500	4,457

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Revenue (INS — Assured Guaranty Municipal Corp.), 1/15/35 (g)	$5,500	$3,136
Fresno Joint Powers Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,063
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,052
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	440
Golden State Tobacco Securitization Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 6/1/25 (g)	46,605	42,628
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	3,684
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	2,781
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,715
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,044
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,298
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	816
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,052
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,052
		147,092
Colorado (2.5%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22 (g)	5,000	4,975
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	2,781
5.00%, 12/1/28, Continuously Callable @100	1,000	1,005
5.00%, 12/1/29, Continuously Callable @100	1,500	1,506
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,410
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,087
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,577
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	4,760
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	6,663
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	3,532
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,137
5.00%, 12/1/35, Continuously Callable @100	4,000	3,930
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	4,274
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	870
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,096
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	3,060
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	1,624
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (e)	7,355	7,395
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,091
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,080
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	858
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,283
5.00%, 12/1/34, Continuously Callable @100	1,000	1,021
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/23 @ 100	7,585	7,681

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	$14,175	$14,353
Series A, 5.00%, 6/1/31, Pre-refunded 6/1/23 @ 100	15,005	15,194
		99,243
Connecticut (4.3%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	335	363
Series B, 5.00%, 8/15/27	4,485	4,767
Series B, 5.00%, 8/15/27	180	195
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,073
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,098
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,312
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	1,946
City of New Haven, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,047
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,042
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,038
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,395
City of West Haven, GO
4.00%, 9/15/36, Continuously Callable @100	1,500	1,378
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	412
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	358
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,004
5.00%, 7/1/34, Continuously Callable @100	725	740
5.00%, 7/1/35, Continuously Callable @100	1,170	1,190
5.00%, 7/1/36, Continuously Callable @100	1,125	1,142
5.00%, 7/1/37, Continuously Callable @100	1,275	1,290
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,045
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	6,011
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	1,790
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	1,774
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	10,128
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (e)	10,000	10,126
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	807
5.00%, 7/15/34, Continuously Callable @100	1,000	1,068
5.00%, 7/15/35, Continuously Callable @100	750	797
5.00%, 7/15/36, Continuously Callable @100	1,000	1,057
4.00%, 7/15/37, Continuously Callable @100	1,000	964
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	21,181
5.00%, 1/1/35, Continuously Callable @100	20,000	21,065
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	6,282
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,176
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	5,323
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	5,904
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	5,270

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 4/15/37, Continuously Callable @100	$1,825	$1,735
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,171
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	2,782
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	2,638
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,112
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,094
Town of Hamden, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,261
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	7,193
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	6,837
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	11,701
		169,082
District of Columbia (0.2%):
District of Columbia Revenue
5.00%, 7/1/23	105	107
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,307
5.00%, 7/1/39, Continuously Callable @100	800	762
4.00%, 7/1/39, Continuously Callable @100	1,000	913
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	919
4.00%, 10/1/36, Continuously Callable @100	1,250	1,139
4.00%, 10/1/38, Continuously Callable @100	1,000	894
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100	1,250	1,172
Series A, 4.00%, 10/1/39, Continuously Callable @100	500	466
Series A, 4.00%, 10/1/40, Continuously Callable @100	750	686
		8,365
Florida (6.4%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable @103	700	585
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,441
4.00%, 10/1/36, Continuously Callable @100	1,400	1,342
4.00%, 10/1/37, Continuously Callable @100	3,000	2,844
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,500
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	2,797
4.00%, 9/1/40, Continuously Callable @103	2,500	2,106
Series A, 4.00%, 9/1/36, Continuously Callable @103	1,050	914
Series A, 4.00%, 9/1/41, Continuously Callable @103	1,215	1,008
Series B-1, 2.00%, 1/1/29	3,300	2,826
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,182
4.00%, 7/1/32, Continuously Callable @100	2,000	1,979
4.00%, 7/1/33, Continuously Callable @100	2,785	2,725
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,007

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Tampa Revenue
Series B, 4.00%, 7/1/38, Continuously Callable @100	$350	$311
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	619
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80 (g)	700	340
Series A, 9/1/37, Continuously Callable @77 (g)	700	325
Series A, 9/1/38, Continuously Callable @74 (g)	850	365
Series A, 9/1/39, Continuously Callable @71 (g)	700	282
Series A, 9/1/40, Continuously Callable @67 (g)	850	321
Cityplace Community Development District Special Assessment (INS — Assured Guaranty Municipal Corp.)
5/1/33 (h)	3,470	3,099
5/1/38, Continuously Callable @100 (i)	7,900	6,836
County of Broward FL Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100	8,535	7,949
4.00%, 9/1/40, Continuously Callable @100	14,740	13,617
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,098
County of Lee Revenue
5.00%, 10/1/23	2,500	2,545
5.00%, 10/1/24	2,700	2,794
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	4,468
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	4,687
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	4,896
County of Miami-Dade Florida Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously Callable @100	1,500	1,363
County of St Lucie Sales Tax Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Pre-refunded 10/1/23 @ 100	7,370	7,491
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,419
5.00%, 8/15/34, Continuously Callable @100	1,240	1,252
5.00%, 8/15/40, Continuously Callable @100	2,900	2,907
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100	5,260	4,509
Series A, 5.00%, 6/15/35, Continuously Callable @100	1,000	1,005
Series A, 5.00%, 6/15/40, Continuously Callable @100	1,650	1,648
Series A, 5.00%, 6/15/42, Continuously Callable @100	2,250	2,236
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,258
5.00%, 10/1/36, Continuously Callable @100	1,000	1,004
4.00%, 10/1/37, Continuously Callable @100	1,000	865
4.00%, 10/1/38, Continuously Callable @100	750	640
5.00%, 3/1/39, Continuously Callable @100	7,055	6,618
4.00%, 10/1/39, Continuously Callable @100	800	678
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	2,325	2,423
5.00%, 6/1/36, Continuously Callable @100	2,750	2,776
Lake County School Board Certificate of Participation (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/24 @ 100	1,250	1,284
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/24 @ 100	2,225	2,285

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Lee County IDA Revenue
5.00%, 10/1/28, Pre-refunded 10/1/22 @ 100	$7,245	$7,245
5.00%, 11/15/39, Continuously Callable @103	1,500	1,454
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	3,840
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	4,579
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Pre-refunded 11/15/22 @ 100	6,560	6,573
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,009
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,007
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,022
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,646
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,282
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,040
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,035
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,025
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,044
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,043
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Pre-refunded 8/1/23 @ 100	4,750	4,816
5.00%, 8/1/28, Pre-refunded 8/1/23 @ 100	4,950	5,019
5.00%, 8/1/29, Pre-refunded 8/1/23 @ 100	5,250	5,323
5.00%, 8/1/30, Pre-refunded 8/1/23 @ 100	3,500	3,548
5.00%, 8/1/31, Pre-refunded 8/1/23 @ 100	5,780	5,860
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,055
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	3,055	3,090
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously Callable @100	3,695	3,135
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,600
5.00%, 11/1/39, Continuously Callable @100	1,150	1,096
5.00%, 11/1/42, Continuously Callable @100	850	810
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	211
Pinellas County Educational Facilities Authority Revenue
4.00%, 10/1/22	1,080	1,080
4.00%, 10/1/23, Continuously Callable @100	1,415	1,415
5.00%, 10/1/27, Continuously Callable @100	1,895	1,895
Pinellas County IDA Revenue, 5.00%, 7/1/29	900	914
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,081
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,080
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (e)	3,195	3,230
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,069
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,517

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	$1,000	$1,037
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,036
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,553
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,610
		250,393
Georgia (1.7%):
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (d)	4,975	4,435
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable @100	1,000	875
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	1,633
4.00%, 8/1/37, Continuously Callable @100	1,500	1,314
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/36	2,000	2,002
Series A, 5.00%, 5/15/37	1,500	1,494
Series A, 5.00%, 5/15/38	2,500	2,478
Series B, 5.00%, 12/1/52, (Put Date 6/1/29) (d)	12,000	12,156
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (d)	15,000	15,027
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (d)	12,750	12,092
Private Colleges & Universities Authority Revenue, Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,000
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,201
The Burke County Development Authority Revenue
2.20%, 10/1/32, Continuously Callable @100	1,850	1,489
Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (d)	6,500	6,156
		65,352
Guam (0.6%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,007
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,038
5.00%, 7/1/36, Continuously Callable @100	1,250	1,271
5.00%, 7/1/36, Continuously Callable @100	1,000	1,021
Series A, 5.00%, 7/1/23	750	756
Series A, 5.00%, 7/1/24	600	610
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	763
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,017
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,013
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,012
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	702
Series A, 5.00%, 10/1/34, Continuously Callable @100	3,500	3,585
Series A, 5.00%, 10/1/35, Continuously Callable @100	2,000	2,034
Guam Power Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,000
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,000
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,024

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	$1,500	$1,492
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	1,983
		24,328
Idaho (0.4%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	6,010
5.00%, 3/1/36, Continuously Callable @100	4,085	4,211
5.00%, 3/1/37, Continuously Callable @100	3,000	3,081
Idaho Housing & Finance Association Revenue, Series A, 4.00%, 7/15/38, Continuously Callable @100	3,000	2,746
		16,048
Illinois (17.0%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	988
4.00%, 6/1/35, Continuously Callable @100	1,290	1,262
4.00%, 6/1/36, Continuously Callable @100	1,575	1,524
Chicago Board of Education, GO
5.00%, 12/1/39, Continuously Callable @100	1,700	1,671
Series A, 12/1/25 (g)	1,600	1,396
Series A, 12/1/26 (g)	3,700	3,080
Series A, 5.00%, 12/1/36, Continuously Callable @100	2,750	2,699
Series A, 5.00%, 12/1/43, Continuously Callable @100	7,965	7,594
Series B, 4.00%, 12/1/40, Continuously Callable @100	21,900	18,416
Series B, 4.00%, 12/1/41, Continuously Callable @100	8,710	7,243
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	6,550
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	11,973
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,273
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,078
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,112
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,642
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,388
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	2,859
Chicago O'Hare International Airport, Series A, 4.00%, 1/1/36, Continuously Callable @100	2,000	1,878
Chicago O'Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	11,823
5.00%, 1/1/34, Continuously Callable @100	5,675	5,813
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	915
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	13,538
Chicago O'Hare International Airport Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,628
5.00%, 1/1/29, Continuously Callable @100	1,500	1,503
5.13%, 1/1/30, Continuously Callable @100	2,150	2,156
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,120
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,174

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	$2,000	$2,044
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	1,556
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,527
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,144
City of Chicago Special Assessment
3.04%, 12/1/28 (e)	270	238
3.20%, 12/1/29 (e)	325	284
3.29%, 12/1/30 (e)	350	302
3.38%, 12/1/31 (e)	375	319
3.45%, 12/1/32 (e)	300	252
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,008
5.00%, 1/1/32, Continuously Callable @100	1,000	1,008
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	8,245
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,597
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,020
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,273
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,549
5.00%, 11/1/29, Continuously Callable @100	725	748
5.00%, 11/1/30, Continuously Callable @100	2,000	2,062
5.00%, 11/1/31, Continuously Callable @100	2,000	2,033
5.00%, 11/1/33, Continuously Callable @100	2,000	2,023
5.00%, 11/1/36, Continuously Callable @100	2,665	2,710
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,032
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,029
City of Chicago Waterworks Revenue (INS — Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,241
5.25%, 11/1/35, Continuously Callable @100	1,635	1,734
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,289
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,608
City of Chicago, GO (INS — National Public Finance Guarantee Corp.), 1/1/23 (g)	30,000	29,672
City of Galesburg IL Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100	1,125	1,029
Series A, 4.00%, 10/1/41, Continuously Callable @100	1,475	1,272
City of Springfield Electric Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,093
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	8,899
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	3,592
5.00%, 11/15/35, Continuously Callable @100	7,000	7,242
5.00%, 11/15/36, Continuously Callable @100	5,000	5,157
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,066
5.00%, 11/15/35, Continuously Callable @100	2,000	2,056
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,607
Illinois Educational Facilities Authority Revenue
4.45%, 11/1/36, Continuously Callable @102	4,500	4,452
3.90%, 11/1/36, Continuously Callable @102	2,220	2,044
4.00%, 11/1/36, Continuously Callable @102	9,750	9,094

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue
2/15/27 (c) (k)	$7,650	$4,117
5.40%, 4/1/27, Continuously Callable @100	1,435	1,413
4.00%, 5/15/27	3,065	3,014
5.50%, 7/1/28, Continuously Callable @100	8,250	8,388
3.90%, 3/1/30, Continuously Callable @100	20,000	20,024
5.00%, 5/15/30, Continuously Callable @100	1,000	976
5.00%, 5/15/31, Continuously Callable @100	1,875	1,756
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,590
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,224
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,060
5.00%, 12/1/34, Continuously Callable @100	3,500	3,554
5.00%, 5/15/35, Continuously Callable @100	1,100	1,035
5.00%, 8/15/35, Continuously Callable @100	4,000	4,038
5.00%, 10/1/35, Continuously Callable @100	600	647
4.00%, 12/1/35, Continuously Callable @100	5,000	4,560
5.00%, 5/15/36, Continuously Callable @100	1,400	1,266
4.00%, 12/1/36, Continuously Callable @100	3,000	2,691
5.00%, 2/15/37, Continuously Callable @100	1,000	918
5.00%, 10/1/37, Continuously Callable @100	700	749
2.45%, 10/1/39, (Put Date 10/1/29) (d)	14,000	12,443
5.00%, 10/1/39, Continuously Callable @100	700	746
4.00%, 10/1/40, Continuously Callable @100	1,000	845
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,002
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	995
Series A, 5.00%, 9/1/34, Pre-refunded 9/1/24 @ 100	3,385	3,491
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	982
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	3,742
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,029
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,850	1,579
Series A, 4.00%, 8/1/40, Continuously Callable @100	3,780	3,207
Series A, 4.00%, 8/1/41, Continuously Callable @100	1,935	1,632
Series A, 4.00%, 8/1/43, Continuously Callable @100	2,105	1,733
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	16,620
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	14,325
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100	1,025	1,025
Illinois Sports Facilities Authority Revenue (INS — Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100	3,000	3,071
5.25%, 6/15/31, Continuously Callable @100	5,000	5,118
5.25%, 6/15/32, Continuously Callable @100	5,000	5,118
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,217
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,072
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	5,749
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	7,145
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	2,850
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,070

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	$5,000	$5,164
5.00%, 2/1/36, Continuously Callable @100	6,000	6,170
Madison County Community Unit School District No. 7 Edwardsville, GO (INS — Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,257
5.00%, 12/1/29, Continuously Callable @100	1,250	1,296
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,050
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,096
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	782
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100	2,000	1,865
4.00%, 12/15/42, Continuously Callable @100	8,000	6,436
Metropolitan Pier & Exposition Authority Revenue (INS — Assured Guaranty Municipal Corp.), 6/15/26 (g)	5,000	4,294
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	1,750
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,017
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	3,785
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	4,590
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,235
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100	1,300	1,119
Series B, 4.00%, 4/1/35, Continuously Callable @100	1,200	1,098
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	22,769
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	11,300
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	5,060	4,486
Series A, 4.00%, 1/1/39, Continuously Callable @100	1,750	1,541
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	1,040	1,063
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,467
Sangamon County School District No. 186 Springfield, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,302
Sangamon County School District No. 186 Springfield, GO (INS — Build America Mutual Assurance Co.)
Series B, 5.00%, 2/1/24	2,660	2,715
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	5,885
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,083
Series A, 5.00%, 11/1/25	11,000	11,256
Series B, 5.00%, 10/1/28	3,000	3,074
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	10,092
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	6,854
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	5,917

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State of Illinois, GO (INS — Assured Guaranty Municipal Corp.)
4.00%, 2/1/30, Continuously Callable @100	$7,000	$6,832
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,048
State of Illinois, GO (INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25	10,000	10,251
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	12,286
Village of Bolingbrook, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	1,864
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,595
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,547
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,486
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,526
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,549
Village of Gilberts Special Tax (INS — Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,221	5,356
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,092
Series A, 5.00%, 12/1/26	2,110	2,216
Volo Village Special Service Area No. 3 & 6 Special Tax (INS — Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,992	3,122
4.00%, 3/1/36, Continuously Callable @100	1,250	1,222
Will County Community High School District No. 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	622
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS — Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	1,913
5.00%, 12/1/29, Continuously Callable @100	1,925	2,006
5.00%, 12/1/30, Continuously Callable @100	2,025	2,109
5.00%, 12/1/34, Continuously Callable @100	6,000	6,190
		665,912
Indiana (2.2%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	5,646
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,228
5.00%, 7/15/34, Continuously Callable @100	1,000	1,049
5.00%, 7/15/35, Continuously Callable @100	1,250	1,305
5.00%, 7/15/38, Continuously Callable @100	3,000	3,096
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (g)	740	534
7/15/30, Continuously Callable @96 (g)	750	528
7/15/31, Continuously Callable @93 (g)	1,490	998
7/15/32, Continuously Callable @91 (g)	1,400	890
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	5,959
1.40%, 8/1/29, Continuously Callable @100	7,000	5,821
5.00%, 9/1/30, Continuously Callable @100	1,250	1,303
5.00%, 9/1/31, Continuously Callable @100	1,500	1,560
5.00%, 11/15/33, Continuously Callable @103	2,000	2,001

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/35, Continuously Callable @100	$1,210	$1,036
4.00%, 4/1/36, Continuously Callable @100	1,255	1,061
4.00%, 7/1/36, Continuously Callable @100	3,660	3,298
4.00%, 4/1/37, Continuously Callable @100	1,310	1,094
4.00%, 4/1/38, Continuously Callable @100	2,045	1,692
4.00%, 7/1/38, Continuously Callable @100	4,030	3,544
5.00%, 11/15/38, Continuously Callable @103	3,000	2,923
4.00%, 4/1/39, Continuously Callable @100	1,625	1,334
4.00%, 7/1/39, Continuously Callable @100	3,605	3,142
4.00%, 4/1/40, Continuously Callable @100	2,215	1,804
4.00%, 4/1/41, Continuously Callable @100	2,305	1,861
4.00%, 4/1/42, Continuously Callable @100	2,400	1,920
4.00%, 11/15/43, Continuously Callable @100	1,505	1,175
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	1,470	1,484
Series A, 5.00%, 5/1/27, Pre-refunded 5/1/23 @ 100	1,200	1,211
Series A, 5.00%, 7/1/40, Continuously Callable @100	6,240	6,327
Series A, 4.00%, 11/15/41, Continuously Callable @103	8,400	6,698
Series A, 5.00%, 7/1/42, Continuously Callable @100	7,240	7,297
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	6,557
		87,376
Iowa (0.6%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,000
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,108
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	14,059
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable @100	1,500	1,388
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100	270	241
Series A-2, 4.00%, 6/1/39, Continuously Callable @100	300	265
Series A-2, 4.00%, 6/1/40, Continuously Callable @100	200	174
		23,235
Kansas (0.8%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103	1,640	1,386
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	125	120
4.63%, 9/1/33, Continuously Callable @100	10,000	9,351
Wyandotte County-Kansas City Unified Government Tax Allocation
5.25%, 9/1/35, Continuously Callable @103 (e)	15,000	13,406
5.75%, 3/1/41, Continuously Callable @103 (e)	10,000	9,126
		33,389
Kentucky (3.9%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	425
4.00%, 2/1/36, Continuously Callable @100	2,410	2,159
4.00%, 2/1/37, Continuously Callable @100	1,115	979
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	14,142

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	$5,530	$5,418
5.00%, 5/15/31, Continuously Callable @100	7,205	6,646
5.00%, 5/15/36, Continuously Callable @100	2,500	2,207
Series B, 10/1/24 (g)	6,130	5,686
Series B-3, 3.85% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (d) (f)	20,000	19,820
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) (d)	7,000	6,835
Kentucky Public Energy Authority Revenue
Series A-1, 4.00%, 8/1/52, (Put Date 8/1/30) (d)	13,000	12,401
Series A-2, 3.24% (SOFR+120bps), 8/1/52, (Put Date 8/1/30) (d) (f)	7,500	6,664
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (d)	14,285	14,195
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (d)	20,000	19,780
Series C-3, 3.50% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (d) (f)	20,000	19,539
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,049
5.00%, 5/1/36, Continuously Callable @100	1,000	1,045
5.00%, 5/1/37, Continuously Callable @100	3,000	3,127
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,086
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,341
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	544
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	715
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	707
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	468
Louisville/Jefferson County Metropolitan Government Revenue, 1.75%, 2/1/35, (Put Date 7/1/26) (d)	5,000	4,673
		153,651
Louisiana (3.0%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	700	732
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	1,150	1,202
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	1,500	1,567
City of New Orleans Water System Revenue
5.00%, 12/1/33, Pre-refunded 12/1/25 @ 100	1,500	1,579
5.00%, 12/1/35, Pre-refunded 12/1/25 @ 100	1,500	1,579
City of Shreveport Water & Sewer Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,565
5.00%, 12/1/34, Continuously Callable @100	1,500	1,542
5.00%, 12/1/35, Continuously Callable @100	1,510	1,547
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,088
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,163
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.)
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	5,498
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,276
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	16,706
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana Public Facilities Authority Revenue
4.00%, 12/15/32, Continuously Callable @100	$2,430	$2,427
4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100	305	314
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	58
5.00%, 7/1/33, Continuously Callable @100	8,940	9,093
5.00%, 5/15/34, Continuously Callable @100	2,975	3,048
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	26
5.00%, 5/15/34, Continuously Callable @100	2,225	2,270
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	89
5.00%, 7/1/34, Continuously Callable @100	13,465	13,655
5.00%, 5/15/35, Continuously Callable @100	2,000	2,037
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	36
4.00%, 5/15/35, Continuously Callable @100	3,465	3,197
4.00%, 5/15/36, Continuously Callable @100	1,485	1,345
5.00%, 5/15/36, Continuously Callable @100	1,560	1,581
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	15
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	2,962
Louisiana Public Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Pre-refunded 6/1/25 @ 100	2,000	2,090
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	988
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	977
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	964
New Orleans Aviation Board Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	1,898
5.00%, 1/1/36, Continuously Callable @100	1,250	1,287
5.00%, 1/1/37, Continuously Callable @100	1,500	1,543
5.00%, 10/1/37, Continuously Callable @100	2,000	2,066
5.00%, 1/1/38, Continuously Callable @100	1,300	1,335
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26) (d)	6,750	6,284
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100	2,375	2,054
4.00%, 2/1/39, Continuously Callable @100	2,330	1,994
4.00%, 2/1/41, Continuously Callable @100	1,500	1,258
4.00%, 2/1/42, Continuously Callable @100	1,500	1,244
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/23	5,000	5,036
		115,215
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Pre-refunded 7/1/23 @ 100	1,635	1,656
5.00%, 7/1/26, Pre-refunded 7/1/23 @ 100	1,000	1,013
5.00%, 7/1/27, Pre-refunded 7/1/23 @ 100	1,000	1,013
		3,682
Maryland (1.3%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,021
5.00%, 1/1/36, Continuously Callable @104	1,000	994

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously Callable @100	$3,000	$2,580
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,320
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,053
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,049
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,072
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,490
5.50%, 1/1/30, Continuously Callable @100	1,750	1,838
5.50%, 1/1/31, Continuously Callable @100	1,585	1,662
5.00%, 7/1/31, Continuously Callable @100	3,190	3,306
5.00%, 7/1/32, Continuously Callable @100	6,505	6,705
5.00%, 7/1/33, Continuously Callable @100	1,000	1,012
5.00%, 7/1/33, Continuously Callable @100	3,600	3,691
5.00%, 7/1/34, Continuously Callable @100	2,500	2,549
5.00%, 7/1/34, Continuously Callable @100	2,200	2,226
5.50%, 1/1/36, Continuously Callable @100	5,000	5,192
4.00%, 1/1/38, Continuously Callable @100	865	794
4.00%, 7/1/38, Continuously Callable @100	1,500	1,325
4.00%, 7/1/39, Continuously Callable @100	1,585	1,385
4.00%, 7/1/40, Continuously Callable @100	1,645	1,423
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,014
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,011
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,321
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,006
		51,039
Massachusetts (1.7%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/30, Continuously Callable @100	2,000	2,036
5.00%, 7/1/31, Continuously Callable @100	1,675	1,703
5.00%, 7/1/32, Continuously Callable @100	1,250	1,292
4.00%, 10/1/32, Continuously Callable @105 (e)	3,600	3,553
5.00%, 4/15/33, Continuously Callable @100	2,155	2,155
5.00%, 7/1/33, Continuously Callable @100	1,250	1,287
5.00%, 7/1/34, Continuously Callable @100	1,000	1,025
5.00%, 7/1/36, Continuously Callable @100	1,000	1,018
5.00%, 7/1/36, Continuously Callable @100	2,000	2,006
5.00%, 7/1/36, Continuously Callable @100	895	917
5.00%, 7/1/37, Continuously Callable @100	800	810
5.00%, 7/1/37, Continuously Callable @100	1,215	1,240
5.00%, 10/1/37, Continuously Callable @105 (e)	1,000	1,040
5.00%, 7/1/38, Continuously Callable @100	335	341
5.00%, 7/1/38, Continuously Callable @100	600	606
4.00%, 9/1/41, Continuously Callable @100	1,010	872
5.00%, 10/1/42, Continuously Callable @100	3,500	3,630

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
3.05% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26) (d) (e) (f)	$2,500	$2,480
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	465
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	664
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	550
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	716
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	750
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,017
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,005
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	988
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,209
Series B, 4.00%, 6/1/35, Continuously Callable @100	2,300	2,124
Series B, 4.00%, 6/1/41, Continuously Callable @100	2,750	2,358
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,515
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,006
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	5,485
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	4,483
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	5,344
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	5,040
		64,840
Michigan (1.6%):
Detroit Downtown Development Authority Tax Allocation (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,005
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,009
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,328
4.00%, 7/1/33, Continuously Callable @100	2,620	2,393
4.00%, 7/1/34, Continuously Callable @100	2,730	2,468
4.00%, 7/1/35, Continuously Callable @100	1,635	1,463
4.00%, 7/1/38, Continuously Callable @100	1,855	1,604
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	13,444
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	2,893
5.00%, 5/1/33, Continuously Callable @100	2,875	2,988
5.00%, 5/1/34, Continuously Callable @100	2,965	3,068
5.00%, 5/1/35, Continuously Callable @100	3,065	3,160
5.00%, 5/1/36, Continuously Callable @100	2,770	2,849
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,061
5.00%, 11/1/35, Continuously Callable @100	1,000	1,056
4.00%, 11/15/35, Continuously Callable @100	6,000	5,396
5.00%, 11/1/36, Continuously Callable @100	1,000	1,052
4.00%, 11/15/36, Continuously Callable @100	1,000	889
5.00%, 11/1/37, Continuously Callable @100	1,250	1,309
4.00%, 12/1/41, Continuously Callable @100	2,375	2,055

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Michigan Finance Authority Revenue (NBGA — Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	$2,000	$2,052
Series A, 5.00%, 5/1/25	1,700	1,770
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,053
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103	2,870	2,372
		63,737
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	5,084
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	1,842
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,342
		8,268
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	5,658
Mississippi Development Bank Revenue
Series A, 5.00%, 4/1/28, Continuously Callable @100	390	393
Series A, 5.00%, 4/1/28, Pre-refunded 4/1/23 @ 100	920	929
Mississippi Development Bank Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	5,860	5,867
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,059
4.00%, 1/1/37, Continuously Callable @100	2,260	2,053
4.00%, 1/1/39, Continuously Callable @100	1,850	1,649
4.00%, 1/1/40, Continuously Callable @100	2,675	2,372
		20,980
Missouri (1.3%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	503
5.00%, 3/1/36, Continuously Callable @100	750	750
4.00%, 3/1/41, Continuously Callable @100	750	619
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,075	2,144
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,014
5.00%, 5/1/30, Continuously Callable @100	2,310	2,334
5.00%, 5/15/32, Continuously Callable @103	1,555	1,460
5.25%, 5/1/33, Continuously Callable @100	2,350	2,378
5.00%, 2/1/34, Continuously Callable @104	2,000	2,003
5.00%, 5/15/36, Continuously Callable @103	4,565	4,194
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,011
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,260
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	22,360

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
St. Louis County IDA Revenue
5.00%, 9/1/23	$305	$305
5.50%, 9/1/33, Continuously Callable @100	2,750	2,712
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,865	1,922
		49,969
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	8,500	8,141
Nebraska (0.8%):
Central Plains Energy Project Revenue
5.00%, 5/1/53, (Put Date 10/1/29) (d)	17,000	16,990
Series A, 5.00%, 9/1/36	3,550	3,506
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,289
5.00%, 11/1/30, Continuously Callable @100	1,600	1,641
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	748
4.00%, 1/1/36, Continuously Callable @102	1,240	1,152
4.00%, 1/1/37, Continuously Callable @102	1,000	918
4.00%, 1/1/38, Continuously Callable @102	1,295	1,176
4.00%, 1/1/39, Continuously Callable @102	1,800	1,620
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,453
		31,493
Nevada (1.8%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	637
5.00%, 9/1/31, Continuously Callable @100	1,000	1,025
5.00%, 9/1/33, Continuously Callable @100	1,000	1,017
5.00%, 9/1/37, Continuously Callable @100	1,950	1,958
City of North Las Vegas, GO (INS — Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	1,808
4.00%, 6/1/37, Continuously Callable @100	7,345	6,930
4.00%, 6/1/38, Continuously Callable @100	6,135	5,734
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (e)	475	459
Series A, 2.75%, 6/15/28 (e)	1,500	1,328
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	3,854
5.00%, 7/1/27	2,220	2,363
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	20,975
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	11,101
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	1,967
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	4,415
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	4,838
		70,409

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable @103	$5,100	$4,130
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	2,943
5.00%, 8/1/35, Continuously Callable @100	2,700	2,747
5.00%, 8/1/36, Continuously Callable @100	2,000	2,028
5.00%, 8/1/37, Continuously Callable @100	1,500	1,517
		13,365
New Jersey (6.8%):
Casino Reinvestment Development Authority Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	1,000	1,025
5.00%, 11/1/30, Continuously Callable @100	1,000	1,025
City of Atlantic City, GO (INS — Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	1,753
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,298
City of Atlantic City, GO (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	665
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	779
City of Bayonne, GO (INS — Build America Mutual Assurance Co.)
5.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	1,135	1,204
5.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	1,000	1,060
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100	550	476
New Brunswick Parking Authority Revenue (INS — Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,524
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,086
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	410
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	600	615
New Jersey Economic Development Authority Revenue
5.00%, 3/1/25, Continuously Callable @100	18,410	18,490
4.00% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100 (f)	10,000	10,188
4.05% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (f)	10,000	9,829
5.00%, 11/1/36, Continuously Callable @100	2,000	2,016
4.00%, 11/1/38, Continuously Callable @100	1,500	1,326
4.00%, 11/1/39, Continuously Callable @100	2,000	1,751
Series A, 5.00%, 6/15/25	5,125	5,260
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	611
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	920
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	16,581
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	16,380
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	9,141
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	10,257
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,029
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,196

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.50%, 9/1/30, Continuously Callable @100	$3,000	$3,142
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	4,789
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	8,379
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	144
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	359
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	246
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	503
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	282
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	909
New Jersey Educational Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,132
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	3,483
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,724
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,030
5.00%, 10/1/34, Continuously Callable @100	2,000	2,022
5.00%, 10/1/35, Continuously Callable @100	2,620	2,641
New Jersey Health Care Facilities Financing Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,045
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,523
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,118
5.00%, 6/15/31, Continuously Callable @100	3,000	3,080
Series A, 12/15/25 (g)	20,000	17,586
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,032
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,059
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,031
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,039
Series AA, 4.00%, 6/15/36, Continuously Callable @100	2,500	2,253
Series AA, 4.00%, 6/15/37, Continuously Callable @100	2,250	2,028
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	2,583
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	10,135
New Jersey Transportation Trust Fund Authority Revenue (INS — AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,014
New Jersey Transportation Trust Fund Authority Revenue, 12/15/38 (g)	11,405	4,820
New Jersey Turnpike Authority Revenue Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	10,223
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	7,975
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	4,896
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,420
Newark Housing Authority Revenue (INS — Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	499
4.00%, 12/1/30, Continuously Callable @100	750	746
4.00%, 12/1/31, Continuously Callable @100	500	495
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100	1,000	929
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	507
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	759

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/34, Continuously Callable @100	$1,085	$1,092
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	3,695
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,570	3,613
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	5,101
		266,976
New Mexico (0.3%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101	10,000	7,263
City of Santa Revenue
5.00%, 5/15/34, Continuously Callable @103	625	573
5.00%, 5/15/39, Continuously Callable @103	480	424
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	942
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	285
4.00%, 9/1/40, Continuously Callable @100	1,200	1,079
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33, Continuously Callable @103 (e)	600	518
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (e)	1,000	815
		11,899
New York (5.9%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,390	1,435
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,500	1,507
Series A, 5.00%, 12/1/42, Continuously Callable @100	1,925	1,885
Build NYC Resource Corp. Revenue, Series A, 5.00%, 7/1/42, Continuously Callable @100	500	475
City of New York, GO, Series B, 2.85%, 10/1/46, Continuously Callable @100 (l)	15,750	15,750
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	576
County of Nassau, GO, Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,188
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,022
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/38, Continuously Callable @100	2,500	2,578
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	8,025
Series 2, 2.84% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (d) (f)	3,000	2,713
Series A, 11/15/32 (g)	10,000	6,593
Series A-1, 5.00%, 2/1/23	4,000	4,022
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (d)	7,315	7,557
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	7,268
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	9,300	8,813
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	6,306
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	3,684
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,003
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,003
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	2,997

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	$9,820	$8,668
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,024
4.00%, 12/1/39, Continuously Callable @100	1,200	1,011
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38, Continuously Callable @100	1,250	1,152
New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 12/1/34, Continuously Callable @100	2,000	1,909
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100	3,350	2,921
2.80%, 9/15/69, Continuously Callable @100	15,500	12,636
Series A, 2.10%, 11/15/32, Continuously Callable @100	6,730	5,151
Series A, 2.20%, 11/15/33, Continuously Callable @100	9,000	6,728
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (e)	600	566
6.00%, 7/1/40, Continuously Callable @100 (c) (e)	3,480	2,841
Series A, 5.00%, 5/1/23	15	15
Series A, 5.00%, 5/1/23	735	740
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	740
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	15
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,183
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	25
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	987
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	20
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	433
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	300
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,065
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	628
Series A, 4.00%, 3/15/41, Continuously Callable @100	21,605	19,347
Series A, 4.00%, 3/15/42, Continuously Callable @100	9,250	8,258
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	4,161
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	5
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	20,653
New York State Dormitory Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,036
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,036
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,347
New York State Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-DBE-8073, 2.85%, 8/1/50, Continuously Callable @100 (e) (l)	1,895	1,895
New York State Urban Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100	5,000	4,613
Series E, 4.00%, 3/15/39, Continuously Callable @100	5,785	5,385
Niagara Falls City School District Certificate of Participation (INS — Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,692
5.00%, 6/15/24	1,450	1,492
5.00%, 6/15/25, Continuously Callable @100	1,670	1,719

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	$790	$803
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,471
4.00%, 2/15/25	9,750	9,893
4.00%, 2/15/26	3,000	3,056
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,356
		233,376
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	1,225	1,239
5.00%, 10/1/30, Continuously Callable @100	1,850	1,858
5.00%, 10/1/40, Continuously Callable @103	1,050	1,040
5.00%, 10/1/45, Continuously Callable @103	1,000	964
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	2,473
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	496
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	1,761
		9,831
North Dakota (0.3%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100	2,475	2,177
4.00%, 12/1/38, Continuously Callable @100	1,100	946
4.00%, 12/1/40, Continuously Callable @100	1,700	1,437
4.00%, 12/1/41, Continuously Callable @100	1,750	1,459
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	3,962
		9,981
Ohio (2.9%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100	1,000	862
4.00%, 11/15/37, Continuously Callable @100	800	682
4.00%, 11/15/38, Continuously Callable @100	500	419
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,127
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	6,670
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	4,597
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	9,899
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	7,189
5.00%, 2/15/37, Continuously Callable @100	4,000	4,020
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,314
5.00%, 1/1/36, Continuously Callable @100	1,400	1,324
5.00%, 9/15/39, Continuously Callable @100	1,375	1,391
5.00%, 9/15/40, Continuously Callable @100	1,100	1,109
County of Hamilton Sales Tax Revenue (INS — AMBAC Assurance Corp.), Series B, 12/1/25 (g)	4,365	3,919
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	1,789

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	$7,000	$5,408
5.00%, 11/15/37, Continuously Callable @100	2,200	2,231
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,443
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,068
5.00%, 11/1/29	3,655	4,044
5.00%, 11/1/30	3,160	3,531
5.00%, 11/1/31	2,000	2,249
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,033
5.00%, 5/1/33, Continuously Callable @100	500	513
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,016
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,533
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	703
5.00%, 12/1/35, Continuously Callable @100	750	633
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	7,362
5.00%, 1/15/35, Continuously Callable @100	6,000	6,108
5.00%, 1/15/36, Continuously Callable @100	3,070	3,119
4.00%, 11/15/36, Continuously Callable @100	1,260	1,125
4.00%, 11/15/38, Continuously Callable @100	1,270	1,108
4.00%, 11/15/40, Continuously Callable @100	655	559
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	941
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	1,673
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,568
4.00%, 12/1/32, Continuously Callable @100	1,500	1,448
4.00%, 12/1/33, Continuously Callable @100	1,600	1,523
4.00%, 12/1/34, Continuously Callable @100	1,795	1,683
		112,933
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	3,751
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	2,000	1,819
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	933
5.00%, 11/15/30, Continuously Callable @102	1,780	1,762
		8,265
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	492
5.00%, 11/15/37, Continuously Callable @102	500	482

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	$275	$279
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	1,751
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103	800	641
		3,645
Pennsylvania (7.8%):
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	7,441
5.00%, 4/1/36, Continuously Callable @100	8,000	8,108
4.00%, 7/15/38, Continuously Callable @100	1,500	1,358
4.00%, 7/15/39, Continuously Callable @100	3,495	3,138
Allegheny County Sanitary Authority Revenue (INS — Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,501
4.00%, 12/1/34, Continuously Callable @100	1,475	1,461
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	962
5.00%, 11/1/34, Continuously Callable @100	2,000	1,606
5.00%, 11/1/35, Continuously Callable @100	3,000	2,376
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,007
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	325	323
5.00%, 10/1/31, Continuously Callable @103	450	448
5.00%, 10/1/37, Continuously Callable @103	2,260	2,192
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	1,888
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	992
5.63%, 10/15/42, Continuously Callable @100 (e)	8,875	8,380
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,523
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,299
5.00%, 6/1/34, Continuously Callable @100	2,000	2,077
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,134
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,441
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	795
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	840
County of Beaver, GO
4.00%, 4/15/28	695	726
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	623
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	529
County of Beaver, GO (INS — Build America Mutual Assurance Co.)
4.00%, 4/15/28	2,195	2,238
4.00%, 4/15/29, Continuously Callable @100	1,900	1,916
4.00%, 4/15/30, Continuously Callable @100	4,490	4,521
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	1,791
4.00%, 7/1/38, Continuously Callable @100	2,000	1,774
4.00%, 7/1/39, Continuously Callable @100	2,000	1,759

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
County of Luzerne, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	$5,000	$5,217
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,169
4.00%, 11/1/37, Continuously Callable @100	2,130	1,977
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	1,943
4.00%, 6/1/31, Continuously Callable @100	1,000	979
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,212
5.00%, 10/1/35, Continuously Callable @100	2,220	2,169
5.00%, 10/1/39, Continuously Callable @100	2,250	2,135
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,141
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,730
Lancaster Higher Education Authority Revenue, 5.00%, 10/1/42, Continuously Callable @100	3,360	3,133
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100	250	203
4.00%, 3/1/41, Continuously Callable @100	250	200
4.00%, 3/1/46, Continuously Callable @100	750	554
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	1,779
5.00%, 9/1/35, Continuously Callable @100	1,850	1,874
4.00%, 9/1/36, Continuously Callable @100	1,100	994
5.00%, 9/1/37, Continuously Callable @100	1,750	1,765
4.00%, 9/1/37, Continuously Callable @100	1,000	895
4.00%, 9/1/38, Continuously Callable @100	900	797
4.00%, 9/1/39, Continuously Callable @100	1,000	879
Montour School District, GO (INS — Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,038
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,553
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,551
Northampton County General Purpose Authority Revenue, 3.23% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (d) (f)	4,645	4,613
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,456
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103	1,750	1,569
4.00%, 7/1/41, Continuously Callable @103	1,050	855
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,756
Series A, 5.25%, 7/15/26, Pre-refunded 7/15/23 @ 100	2,020	2,052
Series A, 5.25%, 7/15/27, Pre-refunded 7/15/23 @ 100	2,125	2,159
Series A, 5.25%, 7/15/28, Pre-refunded 7/15/23 @ 100	2,245	2,280
Series A, 5.00%, 7/15/30, Pre-refunded 7/15/23 @ 100	2,415	2,449
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,965	1,996

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	$10,655	$10,879
5.00%, 6/1/36, Continuously Callable @100	8,255	8,410
4.00%, 12/1/36, Continuously Callable @100	1,000	934
4.00%, 12/1/37, Continuously Callable @100	1,500	1,386
4.00%, 12/1/38, Continuously Callable @100	1,000	914
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,536
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,433
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,067
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,386
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	3,755
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	3,611
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	7,332
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	19,184
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	6,389
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,059
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	5,813
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,049
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	775
5.00%, 5/1/36, Continuously Callable @100	1,500	1,542
5.00%, 5/1/38, Continuously Callable @100	1,000	1,019
5.00%, 6/15/40, Continuously Callable @100 (e)	900	835
Pittsburgh Water & Sewer Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	1,692
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	286
Reading School District, GO (INS — Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,075
5.00%, 3/1/37, Continuously Callable @100	1,500	1,555
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,030
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,027
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,024
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,021
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,520
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,420
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	10,193
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,136
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,094
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	5,207
School District of the City of Erie, GO (INS — Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,143
Scranton School District, GO (INS — Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,059
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,684
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	783
State Public School Building Authority Revenue, 5.00%, 6/1/29, Continuously Callable @100	10,000	10,544

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue (INS — Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	$6,100	$6,375
4.00%, 12/1/31, Continuously Callable @100	13,085	12,928
4.00%, 12/1/31, Pre-refunded 12/1/26 @ 100	2,295	2,361
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (d)	3,300	2,848
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,200
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100	2,600	1,975
		305,727
Rhode Island (0.4%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,050
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,430
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	4,564
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,017
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,016
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,521
		14,598
South Carolina (1.0%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	1,000	1,009
4.00%, 11/1/32, Continuously Callable @100	1,000	1,003
Patriots Energy Group Financing Agency Revenue, Series B, 2.97% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (d) (f)	20,000	20,004
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	9,978
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	7,079
		39,073
Tennessee (0.5%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	2,764
5.00%, 7/1/36, Continuously Callable @100	3,000	3,052
5.00%, 7/1/37, Continuously Callable @100	3,500	3,555
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/40, Continuously Callable @100	5,500	5,393
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98 (g)	875	577
4/1/33, Continuously Callable @96 (g)	875	545
4/1/34, Continuously Callable @94 (g)	875	514
4/1/35, Continuously Callable @92 (g)	875	484
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 5/1/52, (Put Date 11/1/31) (d)	3,500	3,495
		20,379

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas (10.3%):
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	$1,105	$1,116
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	2,734
5.00%, 12/1/27, Continuously Callable @100	2,990	2,956
5.00%, 12/1/28, Continuously Callable @100	1,640	1,613
5.00%, 12/1/29, Continuously Callable @100	1,600	1,564
5.00%, 12/1/30, Continuously Callable @100	1,700	1,655
5.25%, 12/1/35, Continuously Callable @100	5,150	5,021
Central Texas Regional Mobility Authority Revenue
5.00%, 1/1/23	500	502
1/1/24 (g)	7,000	6,670
1/1/26 (g)	2,535	2,217
5.00%, 1/1/33, Pre-refunded 1/1/23 @ 100	3,500	3,516
Series A, 5.00%, 1/1/34, Pre-refunded 7/1/25 @ 100	1,250	1,305
Series A, 5.00%, 1/1/35, Pre-refunded 7/1/25 @ 100	1,100	1,149
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	10,148
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	8,556
City of Arlington Special Tax (INS — Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,573
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,566
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,223
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,424
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	4,525
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	1,800
4.00%, 7/15/33, Continuously Callable @100	1,100	1,086
4.00%, 7/15/34, Continuously Callable @100	1,050	1,023
4.00%, 7/15/35, Continuously Callable @100	1,000	960
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,363
5.00%, 9/1/30, Continuously Callable @100	1,000	1,027
5.00%, 9/1/32, Continuously Callable @100	5,615	5,748
5.00%, 9/1/33, Continuously Callable @100	5,345	5,449
5.00%, 9/1/34, Continuously Callable @100	2,150	2,178
5.00%, 9/1/35, Continuously Callable @100	1,575	1,592
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	741
4.00%, 3/1/33, Continuously Callable @100	1,000	995
4.00%, 3/1/34, Continuously Callable @100	1,000	982
4.00%, 3/1/36, Continuously Callable @100	1,500	1,435
Clifton Higher Education Finance Corp. Revenue
Series A, 4.00%, 8/15/38, Continuously Callable @100	1,085	961
Series A, 4.00%, 8/15/39, Continuously Callable @100	1,130	990
Series A, 4.00%, 8/15/40, Continuously Callable @100	1,180	1,023
Series A, 4.00%, 8/15/41, Continuously Callable @100	1,225	1,050
Series A, 4.00%, 8/15/42, Continuously Callable @100	1,035	877

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	$2,130	$2,121
4.00%, 8/15/34, Continuously Callable @100	2,275	2,246
4.00%, 8/15/35, Continuously Callable @100	2,375	2,323
4.00%, 8/15/36, Continuously Callable @100	3,710	3,599
4.00%, 8/15/37, Continuously Callable @100	3,860	3,714
4.00%, 8/15/38, Continuously Callable @100	4,015	3,843
4.00%, 8/15/39, Continuously Callable @100	4,305	4,104
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,305
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,042
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	7,657
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 6/1/28, Continuously Callable @100	1,400	1,364
Series C-2, 3.02% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (d) (f)	3,330	3,325
Harris County Municipal Utility District No. 165, GO (INS — Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	774
5.00%, 3/1/31, Continuously Callable @100	2,030	2,092
5.00%, 3/1/32, Continuously Callable @100	2,500	2,574
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,079
5.00%, 2/1/34, Continuously Callable @100	4,000	4,055
Main Street Market Square Redevelopment Authority Tax Allocation (INS — Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,257
5.00%, 9/1/30, Continuously Callable @100	1,380	1,425
5.00%, 9/1/31, Continuously Callable @100	2,000	2,061
5.00%, 9/1/32, Continuously Callable @100	1,500	1,543
5.00%, 9/1/33, Continuously Callable @100	2,680	2,747
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	5,405	5,124
Mesquite Health Facilities Development Corp. Revenue
2/15/26 (j) (k)	3,100	2,458
2/15/35, Continuously Callable @100 (j) (k)	1,075	852
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,006
4.00%, 11/1/36, Continuously Callable @102	1,475	1,271
Series A, 4.75%, 7/1/30 (k)	7,500	6,000
Series A, 4.75%, 7/1/35 (k)	9,000	7,200
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,604
4.00%, 4/1/33, Continuously Callable @100	2,000	1,937
4.00%, 4/1/34, Continuously Callable @100	4,470	4,265
4.00%, 4/1/35, Continuously Callable @100	1,650	1,551
4.00%, 4/1/36, Continuously Callable @100	2,150	1,992
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	7,036
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	5,440

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue
4.00%, 1/1/44, Continuously Callable @100	$1,085	$947
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	8,242
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,570
Series A, 4.00%, 1/1/39, Continuously Callable @100	13,535	12,354
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,530
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	7,716
North Texas Tollway Authority Revenue (INS — Assured Guaranty Corp.), 1/1/29 (g)	20,000	15,874
North Texas Tollway Authority Revenue (INS — Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	1,925
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,612
Permanent University Fund — University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,336
5.00%, 7/1/33, Continuously Callable @100	3,250	3,400
5.00%, 7/1/34, Continuously Callable @100	2,500	2,607
Port of Port Arthur Navigation District Revenue
2.82%, 11/1/40, Continuously Callable @100 (l)	15,000	15,000
Series B, 3.00%, 4/1/40, Continuously Callable @100 (l)	2,670	2,670
Series C, 3.07%, 4/1/40, Continuously Callable @100 (l)	32,610	32,610
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/38, Continuously Callable @100	850	722
4.00%, 4/1/39, Continuously Callable @100	1,000	843
4.00%, 4/1/40, Continuously Callable @100	1,000	837
4.00%, 4/1/41, Continuously Callable @100	895	704
San Antonio Housing Trust Finance Corp. Revenue (NBGA — Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28) (d)	14,935	14,840
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,214
5.00%, 11/15/31, Continuously Callable @100	2,250	2,316
5.00%, 11/15/32, Continuously Callable @100	2,365	2,426
5.00%, 11/15/37, Continuously Callable @100	2,175	2,193
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	18,656
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	19,515
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30	9,835	10,115
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	2,854
4.00%, 12/31/38, Continuously Callable @100	3,850	3,319
4.00%, 6/30/39, Continuously Callable @100	2,150	1,848
Trophy Club Public Improvement District No. 1 Special Assessment (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,178
		406,272
Utah (0.2%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (e)	2,784	2,788
Series B, 12.00%, 8/1/30, Continuously Callable @100 (e)	1,524	1,527
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103	1,045	842
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,000	747
		5,904
See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Vermont (0.2%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/33, Continuously Callable @103	$3,950	$3,348
4.00%, 5/1/37, Continuously Callable @103	4,190	3,503
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,524
		9,375
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (e)	6,500	6,731
Virginia (0.6%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,068
4.00%, 7/1/37, Continuously Callable @100	1,205	1,083
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Pre-refunded 10/1/24 @ 102	2,150	2,264
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	767
5.00%, 6/15/34, Continuously Callable @100	2,620	2,678
5.00%, 6/15/35, Continuously Callable @100	1,930	1,960
Virginia College Building Authority Revenue, 4.00%, 2/1/36, Continuously Callable @100	3,000	2,910
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	500	455
Series A, 4.00%, 1/1/38, Continuously Callable @103	6,000	5,418
Series A, 4.00%, 1/1/39, Continuously Callable @103	7,000	6,267
		24,870
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	3,090	3,115
5.00%, 8/15/34, Continuously Callable @100	3,470	3,487
5.00%, 7/1/35, Continuously Callable @100	2,355	2,409
5.00%, 7/1/36, Continuously Callable @100	2,250	2,293
4.00%, 7/1/37, Continuously Callable @100	3,125	2,803
Washington State Housing Finance Commission Revenue, Series A-1, 3.50%, 12/20/35	2,648	2,237
		16,344
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	1,906
5.00%, 6/1/34, Continuously Callable @100	2,970	3,042
5.00%, 1/1/35, Continuously Callable @100	2,920	2,928
5.00%, 6/1/35, Continuously Callable @100	2,405	2,452
5.00%, 1/1/36, Continuously Callable @100	2,065	2,057
5.00%, 9/1/38, Continuously Callable @100	1,000	1,007
5.00%, 9/1/39, Continuously Callable @100	1,000	1,007
		14,399

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wisconsin (1.4%):
Public Finance Authority Revenue
3.00%, 4/1/25 (e)	$230	$224
4.00%, 3/1/29 (e)	890	823
4.00%, 6/15/29, Continuously Callable @100 (e)	260	234
4.00%, 9/1/29, Continuously Callable @103 (e)	1,250	1,147
4.00%, 3/1/30 (e)	950	866
4.00%, 3/1/34, Continuously Callable @100 (e)	3,520	3,050
5.25%, 5/15/37, Continuously Callable @102 (e)	1,000	911
5.00%, 6/15/39, Continuously Callable @100 (e)	410	363
5.00%, 9/1/39, Continuously Callable @103 (e)	2,230	2,066
5.00%, 1/1/40, Continuously Callable @100	3,500	3,388
5.00%, 4/1/40, Continuously Callable @100 (e)	1,175	1,086
4.00%, 7/1/41, Continuously Callable @100 (e)	675	542
4.00%, 1/1/42, Continuously Callable @103	1,150	997
4.00%, 4/1/42, Continuously Callable @100 (e)	900	717
5.00%, 4/1/43, Continuously Callable @100	4,185	3,827
5.00%, 1/1/45, Continuously Callable @100	3,275	3,105
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,253
Series A, 4.00%, 7/1/41, Continuously Callable @100	770	617
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	4,498
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,477
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27	360	344
4.00%, 1/1/28, Continuously Callable @103	370	347
4.00%, 1/1/29, Continuously Callable @103	390	359
4.00%, 1/1/30, Continuously Callable @103	405	366
5.00%, 8/15/34, Continuously Callable @100	1,000	1,012
4.00%, 9/15/36, Continuously Callable @103	530	452
4.00%, 11/15/36, Continuously Callable @100	9,830	9,191
4.00%, 1/1/37, Continuously Callable @103	1,460	1,234
4.00%, 3/15/40, Continuously Callable @100	750	613
4.00%, 9/15/41, Continuously Callable @103	510	413
4.00%, 12/1/41, Continuously Callable @100	850	670
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,049
Wisconsin Health & Educational Facilities Authority Revenue (INS — Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100	500	470
4.00%, 2/15/37, Continuously Callable @100	1,000	918
		54,629
Total Municipal Bonds (Cost $4,131,146)		3,903,811
Total Investments (Cost $4,132,371) — 99.4%		3,905,046
Other assets in excess of liabilities — 0.6%		23,271
NET ASSETS — 100.00%		$3,928,317

(a)  Amount represents less than 0.05% of net assets.

(b)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of September 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

See notes to financial statements.

USAA Mutual Funds Trust USAA Tax Exempt Intermediate-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At September 30, 2022, illiquid securities were 0.2% of the Fund's net assets.

(d)  Put Bond.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $101,176 thousands and amounted to 2.6% of net assets.

(f)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.

(g)  Zero-coupon bond.

(h)  Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%

(i)  Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%

(j)  Issuer filed for bankruptcy.

(k)  Currently the issuer is in default with respect to interest and/or principal payments.

(l)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

AMBAC — American Municipal Bond Assurance Corporation

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

DIP — Debtor-In-Possession

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security

MUNIPSA — Municipal Swap Index

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Tax Exempt Intermediate-Term Fund
Assets:
Investments, at value (Cost $4,132,371)	$3,905,046
Cash	17
Receivables:
Interest	46,574
Capital shares issued	3,946
Investments sold	5,012
From Adviser	112
Prepaid expenses	60
Total Assets	3,960,767
Liabilities:
Payables:
Distributions	1,051
Investments purchased	21,136
Capital shares redeemed	8,536
Accrued expenses and other payables:
Investment advisory fees	939
Administration fees	465
Custodian fees	35
Transfer agent fees	170
Compliance fees	3
Trustees' fees	2
12b-1 fees	3
Other accrued expenses	110
Total Liabilities	32,450
Net Assets:
Capital	4,312,954
Total accumulated earnings/(loss)	(384,637)
Net Assets	$3,928,317
Net Assets
Fund Shares	$3,124,769
Institutional Shares	779,184
Class A	24,364
Total	$3,928,317
Shares (unlimited number of shares authorized with no par value):
Fund Shares	259,129
Institutional Shares	64,633
Class A	2,021
Total	325,783
Net asset value, offering and redemption price per share: (a)
Fund Shares	$12.06
Institutional Shares	12.06
Class A	12.06
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$12.34

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Intermediate-Term Fund
Investment Income:
Interest	$73,757
Total Income	73,757
Expenses:
Investment advisory fees	6,320
Administration fees — Fund Shares	2,525
Administration fees — Institutional Shares	439
Administration fees — Class A	20
Sub-Administration fees	14
12b-1 fees — Class A	33
Custodian fees	86
Transfer agent fees — Fund Shares	525
Transfer agent fees — Institutional Shares	439
Transfer agent fees — Class A	13
Trustees' fees	26
Compliance fees	18
Legal and audit fees	39
State registration and filing fees	77
Other expenses	209
Total Expenses	10,783
Expenses waived/reimbursed by Adviser	(342)
Net Expenses	10,441
Net Investment Income (Loss)	63,316
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(47,579)
Net change in unrealized appreciation/depreciation on investment securities	(274,672)
Net realized/unrealized gains (losses) on investments	(322,251)
Change in net assets resulting from operations	$(258,935)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Intermediate-Term Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$63,316	$123,637
Net realized gains (losses)	(47,579)	(15,775)
Net change in unrealized appreciation/depreciation	(274,672)	(298,709)
Change in net assets resulting from operations	(258,935)	(190,847)
Distributions to Shareholders:
Fund Shares	(49,799)	(96,083)
Institutional Shares	(13,182)	(26,918)
Class A	(356)	(612)
Class Z	—	(1	)(a)
Change in net assets resulting from distributions to shareholders	(63,337)	(123,614)
Change in net assets resulting from capital transactions	(469,044)	(46,240)
Change in net assets	(791,316)	(360,701)
Net Assets:
Beginning of period	4,719,633	5,080,334
End of period	$3,928,317	$4,719,633

(a)  Class Z activity is for the period April 1, 2021 to March 18, 2022 (date of termination).

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Intermediate-Term Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$252,914	$446,931
Distributions reinvested	44,119	84,850
Cost of shares redeemed	(588,919)	(677,978)
Total Fund Shares	$(291,886)	$(146,197)
Institutional Shares
Proceeds from shares issued	$236,955	$329,541
Distributions reinvested	12,425	25,822
Cost of shares redeemed	(424,304)	(262,003)
Total Institutional Shares	$(174,924)	$93,360
Class A
Proceeds from shares issued	$2,409	$11,889
Distributions reinvested	322	547
Cost of shares redeemed	(4,965)	(5,821)
Total Class A	$(2,234)	$6,615
Class Z
Distributions reinvested	$—	$1	(a)
Cost of shares redeemed	—	(19	)(a)
Total Class Z	$—	$(18)
Change in net assets resulting from capital transactions	$(469,044)	$(46,240)
Share Transactions:
Fund Shares
Issued	20,054	32,329
Reinvested	3,521	6,168
Redeemed	(46,681)	(49,376)
Total Fund Shares	(23,106)	(10,879)
Institutional Shares
Issued	18,834	23,925
Reinvested	991	1,878
Redeemed	(33,714)	(19,254)
Total Institutional Shares	(13,889)	6,549
Class A
Issued	193	857
Reinvested	26	40
Redeemed	(396)	(427)
Total Class A	(177)	470
Class Z
Reinvested	—	—	(a)(b)
Redeemed	—	(1	)(a)
Total Class Z	—	(1)
Change in Shares	(37,172)	(3,861)

(a)  Class Z activity is for the period April 1, 2021 to March 18, 2022 (date of termination).

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

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USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$13.00	0.19	(h)	(0.94)	(0.75)	(0.19)	(0.19)
Year Ended March 31:
2022	$13.85	0.33	(h)	(0.85)	(0.52)	(0.33)	(0.33)
2021	$13.33	0.37	(h)	0.52	0.89	(0.37)	(0.37)
2020	$13.37	0.38	(h)	(0.03)	0.35	(0.39)	(0.39)
2019	$13.12	0.41		0.24	0.65	(0.40)	(0.40)
2018	$13.08	0.41		0.04	0.45	(0.41)	(0.41)
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$13.00	0.19	(h)	(0.94)	(0.75)	(0.19)	(0.19)
Year Ended March 31: 2022	$13.85	0.34	(h)	(0.85)	(0.51)	(0.34)	(0.34)
June 29, 2020 (i) through March 31, 2021	$13.57	0.27	(h)	0.29	0.56	(0.28)	(0.28)
Class A
Six Months Ended September 30, 2022 (Unaudited)	$13.00	0.17	(h)	(0.94)	(0.77)	(0.17)	(0.17)
Year Ended March 31:
2022	$13.85	0.30	(h)	(0.86)	(0.56)	(0.29)	(0.29)
2021	$13.33	0.33	(h)	0.52	0.85	(0.33)	(0.33)
2020	$13.36	0.35	(h)	(0.03)	0.32	(0.35)	(0.35)
2019	$13.12	0.38		0.23	0.61	(0.37)	(0.37)
2018	$13.07	0.38		0.05	0.43	(0.38)	(0.38)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, for Fund Shares and Class A, and June 29, 2020, for Institutional Shares, and in effect through July 31, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$12.06	(5.84)%	0.50%		2.96%	0.50%	$3,124,769	7%
Year Ended March 31:
2022	$13.00	(3.86)%	0.53%		2.39%	0.53%	$3,670,223	13%
2021	$13.85	6.72%	0.50%		2.69%	0.50%	$4,059,780	23%
2020	$13.33	2.56%	0.49%		2.82%	0.49%	$4,788,060	26%
2019	$13.37	5.06%	0.52%		3.07%	0.52%	$4,754,320	8%
2018	$13.12	3.47%	0.51%		3.09%	0.51%	$4,605,543	11%
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$12.06	(5.82)%	0.45%		3.00%	0.52%	$779,184	7%
Year Ended March 31: 2022	$13.00	(3.78)%	0.44%		2.47%	0.54%	$1,020,822	13%
June 29, 2020 (i) through March 31, 2021	$13.85	4.15%	0.44%		2.61%	0.51%	$996,601	23%
Class A
Six Months Ended September 30, 2022 (Unaudited)	$12.06	(5.95)%	0.75%		2.71%	0.86%	$24,364	7%
Year Ended March 31:
2022	$13.00	(4.10)%	0.78%		2.14%	0.87%	$28,588	13%
2021	$13.85	6.46%	0.75%		2.43%	0.86%	$23,934	23%
2020	$13.33	2.37%	0.75%		2.57%	0.87%	$25,265	26%
2019	$13.36	4.75%	0.75%		2.85%	0.84%	$22,888	8%
2018	$13.12	3.28%	0.77	%(j)	2.83%	0.85%	$26,397	11%

(f)  Does not include acquired fund fees and expenses, if any.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  Commencement of operations.

(j)  Effective August 1, 2017, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 0.75% of Class A shares' average daily net assets. Prior to this date, the voluntary expense limit was 0.80%.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Intermediate-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. Class Z was liquidated on March 18, 2022. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$—	$1,235	$1,235
Municipal Bonds	—	3,903,811	—	3,903,811
Total	$—	$3,903,811	$1,235	$3,905,046

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is the security's last sale price on an exchange. For the six months ended September 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$91,765	$90,480	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$304,136	$622,005

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2022, to September 30, 2022, performance adjustments were $294, $46, and $0 for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were 0.02%, 0.01%, and 0.00% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended September 30, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of September 30, 2022, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, and 0.75% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$12	$171	$1,039	$342	$1,564

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month SOFR plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2022.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$45,360	$65,052	$110,412

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22- 9/30/22*	Hypothetical Expenses Paid During Period 4/1/22- 9/30/22*	Annualized Expense Ratio During Period 4/1/22- 9/30/22
Fund Shares	$1,000.00	$941.60	$1,022.56	$2.43	$2.54	0.50%
Institutional Shares	1,000.00	941.80	1,022.81	2.19	2.28	0.45%
Class A	1,000.00	940.50	1,021.31	3.65	3.80	0.75%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

39594-1122

September 30, 2022

Semi Annual Report

USAA Tax Exempt Short-Term Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Supplemental Information	32
Proxy Voting and Portfolio Holdings Information	32
Expense Examples	32
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	September 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund provides investors with interest income that is exempt from federal income tax.

Top 10 Industries:

September 30, 2022

(% of Net Assets)

Medical	18.4%
General	17.4%
General Obligation	13.8%
Development	8.0%
Transportation	5.7%
Nursing Homes	4.9%
Pollution	4.5%
Higher Education	3.7%
Education	3.5%
Water	3.4%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.4%)
Alabama (3.2%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	$1,200	$1,272
Black Belt Energy Gas District Revenue 3.44% (SOFR+140bps), 7/1/52, (Put Date 6/1/27) (a) (b)	3,300	3,119
4.00%, 10/1/52, (Put Date 12/1/26) (b)	3,000	2,911
Series B-1, 3.00% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (a) (b)	10,000	9,904
Chatom Industrial Development Board Revenue, 5.00%, 8/1/30	1,275	1,398
Prattville Industrial Development Board Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (b)	450	433
2.00%, 11/1/33, (Put Date 10/1/24) (b)	425	409
Selma Industrial Development Board Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (b)	3,650	3,513
1.37%, 5/1/34, (Put Date 6/16/25) (b)	5,875	5,477
		28,436
Arizona (2.5%):
Arizona IDA Revenue Series A-3, 3.00%, 12/15/31, Continuously Callable @100 (c)	525	452
Series B, 4.00%, 7/1/31	315	302
Maricopa County IDA Revenue 4.00%, 7/1/29 (c)	750	707
3.00%, 7/1/31 (c)	500	439
Series C, 3.02% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (a) (b)	2,290	2,275
Series C, 3.25% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (a) (b)	7,735	7,619
Pinal County IDA Revenue, 4.00%, 10/1/22	3,600	3,600
Tempe IDA Revenue Series A, 4.00%, 12/1/26	240	226
Series A, 4.00%, 12/1/27	355	329
Series A, 4.00%, 12/1/28	365	333
Series A, 4.00%, 12/1/29	380	342
Series A, 4.00%, 12/1/30, Continuously Callable @102	495	432
Series A, 4.00%, 12/1/31, Continuously Callable @102	465	406
Series C-1, 1.50%, 12/1/27, Continuously Callable @100	1,965	1,605
The Yavapai County IDA Revenue, 2.75%, 4/1/29, (Put Date 12/01/22) (b)	3,000	3,000
		22,067
Arkansas (0.7%):
Arkansas Development Finance Authority Revenue 5.00%, 9/1/30	1,180	1,228
5.00%, 9/1/31, Continuously Callable @100	1,200	1,247
5.00%, 9/1/44, (Put Date 9/1/27) (b)	4,000	4,106
		6,581
California (3.6%):
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/24	250	257
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30	200	212
California Infrastructure & Economic Development Bank Revenue, 2.80% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (a) (b)	2,000	1,959

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California Municipal Finance Authority Revenue 2.75%, 11/15/27, Continuously Callable @100	$785	$711
Series B-2, 2.13%, 11/15/26, Continuously Callable @100	820	736
California Public Finance Authority Revenue, Series A, 4.00%, 10/15/22	245	245
California Statewide Communities Development Authority Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8066, 2.85%, 4/1/60, Callable 10/1/32 @ 100 (c) (d)	5,000	5,000
City & County of San Francisco Revenue (LIQ — Deutsche Bank A.G.), Series DBE-8059, 2.85%, 12/1/52, Callable 11/14/22 @ 100 (c) (d)	15,600	15,600
Newman Crows Landing Unified School District, GO, 8/1/25 (e)	1,000	911
Sierra View Local Health Care District Revenue 5.00%, 7/1/27	315	329
5.00%, 7/1/28	330	348
5.00%, 7/1/29	315	334
5.00%, 7/1/30	310	330
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,565
		31,537
Colorado (0.9%):
Colorado Health Facilities Authority Revenue 5.00%, 11/1/32, Continuously Callable @100	1,950	2,064
Series A, 5.00%, 8/1/29	500	516
E-470 Public Highway Authority Revenue, Series B, 2.39% (SOFR+35bps), 9/1/39, (Put Date 9/1/24) (a) (b)	4,000	3,961
Southlands Metropolitan District No. 1, GO Series A-1, 3.00%, 12/1/22	100	100
Series A-1, 3.50%, 12/1/27	1,000	934
		7,575
Connecticut (1.6%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	3,635
City of New Haven, GO Series A, 5.00%, 8/1/24	1,000	1,026
Series A, 5.00%, 8/1/25	580	602
Series A, 5.00%, 8/1/26	580	609
Series A, 5.00%, 8/1/27	1,000	1,062
City of New Haven, GO (INS — Assured Guaranty Municipal Corp.) Series B, 5.00%, 2/1/27	600	634
Series B, 5.00%, 2/1/28	525	559
Series B, 5.00%, 2/1/29	550	590
City of West Haven, GO Series A, 5.00%, 11/1/23	800	809
Series A, 5.00%, 11/1/24	815	833
Series A, 5.00%, 11/1/27	650	680
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27) (b)	3,000	3,163
		14,202

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Florida (1.6%):
Alachua County Health Facilities Authority Revenue 4.00%, 12/1/23	$1,100	$1,107
5.00%, 12/1/37, (Put Date 12/1/26) (b)	3,000	3,120
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	193
City of Pompano Beach Revenue 3.50%, 9/1/30, Continuously Callable @103	3,590	3,256
Series B-1, 2.00%, 1/1/29	1,000	857
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (b)	775	744
Florida Development Finance Corp. Revenue Series A, 5.00%, 6/15/26	370	375
Series A, 5.00%, 6/15/27	390	396
Series A, 5.00%, 6/15/28, Continuously Callable @100	410	416
Series A, 5.00%, 6/15/29, Continuously Callable @100	360	365
Series A, 5.00%, 6/15/30, Continuously Callable @100	475	481
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 10/1/22	500	500
5.00%, 10/1/24	500	511
5.00%, 10/1/25	445	456
Lee County IDA Revenue, 4.75%, 10/1/22	690	690
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23 (c)	1,000	1,004
		14,471
Georgia (5.3%):
Appling County Development Authority Revenue, Series A, 1.50%, 1/1/38, (Put Date 2/3/25) (b)	2,000	1,857
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24) (b)	7,500	7,205
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (b)	5,000	4,458
Development Authority of Floyd County Revenue, 2.55%, 9/1/26, Continuously Callable @100 (d)	880	880
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31	1,000	863
Main Street Natural Gas, Inc. Revenue Series A, 5.00%, 5/15/28	1,000	1,013
Series A, 5.00%, 5/15/29	1,775	1,799
Series B, 5.00%, 12/1/52, (Put Date 6/1/29) (b)	6,000	6,078
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (b)	5,000	5,009
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (b)	10,000	9,484
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (b)	815	782
The Burke County Development Authority (NBGA — Southern Co.), 2.55%, 11/1/52, Continuously Callable @100 (d)	750	750
The Development Authority of Burke County Revenue 2.87%, 12/1/49, (Put Date 8/19/25) (b)	1,775	1,725
Series 1, 2.40%, 7/1/49, Continuously Callable @100 (d)	1,700	1,700
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25) (b)	3,500	3,315
		46,918

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Guam (0.4%):
Territory of Guam Revenue Series A, 5.00%, 12/1/23	$1,500	$1,508
Series A, 5.00%, 12/1/24	2,000	2,016
		3,524
Idaho (0.6%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	4,880
Illinois (10.5%):
Chicago Board of Education, GO Series A, 4.00%, 12/1/27	1,400	1,355
Series B, 5.00%, 12/1/22	1,500	1,501
Series B, 5.00%, 12/1/22	400	400
Series B, 4.00%, 12/1/22	2,920	2,918
Series B, 5.00%, 12/1/31, Continuously Callable @100	1,000	1,005
Chicago Park District, GO Series A, 4.00%, 1/1/31, Continuously Callable @100	750	721
Series F-2, 5.00%, 1/1/27	600	618
Series F-2, 5.00%, 1/1/28	1,000	1,035
Series F-2, 5.00%, 1/1/29	1,000	1,041
Series F-2, 5.00%, 1/1/30	1,305	1,364
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,211
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	1,825
Chicago Transit Authority Revenue 5.00%, 6/1/25	1,720	1,779
5.00%, 6/1/26	1,000	1,044
City of Chicago Special Assessment Revenue 1.57%, 12/1/22 (c)	270	269
1.99%, 12/1/23 (c)	274	264
2.27%, 12/1/24 (c)	315	297
2.53%, 12/1/25 (c)	335	309
2.69%, 12/1/26 (c)	305	276
2.87%, 12/1/27 (c)	255	227
City of Chicago Waterworks Revenue 5.00%, 11/1/25	4,000	4,110
5.00%, 11/1/26	1,000	1,033
Series A-1, 5.00%, 11/1/25	2,000	2,055
Series A-1, 4.00%, 11/1/26	2,500	2,491
Illinois Finance Authority Revenue 5.00%, 10/1/29	500	521
5.00%, 10/1/30	250	262
Series B, 3.15% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26) (a) (b)	2,250	2,140
Series C, 4.00%, 2/15/25	10,000	10,096
Northern Illinois University Revenue 5.00%, 10/1/30	325	333
5.00%, 10/1/31, Continuously Callable @100	450	460
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	264

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sales Tax Securitization Corp. Revenue Series A, 5.00%, 1/1/28	$1,000	$1,048
Series A, 5.00%, 1/1/29	2,500	2,625
Series A, 5.00%, 1/1/30	2,000	2,106
State of Illinois, GO Series A, 5.00%, 10/1/23	3,000	3,034
Series A, 5.00%, 11/1/25	5,000	5,116
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	9,184
State of Illinois, GO (INS — Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25	15,000	15,377
The Illinois Sports Facilities Authority Revenue 5.00%, 6/15/28	1,000	998
5.00%, 6/15/30	1,500	1,495
5.00%, 6/15/31	575	573
5.00%, 6/15/32, Continuously Callable @100	480	480
Village of Rosemont, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 12/1/22	1,735	1,739
Series A, 5.00%, 12/1/23	1,825	1,856
Series A, 5.00%, 12/1/24	1,915	1,972
Western Illinois University Revenue (INS — Build America Mutual Assurance Co.) 4.00%, 4/1/29	750	755
4.00%, 4/1/30	750	755
		93,337
Indiana (1.7%):
City of Rockport Revenue, 3.13%, 7/1/25	1,500	1,460
Indiana Bond Bank Revenue 1/15/27 (e)	1,280	1,091
1/15/28 (e)	1,100	899
1/15/29 (e)	565	444
7/15/29, Continuously Callable @99 (e)	730	539
Indiana Finance Authority Revenue 2.95%, 10/1/22, Continuously Callable @100	5,000	5,000
5.00%, 4/1/23	650	653
5.00%, 4/1/24	715	723
5.00%, 4/1/25	750	760
5.00%, 4/1/26	790	798
5.00%, 4/1/27	830	834
5.00%, 4/1/28	870	872
5.00%, 4/1/29	1,180	1,179
		15,252
Iowa (0.2%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,000
Kansas (0.8%):
City of Burlington Revenue, Series B, 2.58%, 9/1/35, Continuously Callable @100 (d)	4,050	4,050
City of Manhattan Revenue Series B-1, 2.88%, 6/1/28, Continuously Callable @100	375	328
Series B2, 2.38%, 6/1/27, Continuously Callable @100	430	377
City of St. Marys Revenue, 2.55%, 4/15/32, Continuously Callable @100 (d)	2,700	2,700
		7,455

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kentucky (7.6%):
City of Ashland Revenue 5.00%, 2/1/28	$1,775	$1,830
5.00%, 2/1/30	740	769
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26) (b)	5,000	4,391
County of Owen Revenue Series A, 2.45%, 6/1/39, (Put Date 10/1/29) (b)	10,000	8,691
Series B, 2.45%, 9/1/39, (Put Date 10/1/29) (b)	5,000	4,345
Kentucky Economic Development Finance Authority Revenue 4.50%, 10/1/27, Continuously Callable @100	5,000	4,947
Series B-3, 3.85% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (a) (b)	10,000	9,910
Kentucky Public Energy Authority Revenue 4.00%, 2/1/50, (Put Date 2/1/28) (b)	3,370	3,257
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (b)	5,715	5,679
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (b)	10,000	9,890
Series C-3, 3.50% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (a) (b)	10,000	9,769
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29) (b)	4,000	4,186
		67,664
Louisiana (2.4%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100	1,000	830
Louisiana Public Facilities Authority Revenue, 3.10% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23) (a) (b)	10,000	9,989
Louisiana Stadium & Exposition District Revenue, 4.00%, 7/3/23, Continuously Callable @100	3,325	3,322
Parish of St. John the Baptist Revenue 2.20%, 6/1/37, (Put Date 7/1/26) (b)	1,750	1,629
Series B1, 2.13%, 6/1/37, (Put Date 7/1/24) (b)	2,000	1,942
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously Callable @100	3,470	3,604
		21,316
Maryland (1.4%):
Maryland Economic Development Corp. Revenue Series A, 5.00%, 6/1/25	1,500	1,555
Series A, 5.00%, 6/1/26	2,000	2,091
Series A, 5.00%, 6/1/27	1,340	1,410
Maryland Health & Higher Educational Facilities Authority Revenue 5.00%, 7/1/28	1,910	2,027
5.00%, 7/1/29	1,130	1,204
5.00%, 7/1/30	1,000	1,069
Town of Chestertown Revenue Series A, 5.00%, 3/1/31	1,475	1,585
Series A, 5.00%, 3/1/32, Continuously Callable @100	1,550	1,665
		12,606

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Massachusetts (1.0%):
Massachusetts Development Finance Agency Revenue 5.00%, 7/1/25	$1,250	$1,294
5.00%, 7/1/26	1,500	1,560
5.00%, 7/15/26 (c)	310	311
5.00%, 7/15/28 (c)	340	339
5.00%, 7/15/30 (c)	640	635
3.05% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26) (a) (b) (c)	2,500	2,480
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,469
Series C, 5.00%, 10/1/30	975	1,048
		9,136
Michigan (0.8%):
Flint Hospital Building Authority Revenue 5.00%, 7/1/29	1,995	2,035
5.00%, 7/1/30	2,290	2,334
Michigan Finance Authority Revenue 4.00%, 2/1/27	185	182
4.00%, 2/1/32	285	267
Summit Academy North Revenue 2.25%, 11/1/26	1,335	1,258
4.00%, 11/1/31, Continuously Callable @103	1,565	1,430
		7,506
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 2.95%, 11/1/26, Continuously Callable @100 (d)	1,105	1,105
Mississippi (1.8%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (b)	2,000	1,979
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	3,772
Mississippi Hospital Equipment & Facilities Authority Revenue, 5.00%, 9/1/24	10,000	10,192
		15,943
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue 4.00%, 8/1/24	155	153
4.00%, 8/1/26	205	200
4.00%, 8/1/28	415	400
4.00%, 8/1/30	295	282
Missouri Development Finance Board Revenue 5.00%, 3/1/23	200	201
5.00%, 3/1/24	300	303
		1,539
Montana (1.0%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	5,901
Montana State Board of Regents Revenue, Series F, 2.90% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23) (a) (b)	2,880	2,875
		8,776

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Nebraska (1.6%):
Central Plains Energy Project Revenue, 5.00%, 5/1/53, (Put Date 10/1/29) (b)	$6,000	$5,996
County of Douglas Revenue, 2.98% (MUNIPSA+53bps), 7/1/35, (Put Date 9/1/26) (a) (b)	7,925	7,730
		13,726
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue 4.00%, 1/1/30, Continuously Callable @103	280	262
4.00%, 1/1/31, Continuously Callable @103	295	274
		536
New Jersey (4.3%):
Casino Reinvestment Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,027
City of Newark, GO 3.75%, 2/17/23	5,000	4,989
Series B, 2.00%, 2/17/23	2,375	2,355
New Jersey Building Authority Revenue Series A, 3.00%, 6/15/23	400	399
Series A, 3.00%, 6/15/23	600	596
Series A, 5.00%, 6/15/24	1,595	1,639
Series A, 5.00%, 6/15/24	2,405	2,445
New Jersey Economic Development Authority Revenue, Series BBB, 5.00%, 6/15/23	7,000	7,053
New Jersey Educational Facilities Authority Revenue Series B, 5.00%, 9/1/23	4,000	4,037
Series B, 4.00%, 9/1/24	4,730	4,732
New Jersey Transportation Trust Fund Authority Revenue 5.00%, 6/15/24	5,095	5,202
Series AA, 5.00%, 6/15/23	3,835	3,864
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	5	5
		38,343
New Mexico (1.1%):
City of Farmington Revenue, Series A, 2.15%, 4/1/33, Continuously Callable @101	5,000	3,624
New Mexico Hospital Equipment Loan Council Revenue 5.00%, 6/1/27	770	792
5.00%, 6/1/28	780	805
5.00%, 6/1/29	835	865
5.00%, 6/1/30	525	546
5.00%, 6/1/31, Continuously Callable @100	690	717
Village of Los Ranchos de Albuquerque Revenue 5.00%, 9/1/28	840	906
5.00%, 9/1/31, Continuously Callable @100	300	327
Winrock Town Center Tax Increment Development District Tax Allocation, 3.75%, 5/1/28 (c)	750	714
		9,296
New York (15.6%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27	300	291
City of Long Beach, GO, Series A, 2.00%, 2/17/23	10,000	9,936
City of New York, GO, Series 3, 2.74%, 4/1/42, Continuously Callable @100 (d)	2,000	2,000

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Poughkeepsie, GO 4.00%, 4/15/23	$135	$135
4.00%, 4/15/24	140	141
4.00%, 4/15/25	215	217
4.00%, 4/15/26	230	231
County of Rockland, GO (INS — Assured Guaranty Municipal Corp.) Series A, 5.00%, 3/1/23	2,500	2,521
Series A, 5.00%, 3/1/24	1,600	1,642
Long Island Power Authority Revenue 2.94% (US0001M+75bps), 5/1/33 (a)	2,900	2,900
2.94% (US0001M+75bps), 5/1/33, (Put Date 10/1/23) (a) (b)	1,100	1,107
2.90% (MUNIPSA+45bps), 9/1/38, (Put Date 9/1/25) (a) (b)	10,500	10,519
Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (b)	4,500	4,367
Series C, 2.94% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (a) (b)	5,000	4,978
Metropolitan Transportation Authority Revenue Series 2, 2.84% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (a) (b)	2,000	1,809
Series A-1, 5.00%, 2/1/23	8,050	8,095
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (b)	1,830	1,890
Series A3, 2.69% (SOFR+65bps), 11/15/42, (Put Date 4/1/26) (a) (b)	10,000	9,316
Series D-2, 2.90% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (a) (b)	8,000	7,964
Mohawk Town Fire District, GO, 1.50%, 11/4/22	4,825	4,816
New York Liberty Development Corp. Revenue 2.80%, 9/15/69, Continuously Callable @100	14,950	12,188
2.63%, 9/15/69, Continuously Callable @100	1,650	1,439
Series A, 1.90%, 11/15/31, Continuously Callable @100	2,000	1,552
New York State Dormitory Authority Revenue 5.00%, 12/1/24 (c)	1,200	1,213
5.00%, 12/1/25 (c)	1,200	1,207
New York State Housing Finance Agency Revenue (LIQ — Deutsche Bank A.G.), Series DBE-DBE-8073, 2.85%, 8/1/50, Continuously Callable @100 (c) (d)	9,064	9,064
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (c)	500	486
Town of Bergen, GO, 2.00%, 12/22/22	4,745	4,734
Troy Capital Resource Corp. Revenue 5.00%, 8/1/26, Continuously Callable @100	1,050	1,092
5.00%, 9/1/27	1,250	1,319
Village of Clayton, GO, 0.60%, 10/20/22, Continuously Callable @100	4,855	4,849
Village of Johnson City, GO, Series BA, 4.00%, 9/29/23	12,559	12,557
Village of Malone, GO, 1.75%, 3/10/23, Continuously Callable @100	4,210	4,179
Village of Valley Stream NY, GO, Series A, 3.50%, 5/11/23	7,295	7,277
		138,031
North Carolina (0.9%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue 2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	792
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	791
Series A, 1.37%, 5/1/34, (Put Date 6/16/25) (b)	2,000	1,856
North Carolina Medical Care Commission Revenue 2.50%, 10/1/24, Continuously Callable @100	745	718
2.30%, 9/1/25, Continuously Callable @100	1,250	1,125
See notes to financial statements.

11

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
2.88%, 10/1/26, Continuously Callable @100	$650	$610
Series A, 4.00%, 10/1/27	600	583
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,455
		7,930
North Dakota (0.3%):
City of Grand Forks Revenue 5.00%, 12/1/31	1,200	1,246
5.00%, 12/1/32, Continuously Callable @100	1,300	1,346
		2,592
Ohio (2.3%):
Akron Bath Copley Joint Township Hospital District Revenue 5.00%, 11/15/29	275	283
5.00%, 11/15/30	350	361
5.00%, 11/15/31, Continuously Callable @100	300	309
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,132
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,407
Ohio Air Quality Development Authority Revenue 2.40%, 12/1/38, (Put Date 10/1/29) (b)	3,250	2,854
Series D, 1.90%, 5/1/26, (Put Date 10/1/24) (b)	3,500	3,362
Ohio Higher Educational Facility Commission Revenue Series C, 5.00%, 5/1/23	550	555
Series C, 5.00%, 5/1/24	1,000	1,023
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,764
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100	1,000	964
State of Ohio Revenue 5.00%, 11/15/27	425	440
5.00%, 11/15/30	710	746
5.00%, 11/15/31, Continuously Callable @100	465	488
Series A, 5.00%, 1/15/30	1,000	1,068
		20,756
Oklahoma (1.1%):
Garfield County Industrial Authority Revenue, Series A, 2.60%, 1/1/25, Callable 11/2/22 @ 100 (d)	1,000	1,000
Muskogee Industrial Trust Revenue 4.00%, 9/1/28	2,500	2,473
4.00%, 9/1/29	3,010	2,972
Oklahoma Development Finance Authority Revenue Series B, 5.00%, 8/15/23	500	498
Series B, 5.00%, 8/15/24	600	594
Series B, 5.00%, 8/15/25	550	540
Oklahoma Municipal Power Authority Revenue, Series A, 2.84% (MUNIPSA+39bps), 1/1/23 (a)	1,610	1,604
		9,681

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oregon (0.2%):
County of Yamhill Revenue 4.00%, 10/1/22	$555	$555
Series A, 4.00%, 10/1/23	425	427
Series A, 4.00%, 10/1/24	425	429
Oregon State Facilities Authority Revenue Series A, 5.00%, 10/1/28	150	155
Series A, 5.00%, 10/1/29	300	311
Series A, 5.00%, 10/1/30	300	313
		2,190
Pennsylvania (5.9%):
Bethlehem Area School District Authority Revenue, Series A, 2.39% (SOFR+35bps), 1/1/30, (Put Date 11/1/25) (a) (b)	1,000	911
Chester County IDA Revenue, 3.75%, 10/1/24	370	366
Coatesville School District, GO, 5.00%, 6/30/23	4,250	4,259
Coatesville School District, GO (INS — Assured Guaranty Municipal Corp.) 5.00%, 8/1/24	1,000	1,028
5.00%, 8/1/25	800	834
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,088
County of Lehigh Revenue 5.00%, 7/1/28	1,750	1,851
5.00%, 7/1/29	2,000	2,124
Delaware County Authority Revenue 4.00%, 10/1/22	200	200
5.00%, 10/1/23	235	237
5.00%, 10/1/24	505	512
5.00%, 10/1/25	525	533
5.00%, 10/1/30	1,200	1,212
Geisinger Authority Revenue, 3.28% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24) (a) (b)	7,000	6,978
General Authority of Southcentral Pennsylvania Revenue, Series B, 3.05% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24) (a) (b)	6,000	5,930
Latrobe IDA Revenue 5.00%, 3/1/28	135	137
5.00%, 3/1/29	175	178
5.00%, 3/1/30	150	153
5.00%, 3/1/31	175	178
Luzerne County IDA Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 12/15/25	550	575
5.00%, 12/15/26, Continuously Callable @100	500	522
5.00%, 12/15/27, Continuously Callable @100	1,000	1,043
Northampton County General Purpose Authority Revenue, 3.23% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (a) (b)	1,855	1,842
Philadelphia IDA Revenue 5.00%, 6/15/28 (c)	210	206
5.00%, 6/15/29, Continuously Callable @100 (c)	220	216
5.00%, 6/15/30, Continuously Callable @100 (c)	145	142
Pittsburgh Water & Sewer Authority Revenue, Series C, 3.10% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23) (a) (b)	7,500	7,506

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Scranton School District, GO 2.98% (LIBOR01M+85bps), 4/1/31, (Put Date 6/1/23) (a) (b)	$6,165	$6,163
Series A, 5.00%, 6/1/23	2,435	2,465
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (b)	1,700	1,467
		51,856
South Carolina (1.4%):
Patriots Energy Group Financing Agency Revenue, Series B, 2.97% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (a) (b)	10,000	10,002
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable @100	2,220	2,172
		12,174
South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue 2.95%, 11/1/25, Continuously Callable @100 (d)	1,230	1,230
2.95%, 11/1/27, Continuously Callable @100 (d)	2,375	2,375
		3,605
Tennessee (0.5%):
Tennergy Corp. Revenue, Series A, 4.00%, 12/1/51, (Put Date 9/1/28) (b)	4,130	3,978
Texas (5.7%):
County of Wise Revenue 5.00%, 8/15/23	500	503
5.00%, 8/15/29	880	910
5.00%, 8/15/31	680	713
5.00%, 8/15/32, Continuously Callable @100	450	471
5.00%, 8/15/33, Continuously Callable @100	930	969
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24	780	791
Harris County Cultural Education Facilities Finance Corp. Revenue 5.00%, 7/1/49, (Put Date 12/1/26) (b)	1,400	1,474
Series C-2, 3.02% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (a) (b)	1,670	1,667
Harris County Municipal Utility District No. 165, GO (INS — Build America Mutual Assurance Co.), 3.00%, 3/1/23	520	519
Irving Hospital Authority Revenue, 3.55% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23) (a) (b)	1,575	1,575
Karnes County Hospital District Revenue, 5.00%, 2/1/24	1,290	1,307
Martin County Hospital District, GO 4.00%, 4/1/23	250	251
4.00%, 4/1/27	300	303
4.00%, 4/1/29	405	410
4.00%, 4/1/32, Continuously Callable @100	350	346
New Hope Cultural Education Facilities Finance Corp. Revenue Series A, 4.75%, 7/1/23 (f)	1,250	1,000
Series A, 4.75%, 7/1/24 (f)	2,300	1,840
Series A, 4.75%, 7/1/25 (f)	2,135	1,708
Port of Port Arthur Navigation District Revenue 2.82%, 11/1/40, Continuously Callable @100 (d)	10,000	10,000
Series A, 3.00%, 4/1/40, Continuously Callable @100 (d)	17,415	17,415
Series B, 3.00%, 4/1/40, Continuously Callable @100 (d)	3,300	3,300

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/31	$1,000	$1,027
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,245
		50,744
Vermont (0.1%):
Vermont Economic Development Authority Revenue 4.00%, 5/1/29, Continuously Callable @103	445	407
4.00%, 5/1/30, Continuously Callable @103	230	207
		614
Virginia (2.2%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	10,140	10,247
Halifax County IDA Revenue, 1.65%, 12/1/41, (Put Date 5/31/24) (b)	1,500	1,452
James City County Economic Development Authority Revenue, 4.00%, 12/1/30, Continuously Callable @103	220	198
Marquis Community Development Authority Revenue, 3.75%, 9/1/45 (c) (f) (g)	1,074	517
Marquis Community Development Authority Tax Allocation Series A, 2.55%, 9/1/36 (f) (g)	3,506	1,686
Series C, 9/1/41 (e) (g)	5,111	236
Peninsula Ports Authority Revenue, 3.80%, 10/1/33, (Put Date 10/1/24) (b)	1,810	1,799
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,578
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/31, Continuously Callable @103	1,250	1,329
		19,042
Washington (1.7%):
Washington Health Care Facilities Authority Revenue 5.00%, 8/15/26	2,000	2,040
5.00%, 8/15/27	2,175	2,218
Series B-2, 3.85% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (a) (b)	10,000	9,966
Series B-3, 5.00%, 8/1/49, Callable 2/1/26 @ 100	1,000	1,024
		15,248
Wisconsin (2.1%):
Public Finance Authority Revenue 4.00%, 3/1/23 (c)	955	952
4.00%, 3/1/24 (c)	1,010	998
4.00%, 9/1/24 (c)	635	619
4.00%, 3/1/25 (c)	1,075	1,051
4.00%, 3/1/26 (c)	1,510	1,457
4.00%, 3/1/27 (c)	795	757
4.00%, 3/1/28 (c)	840	788
3.25%, 1/1/30	1,795	1,626
5.00%, 4/1/30 (c)	500	493
Wisconsin Center District Revenue, 5.00%, 12/15/22 (c)	1,500	1,501
Wisconsin Health & Educational Facilities Authority Revenue 4.00%, 1/1/23	130	130
4.00%, 1/1/24	160	159
4.00%, 1/1/25	205	202
4.00%, 1/1/26	345	335
4.00%, 3/15/30	400	382

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
3.10% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (a) (b)	$1,700	$1,688
Series B, 3.00%, 9/15/23	160	157
Series B, 4.00%, 9/15/24	100	98
Series B, 4.00%, 9/15/26	110	105
Series B, 4.00%, 9/15/27	140	132
Series B, 4.00%, 9/15/28, Continuously Callable @103	200	186
Series B, 4.00%, 9/15/29, Continuously Callable @103	305	281
Series B, 4.00%, 9/15/30, Continuously Callable @103	320	293
Series B, 4.00%, 9/15/31, Continuously Callable @103	315	286
Series B-2, 2.55%, 11/1/27, Continuously Callable @100	1,500	1,372
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (b)	2,000	2,081
Series B-3, 2.25%, 11/1/26, Continuously Callable @100	450	418
		18,547
Total Municipal Bonds (Cost $907,748)		862,715
Total Investments (Cost $907,748) — 97.4%		862,715
Other assets in excess of liabilities — 2.6%		23,337
NET ASSETS — 100.00%		$886,052

(a)  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.

(b)  Put Bond.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $50,990 thousands and amounted to 5.8% of net assets.

(d)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)  Zero-coupon bond.

(f)  Currently the issuer is in default with respect to interest and/or principal payments.

(g)  This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements).

bps — Basis points delayed-delivery and/or when-issued basis- Confirm if any

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security

MUNIPSA — Municipal Swap Index

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Tax Exempt Short-Term Fund	Schedule of Portfolio Investments — continued September 30, 2022

  (Unaudited)

SOFR — Secured Overnight Financing Rate

US0001M — 1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Assets and Liabilities September 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Tax Exempt Short-Term Fund
Assets:
Investments, at value (Cost $907,748)	$862,715
Cash	224
Receivables:
Interest	7,208
Capital shares issued	910
Investments sold	18,250
From Adviser	30
Prepaid expenses	69
Total Assets	889,406
Liabilities:
Payables:
Distributions	176
Investments purchased	1,810
Capital shares redeemed	978
Accrued expenses and other payables:
Investment advisory fees	169
Administration fees	110
Custodian fees	8
Transfer agent fees	46
Compliance fees	1
Trustees' fees	3
12b-1 fees	1
Other accrued expenses	52
Total Liabilities	3,354
Net Assets:
Capital	960,770
Total accumulated earnings/(loss)	(74,718)
Net Assets	$886,052
Net Assets
Fund Shares	$849,175
Institutional Shares	29,656
Class A	7,221
Total	$886,052
Shares (unlimited number of shares authorized with no par value):
Fund Shares	86,148
Institutional Shares	3,006
Class A	732
Total	89,886
Net asset value, offering and redemption price per share: (a)
Fund Shares	$9.86
Institutional Shares	9.86
Class A	9.87
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.10

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended September 30, 2022

(Amounts in Thousands)  (Unaudited)

USAA Tax Exempt Short-Term Fund
Investment Income:
Interest	$10,963
Total Income	10,963
Expenses:
Investment advisory fees	1,276
Administration fees — Fund Shares	675
Administration fees — Institutional Shares	16
Administration fees — Class A	6
Sub-Administration fees	12
12b-1 fees — Class A	11
Custodian fees	18
Transfer agent fees — Fund Shares	213
Transfer agent fees — Institutional Shares	16
Transfer agent fees — Class A	4
Trustees' fees	25
Compliance fees	4
Legal and audit fees	36
State registration and filing fees	53
Other expenses	65
Total Expenses	2,430
Expenses waived/reimbursed by Adviser	(70)
Net Expenses	2,360
Net Investment Income (Loss)	8,603
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(2,652)
Net change in unrealized appreciation/depreciation on investment securities	(33,593)
Net realized/unrealized gains (losses) on investments	(36,245)
Change in net assets resulting from operations	$(27,642)

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Tax Exempt Short-Term Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$8,603	$13,566
Net realized gains (losses)	(2,652)	(628)
Net change in unrealized appreciation/depreciation	(33,593)	(39,486)
Change in net assets resulting from operations	(27,642)	(26,548)
Distributions to Shareholders:
Fund Shares	(8,232)	(12,863)
Institutional Shares	(303)	(529)
Class A	(68)	(132)
Change in net assets resulting from distributions to shareholders	(8,603)	(13,524)
Change in net assets resulting from capital transactions	(115,917)	(144,353)
Change in net assets	(152,162)	(184,425)
Net Assets:
Beginning of period	1,038,214	1,222,639
End of period	$886,052	$1,038,214

(continues on next page)

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Tax Exempt Short-Term Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$60,272	$139,075
Distributions reinvested	7,272	11,199
Cost of shares redeemed	(167,201)	(310,220)
Total Fund Shares	$(99,657)	$(159,946)
Institutional Shares
Proceeds from shares issued	$6,938	$49,482
Distributions reinvested	213	350
Cost of shares redeemed	(18,194)	(30,926)
Total Institutional Shares	$(11,043)	$18,906
Class A
Proceeds from shares issued	$1,017	$5,669
Distributions reinvested	65	107
Cost of shares redeemed	(6,299)	(9,089)
Total Class A	$(5,217)	$(3,313)
Change in net assets resulting from capital transactions	$(115,917)	$(144,353)
Share Transactions:
Fund Shares
Issued	5,952	13,117
Reinvested	723	1,058
Redeemed	(16,530)	(29,257)
Total Fund Shares	(9,855)	(15,082)
Institutional Shares
Issued	687	4,646
Reinvested	21	33
Redeemed	(1,796)	(2,939)
Total Institutional Shares	(1,088)	1,740
Class A
Issued	101	532
Reinvested	6	10
Redeemed	(622)	(854)
Total Class A	(515)	(312)
Change in Shares	(11,458)	(13,654)

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Tax Exempt Short-Term Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.24	0.09	(h)	(0.38)	(0.29)	(0.09)	(0.09)
Year Ended March 31:
2022	$10.63	0.13	(h)	(0.39)	(0.26)	(0.13)	(0.13)
2021	$10.32	0.14	(h)	0.31	0.45	(0.14)	(0.14)
2020	$10.48	0.19	(h)	(0.16)	0.03	(0.19)	(0.19)
2019	$10.41	0.19		0.07	0.26	(0.19)	(0.19)
2018	$10.45	0.16		(0.03)	0.13	(0.17)	(0.17)
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$10.25	0.09	(h)	(0.39)	(0.30)	(0.09)	(0.09)
Year Ended March 31: 2022	$10.64	0.14	(h)	(0.40)	(0.26)	(0.13)	(0.13)
June 29, 2020 (j) through March 31, 2021	$10.50	0.11	(h)	0.14	0.25	(0.11)	(0.11)
Class A
Six Months Ended September 30, 2022 (Unaudited)	$10.26	0.08	(h)	(0.39)	(0.31)	(0.08)	(0.08)
Year Ended March 31:
2022	$10.64	0.10	(h)	(0.38)	(0.28)	(0.10)	(0.10)
2021	$10.34	0.12	(h)	0.30	0.42	(0.12)	(0.12)
2020	$10.49	0.16	(h)	(0.15)	0.01	(0.16)	(0.16)
2019	$10.42	0.17		0.06	0.23	(0.16)	(0.16)
2018	$10.46	0.13		(0.03)	0.10	(0.14)	(0.14)

(a)  Not annualized for periods less than one year.

(b)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(c)  Annualized for periods less than one year.

(d)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, for Fund Shares and Class A, and June 29, 2020, for Institutional Shares, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(f)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Expenses(c)(d)(e)(f)		Net Investment Income (Loss)(c)	Gross Expenses(c)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(g)
USAA Tax Exempt Short-Term Fund
Fund Shares
Six Months Ended September 30, 2022 (Unaudited)	$9.86	(2.82)%	0.50%		1.83%	0.51%	$849,175	12%
Year Ended March 31:
2022	$10.24	(2.52)%	0.56%		1.18%	0.56%	$983,453	16%
2021	$10.63	4.42%	0.53%		1.37%	0.54%	$1,181,011	66	%(i)
2020	$10.32	0.23%	0.51%		1.77%	0.51%	$1,271,899	54%
2019	$10.48	2.52%	0.52%		1.84%	0.52%	$1,489,789	31%
2018	$10.41	1.21%	0.51%		1.57%	0.51%	$1,550,994	25%
Institutional Shares
Six Months Ended September 30, 2022 (Unaudited)	$9.86	(2.90)%	0.47%		1.86%	0.58%	$29,656	12%
Year Ended March 31: 2022	$10.25	(2.43)%	0.48%		1.28%	0.55%	$41,969	16%
June 29, 2020 (j) through March 31, 2021	$10.64	2.39%	0.47%		1.33%	0.69%	$25,038	66	%(i)
Class A
Six Months Ended September 30, 2022 (Unaudited)	$9.87	(3.00)%	0.68%		1.63%	0.94%	$7,221	12%
Year Ended March 31:
2022	$10.26	(2.64)%	0.78%		0.96%	0.93%	$12,792	16%
2021	$10.64	4.07%	0.76%		1.12%	0.88%	$16,590	66	%(i)
2020	$10.34	0.09%	0.75%		1.54%	0.93%	$10,144	54%
2019	$10.49	2.27%	0.77	%(k)	1.56%	0.92%	$10,707	31%
2018	$10.42	0.91%	0.80%		1.27%	0.83%	$11,349	25%

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Per share net investment income (loss) has been calculated using the average daily shares method.

(i)  The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

(j)  Commencement of operations.

(k)  Prior to August 1, 2018, USAA Asset Management Company (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of Class A to 0.80% of Class A average daily net assets.

See notes to financial statements.

23

USAA Mutual Funds Trust	Notes to Financial Statements September 30, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Tax Exempt Short-Term Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), acting as the valuation designee has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation designee as described in the Fund's valuation policies and procedures, which are approved by the Board.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value ("NAV") to be more reliable than it otherwise would be.

A summary of the valuations as of September 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$860,276	$2,439	$862,715
Total	$—	$860,276	$2,439	$862,715

For the six months ended September 30, 2022, there were no transfers into/out of Level 3.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.

For the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is the security's last sale price on an exchange. For the six months ended September 30, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$80,724	$57,500	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended September 30, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$94,137	$159,685

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended September 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Municipal Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period April 1, 2022, to September 30, 2022, performance adjustments were $(38), $(1), and $(3) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.01)%, less than (0.01)%, and (0.07)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended September 30, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended September 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended September 30, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended September 30, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended September 30, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least July 31, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

the expense limits. As of September 30, 2022, the expense limits (excluding voluntary waivers) were 0.51%, 0.47%, and 0.75% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended June 29, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of September 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at September 30, 2022.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$7	$68	$50	$70	$195

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended September 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued September 30, 2022

  (Unaudited)

The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended September 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from April 1, 2022, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through September 30, 2022, interest was based on the one-month SOFR plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended September 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended September 30, 2022.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending March 31, 2023.

At the tax year ended March 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$2,144	$24,904	$27,048

31

USAA Mutual Funds Trust	Supplemental Information September 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, through September 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/22	Actual Ending Account Value 9/30/22	Hypothetical Ending Account Value 9/30/22	Actual Expenses Paid During Period 4/1/22- 9/30/22*	Hypothetical Expenses Paid During Period 4/1/22- 9/30/22*	Annualized Expense Ratio During Period 4/1/22- 9/30/22
Fund Shares	$1,000.00	$971.80	$1,022.56	$2.47	$2.54	0.50%
Institutional Shares	1,000.00	971.00	1,022.71	2.32	2.38	0.47%
Class A	1,000.00	970.00	1,021.66	3.36	3.45	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

32

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

39592-1122

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	December 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	December 1, 2022

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	December 1, 2022